UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:  12/31

Date of reporting period:  9/30/18

Item 1. Schedule of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin Flex Cap Growth VIP Fund

	Shares	Value
Common Stocks 95.8%
Automobiles & Components 0.4%
[a] Tesla Inc	2,000	$529,540
Capital Goods 10.3%
3M Co	10,000	2,107,100
The Boeing Co	10,000	3,719,000
Fortive Corp	35,000	2,947,000
Raytheon Co	20,000	4,133,200
Rockwell Automation Inc	6,000	1,125,120
		14,031,420
Consumer Durables & Apparel 1.3%
NIKE Inc., B	20,000	1,694,400
Consumer Services 2.0%
Vail Resorts Inc	10,000	2,744,200
Diversified Financials 1.1%
Intercontinental Exchange Inc	20,000	1,497,800
Energy 1.1%
[a] Concho Resources Inc	10,000	1,527,500
Food & Staples Retailing 1.7%
Costco Wholesale Corp	10,000	2,348,800
Food, Beverage & Tobacco 2.1%
Constellation Brands Inc., A	13,000	2,803,060
Health Care Equipment & Services 8.9%
Becton, Dickinson and Co	12,000	3,132,000
Danaher Corp	18,000	1,955,880
[a] IDEXX Laboratories Inc	9,990	2,494,103
[a] Intuitive Surgical Inc	3,000	1,722,000
[a] Neuronetics Inc	3,600	115,416
UnitedHealth Group Inc	10,000	2,660,400
		12,079,799
Household & Personal Products 2.1%
Estee Lauder Cos. Inc., A	20,000	2,906,400
Media & Entertainment 15.3%
Activision Blizzard Inc	40,000	3,327,600
[a] Alphabet Inc., C	6,000	7,160,820
[a] Charter Communications Inc., A	5,006	1,631,355
[a] Electronic Arts Inc	16,000	1,927,840
[a] Eventbrite Inc., A	2,400	91,128
[a] Facebook Inc., A	18,000	2,960,280
[a] Netflix Inc	9,990	3,737,559
		20,836,582
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
[a] Elanco Animal Health Inc	5,100	177,939
[a] Mettler-Toledo International Inc	2,500	1,522,450
		1,700,389
Real Estate 3.7%
American Tower Corp	20,000	2,906,000
Equinix Inc	5,000	2,164,450
		5,070,450

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flex Cap Growth VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Retailing 12.7%
[a] Alibaba Group Holding Ltd., ADR (China)	12,000	$1,977,120
[a] Amazon.com Inc	7,000	14,021,000
[a] Booking Holdings Inc	600	1,190,400
		17,188,520
Semiconductors & Semiconductor Equipment 6.2%
Analog Devices Inc	30,000	2,773,800
NVIDIA Corp	10,000	2,810,200
Xilinx Inc	35,000	2,805,950
		8,389,950
Software & Services 25.6%
[a] Adobe Systems Inc	10,000	2,699,500
[a] Avalara Inc	1,800	62,874
[a] DocuSign Inc	5,000	262,850
[a] I3 Verticals Inc., A	6,000	137,880
Mastercard Inc., A	34,960	7,782,446
Microsoft Corp	70,000	8,005,900
[a] Salesforce.com Inc	37,000	5,884,110
[a] ServiceNow Inc	30,000	5,868,900
[a] SVMK Inc	2,600	41,678
[a] Tenable Holdings Inc	3,300	128,304
Visa Inc., A	26,470	3,972,882
		34,847,324
Total Common Stocks (Cost $67,156,740)		130,196,134

Short Term Investments (Cost $5,901,147) 4.3%

Money Market Funds 4.3%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	5,901,147	5,901,147
Total Investments (Cost $73,057,887) 100.1%		136,097,281
Other Assets, less Liabilities (0.1)%		(192,825)
Net Assets 100.0%		$135,904,456

See Abbreviations on page 114.

[a]Non-income producing.
[b]See Note 9 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.

|2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin Founding Funds Allocation VIP Fund

	Shares	Value
Investments in Underlying Funds 100.1%
Domestic Equity 33.2%
[a] Franklin Mutual Shares VIP Fund, Class 1	14,066,423	$303,272,077
Domestic Hybrid 33.3%
[a] Franklin Income VIP Fund, Class 1	18,579,186	304,141,271
Foreign Equity 33.6%
[a] Templeton Growth VIP Fund, Class 1	20,998,337	307,205,670
Total Investments in Underlying Funds (Cost $648,557,721)		914,619,018
Other Assets, less Liabilities (0.1)%		(488,449)
Net Assets 100.0%		$914,130,569

[a]See Note 8 regarding investments in Underlying Funds.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 3

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin Global Real Estate VIP Fund

	Country	Shares	Value

Common Stocks 99.6%
Diversified Real Estate Activities 11.1%
CapitaLand Ltd	Singapore	682,895	$1,683,385
City Developments Ltd	Singapore	205,647	1,370,378
Mitsubishi Estate Co. Ltd	Japan	190,456	3,237,811
Mitsui Fudosan Co. Ltd	Japan	182,678	4,322,418
New World Development Co. Ltd	Hong Kong	1,496,585	2,041,697
Nomura Real Estate Holdings Inc	Japan	57,000	1,150,583
Sun Hung Kai Properties Ltd	Hong Kong	196,171	2,856,659
Tokyo Tatemono Co. Ltd	Japan	115,332	1,406,574
			18,069,505
Diversified REITs 7.6%
Activia Properties Inc	Japan	315	1,363,720
Gecina SA	France	13,649	2,278,627
GPT Group	Australia	418,555	1,575,426
Hulic REIT Inc	Japan	722	1,049,535
Kenedix Office Investment Corp	Japan	253	1,614,017
Land Securities Group PLC.	United Kingdom	144,019	1,658,460
PLA Administradora Industrial S de RL de CV	Mexico	507,607	779,037
Stockland	Australia	419,171	1,256,745
Washington REIT	United States	27,100	830,615
			12,406,182
Health Care REITs 4.0%
HCP Inc	United States	52,289	1,376,247
Ventas Inc	United States	45,217	2,458,900
Welltower Inc	United States	41,376	2,661,304
			6,496,451
Hotel & Resort REITs 4.6%
Hoshino Resorts REIT Inc	Japan	101	496,801
Host Hotels & Resorts Inc	United States	137,706	2,905,597
MGM Growth Properties LLC, A	United States	39,400	1,161,906
Ryman Hospitality Properties Inc	United States	18,300	1,576,911
Sunstone Hotel Investors Inc	United States	84,409	1,380,931
			7,522,146
Hotels, Resorts & Cruise Lines 0.6%
Hilton Worldwide Holdings Inc	United States	11,814	954,335
Industrial REITs 11.7%
First Industrial Realty Trust Inc	United States	70,053	2,199,664
GLP J-REIT	Japan	1,243	1,208,601
Goodman Group	Australia	380,488	2,847,794
Mapletree Logistics Trust	Singapore	1,040,971	936,577
Nippon Prologis REIT Inc	Japan	569	1,126,034
Prologis Inc	United States	86,369	5,854,954
Rexford Industrial Realty Inc	United States	57,574	1,840,065
Segro PLC	United Kingdom	370,705	3,082,057
			19,095,746
Office REITs 11.4%
Alexandria Real Estate Equities Inc	United States	22,121	2,782,601
Boston Properties Inc	United States	22,185	2,730,752
Brandywine Realty Trust	United States	78,995	1,241,801
Cousins Properties Inc	United States	130,700	1,161,923

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Real Estate VIP Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Office REITs (continued)
Derwent London PLC	United Kingdom	42,666	$1,588,985
Dexus	Australia	285,227	2,176,017
Highwoods Properties Inc	United States	24,410	1,153,617
Inmobiliaria Colonial SA	Spain	148,492	1,542,907
Kilroy Realty Corp	United States	27,544	1,974,629
SL Green Realty Corp	United States	17,922	1,747,933
Vornado Realty Trust	United States	7,927	578,671
			18,679,836
Real Estate Development 2.6%
CK Asset Holdings Ltd	Hong Kong	456,127	3,423,043
[a] Howard Hughes Corp	United States	6,440	799,977
			4,223,020
Real Estate Operating Companies 10.7%
ADO Properties SA	Germany	39,568	2,370,322
Aroundtown SA	Germany	206,345	1,835,001
Deutsche Wohnen SE	Germany	84,923	4,073,795
Fabege AB	Sweden	129,398	1,792,601
First Capital Realty Inc	Canada	49,864	752,271
Hemfosa Fastigheter AB.	Sweden	106,123	1,462,522
Hufvudstaden AB, A	Sweden	69,611	1,058,794
Hysan Development Co. Ltd	Hong Kong	228,065	1,152,189
Swire Properties Ltd	Hong Kong	307,000	1,162,737
Vonovia SE	Germany	37,061	1,810,533
			17,470,765
Residential REITs 11.9%
American Homes 4 Rent, A.	United States	57,900	1,267,431
AvalonBay Communities Inc	United States	21,789	3,947,077
Camden Property Trust	United States	27,800	2,601,246
Canadian Apartment Properties REIT	Canada	57,875	2,135,359
Equity Lifestyle Properties Inc	United States	24,058	2,320,394
Equity Residential	United States	63,733	4,222,949
Essex Property Trust Inc	United States	3,852	950,327
Unite Group PLC	United Kingdom	169,835	1,976,999
			19,421,782
Retail REITs 15.3%
Agree Realty Corp	United States	22,021	1,169,756
CapitaLand Mall Trust	Singapore	587,500	954,027
Link REIT	Hong Kong	159,837	1,573,145
The Macerich Co	United States	11,600	641,364
Realty Income Corp	United States	44,617	2,538,261
Regency Centers Corp	United States	34,339	2,220,703
Retail Properties of America Inc., A	United States	121,400	1,479,866
Scentre Group.	Australia	268,734	770,763
Simon Property Group Inc	United States	40,826	7,215,995
SmartCentres REIT	Canada	35,730	843,389
Taubman Centers Inc	United States	14,800	885,484
[a] Unibail-Rodamco-Westfield	France	15,168	3,050,281
[a] Unibail-Rodamco-Westfield, IDR	France	46,763	477,029
Weingarten Realty Investors	United States	36,229	1,078,175
			24,898,238

|5

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Real Estate VIP Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Specialized REITs 8.1%
American Tower Corp	United States	9,000	$1,307,700
Coresite Realty Corp	United States	14,369	1,596,971
CubeSmart	United States	43,693	1,246,561
Digital Realty Trust Inc	United States	32,368	3,640,752
Extra Space Storage Inc	United States	22,200	1,923,408
Iron Mountain Inc	United States	22,200	766,344
Public Storage.	United States	9,344	1,884,031
Weyerhaeuser Co	United States	28,100	906,787
			13,272,554
Total Common Stocks (Cost $109,178,585)			162,510,560

		Principal
		Amount

Short Term Investments (Cost $218,179) 0.1%

Repurchase Agreements 0.1%
[b] Joint Repurchase Agreement, 2.236%, 10/01/18 (Maturity Value $218,219)
BNP Paribas Securities Corp. (Maturity Value $111,759)
Deutsche Bank Securities Inc. (Maturity Value $8,672)
HSBC Securities (USA) Inc. (Maturity Value $97,788)
Collateralized by U.S. Government Agency Securities, 3.00% - 4.50%, 11/20/46 -
6/20/48; U.S. Treasury Note, 1.375% - 3.50%, 4/15/20 - 4/30/21; and U.S. Treasury
Strips, 2/15/30 - 11/15/47 (valued at $222,643)	United States $	218,179	218,179
Total Investments (Cost $109,396,764) 99.7%			162,728,739
Other Assets, less Liabilities 0.3%			463,305
Net Assets 100.0%			$163,192,044

See Abbreviations on page 114.

aNon-income producing.
bInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2018, all repurchase agreements had been entered into on September 28, 2018.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin Growth and Income VIP Fund

	Country	Shares	Value

Common Stocks 87.3%
Communication Services 3.4%
Comcast Corp., A	United States	34,000	$1,203,940
Rogers Communications Inc., B	Canada	6,044	310,722
TELUS Corp	Canada	23,000	847,186
Verizon Communications Inc	United States	25,110	1,340,623
			3,702,471
Consumer Discretionary 3.5%
Las Vegas Sands Corp	United States	16,500	978,945
Lowe’s Cos. Inc	United States	7,948	912,589
McDonald’s Corp	United States	7,000	1,171,030
Target Corp	United States	8,380	739,200
			3,801,764
Consumer Staples 8.3%
The Coca-Cola Co	United States	42,400	1,958,456
The Kraft Heinz Co	United States	8,981	494,943
PepsiCo Inc	United States	21,998	2,459,376
The Procter & Gamble Co	United States	27,600	2,297,148
Walmart Inc	United States	18,100	1,699,771
			8,909,694
Energy 9.0%
Anadarko Petroleum Corp	United States	3,518	237,148
Chevron Corp	United States	21,968	2,686,247
Exxon Mobil Corp	United States	22,277	1,893,990
Occidental Petroleum Corp	United States	19,200	1,577,664
ONEOK Inc	United States	12,900	874,491
Royal Dutch Shell PLC, A, ADR.	United Kingdom	20,213	1,377,314
Suncor Energy Inc	Canada	25,382	982,030
			9,628,884
Financials 18.9%
Arthur J. Gallagher & Co	United States	14,166	1,054,517
Bank of America Corp	United States	61,700	1,817,682
BB&T Corp	United States	34,576	1,678,319
BlackRock Inc	United States	4,361	2,055,470
The Charles Schwab Corp	United States	4,703	231,152
JPMorgan Chase & Co	United States	41,600	4,694,144
MetLife Inc	United States	33,500	1,565,120
Morgan Stanley	United States	46,137	2,148,600
U.S. Bancorp.	United States	42,255	2,231,487
Wells Fargo & Co	United States	55,250	2,903,940
			20,380,431
Health Care 12.6%
Baxter International Inc	United States	8,500	655,265
Eli Lilly & Co	United States	12,237	1,313,153
Johnson & Johnson	United States	16,865	2,330,237
Medtronic PLC	United States	23,781	2,339,337
Merck & Co. Inc	United States	32,500	2,305,550
Pfizer Inc	United States	56,963	2,510,359
UnitedHealth Group Inc	United States	7,800	2,075,112
			13,529,013

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth and Income VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Industrials 10.0%
Cummins Inc	United States	9,469	$1,383,137
Illinois Tool Works Inc	United States	3,911	551,920
Lockheed Martin Corp	United States	4,869	1,684,479
Norfolk Southern Corp	United States	7,800	1,407,900
Raytheon Co	United States	10,216	2,111,239
Republic Services Inc	United States	27,180	1,974,899
Stanley Black & Decker Inc	United States	3,832	561,158
United Technologies Corp	United States	7,834	1,095,272
			10,770,004
Information Technology 11.2%
Apple Inc	United States	10,132	2,287,198
Broadcom Inc	United States	1,133	279,545
Cisco Systems Inc	United States	40,989	1,994,115
Intel Corp	United States	20,657	976,869
Microsoft Corp	United States	37,176	4,251,819
Oracle Corp	United States	13,829	713,023
Texas Instruments Inc	United States	14,696	1,576,734
			12,079,303
Materials 4.4%
BASF SE	Germany	12,737	1,131,946
DowDuPont Inc	United States	25,073	1,612,445
International Paper Co	United States	22,220	1,092,113
Praxair Inc	United States	5,300	851,869
			4,688,373
Real Estate 1.6%
Equity Residential	United States	7,000	463,820
Host Hotels & Resorts Inc	United States	57,641	1,216,225
			1,680,045
Utilities 4.4%
Duke Energy Corp	United States	13,200	1,056,264
NextEra Energy Inc	United States	12,154	2,037,011
Xcel Energy Inc	United States	35,496	1,675,766
			4,769,041
Total Common Stocks (Cost $61,695,805)			93,939,023
Equity-Linked Securities 9.1%
Communication Services 1.2%
[a] Goldman Sachs International into Alphabet Inc., 5.00%, A, 144A	United States	1,100	1,304,649
Consumer Discretionary 1.4%
[a] Wells Fargo Bank National Assn. into Amazon.com Inc., 6.00%, 144A	United States	800	1,453,570
Energy 1.5%
[a] Citigroup Global Markets Holdings Inc. into Anadarko Petroleum Corp., 6.00%, 144A	United States	17,000	1,004,491
[a] Credit Suisse AG London into Schlumberger Ltd., 6.50%, 144A	United States	10,300	648,820
			1,653,311
Financials 2.0%
[a] Morgan Stanley BV into Bank of America Corp., 6.50%, 144A	United States	38,000	1,119,916
[a] UBS AG London into The Charles Schwab Corp., 6.50%, 144A	United States	20,000	993,830
			2,113,746

|8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth and Income VIP Fund (continued)
	Country	Shares	Value
Equity-Linked Securities (continued)
Health Care 0.6%
[a] Deutsche Bank AG London into Baxter International Inc., 4.50%, 144A	United States	8,000	$596,573
Information Technology 2.4%
[a] Credit Suisse AG London into Broadcom Inc., 8.50%, 144A	United States	3,500	874,556
[a] UBS AG London into Intel Corp., 7.00%, 144A	United States	40,000	1,749,898
			2,624,454
Total Equity-Linked Securities (Cost $9,362,162)			9,746,303
Convertible Preferred Stocks 2.7%
Health Care 1.8%
Becton Dickinson and Co., 6.125%, cvt. pfd., A	United States	29,400	1,921,584
Industrials 0.4%
Fortive Corp., 5.00%, cvt. pfd., A	United States	410	442,312
Materials 0.5%
[b] International Flavors & Fragrances Inc., cvt. pfd	United States	9,282	533,715
Total Convertible Preferred Stocks (Cost $2,441,417)			2,897,611
Total Investments before Short Term Investments
(Cost $73,499,384)			106,582,937

		Principal
		Amount

Short Term Investments (Cost $897,175) 0.8%

Repurchase Agreements 0.8%
[c] Joint Repurchase Agreement, 2.236%, 10/01/18 (Maturity Value $897,342)
BNP Paribas Securities Corp. (Maturity Value $459,565)
Deutsche Bank Securities Inc. (Maturity Value $35,660)
HSBC Securities (USA) Inc. (Maturity Value $402,117)
Collateralized by U.S. Government Agency Securities, 3.00% - 4.50%, 11/20/46 -
6/20/48; U.S. Treasury Note, 1.375% - 3.50%, 4/15/20 - 4/30/21; and U.S. Treasury
Strips, 2/15/30 - 11/15/47 (valued at $ 915,533)	United States	$897,175	897,175
Total Investments (Cost $74,396,559) 99.9%			107,480,112
Other Assets, less Liabilities 0.1%.			133,369
Net Assets 100.0%			$107,613,481

See Abbreviations on page 114.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2018, the aggregate value of these securities was $9,746,303, representing 9.1% of net assets.
bNon-income producing.
cInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2018, all repurchase agreements had been entered into on September 28, 2018.

|9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin Income VIP Fund

	Country	Shares	Value

Common Stocks 37.2%
Communication Services 2.1%
BCE Inc	Canada	466,000	$18,866,411
Comcast Corp., A	United States	800,000	28,328,000
Verizon Communications Inc	United States	1,325,000	70,741,750
			117,936,161
Consumer Discretionary 1.5%
Ford Motor Co	United States	3,138,995	29,035,704
Target Corp	United States	650,000	57,336,500
			86,372,204
Consumer Staples 3.9%
[a] Anheuser-Busch InBev SA/NV, ADR	Belgium	512,500	44,879,625
The Coca-Cola Co	United States	700,000	32,333,000
Nestle SA	Switzerland	400,000	33,341,483
PepsiCo Inc	United States	384,000	42,931,200
Philip Morris International Inc	United States	350,000	28,539,000
The Procter & Gamble Co	United States	500,000	41,615,000
			223,639,308
Energy 5.5%
Anadarko Petroleum Corp	United States	400,000	26,964,000
Baker Hughes a GE Co., A	United States	725,000	24,526,750
BP PLC, ADR	United Kingdom	750,000	34,575,000
Chevron Corp	United States	400,000	48,912,000
Exxon Mobil Corp	United States	500,000	42,510,000
Occidental Petroleum Corp	United States	286,000	23,500,620
Royal Dutch Shell PLC, A, ADR.	United Kingdom	1,000,000	68,140,000
Schlumberger Ltd	United States	225,000	13,707,000
[b] Talos Energy Inc	United States	43,853	1,439,255
TransCanada Corp	Canada	350,000	14,161,000
The Williams Cos. Inc	United States	500,000	13,595,000
			312,030,625
Financials 5.6%
Bank of America Corp	United States	1,000,000	29,460,000
HSBC Holdings PLC	United Kingdom	3,500,000	30,559,122
JPMorgan Chase & Co	United States	600,000	67,704,000
MetLife Inc	United States	1,095,108	51,163,446
U.S. Bancorp.	United States	500,000	26,405,000
Wells Fargo & Co	United States	2,200,000	115,632,000
			320,923,568
Health Care 5.2%
AstraZeneca PLC	United Kingdom	900,000	69,957,618
Eli Lilly & Co	United States	300,000	32,193,000
Johnson & Johnson	United States	230,000	31,779,100
Medtronic PLC	United States	175,000	17,214,750
Merck & Co. Inc	United States	806,100	57,184,734
Pfizer Inc	United States	1,999,975	88,138,898
			296,468,100
Industrials 2.3%
3M Co	United States	125,000	26,338,750
[b,c] CEVA Logistics AG	Switzerland	283,295	5,289,473
Cummins Inc	United States	200,000	29,214,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Industrials (continued)
General Electric Co	United States	6,250,000	$70,562,500
			131,404,723
Information Technology 1.4%
Analog Devices Inc	United States	150,000	13,869,000
Apple Inc	United States	53,317	12,035,780
Applied Materials Inc	United States	286,000	11,053,900
Lam Research Corp	United States	70,000	10,619,000
Microsoft Corp	United States	285,500	32,652,635
			80,230,315
Materials 2.7%
BASF SE	Germany	700,000	62,209,509
DowDuPont Inc	United States	447,500	28,778,725
Rio Tinto PLC, ADR	Australia	1,250,000	63,775,000
			154,763,234
Real Estate 0.6%
Host Hotels & Resorts Inc	United States	1,500,000	31,650,000
Utilities 6.4%
Dominion Energy Inc	United States	1,501,638	105,535,119
Duke Energy Corp	United States	702,500	56,214,050
Sempra Energy	United States	720,000	81,900,000
The Southern Co	United States	2,250,000	98,100,000
Xcel Energy Inc	United States	500,000	23,605,000
			365,354,169
Total Common Stocks (Cost $1,803,717,522)			2,120,772,407
Equity-Linked Securities 8.0%
Communication Services 0.2%
[d] Royal Bank of Canada into Alphabet Inc., 6.00%, A, 144A	Belgium	10,000	12,123,759
Consumer Discretionary 1.9%
[d] Merrill Lynch International & Co. CV into General Motor Co., 8.00%, 144A	United States	1,425,000	49,876,577
[d] Wells Fargo Bank National Assn. into Ford Motor Co., 8.50%, 144A	United States	2,500,000	24,114,785
[d] Wells Fargo Bank National Assn. into Target Corp., 8.00%, 144A	United States	400,000	34,420,842
			108,412,204
Energy 0.6%
[d] UBS AG London into Halliburton Co., 7.00%, 144A	United States	840,000	35,330,291
Industrials 1.2%
[d] Deutsche Bank AG London into Union Pacific Corp., 6.50%, 144A	United States	450,000	70,507,799
Information Technology 3.1%
[d] Citigroup Global Markets Holdings Inc. into Texas Instruments Inc., 7.00%,
144A	United States	520,000	57,006,217
[d] Royal Bank of Canada into Apple Inc., 6.50%, 144A	United States	310,000	62,918,153
[d] Wells Fargo Bank National Assn. into Intel Corp., 8.00%, 144A	United States	1,100,000	53,982,732
			173,907,102
Materials 1.0%
[d] UBS AG London into DowDuPont Inc., 6.50%, 144A	United States	850,000	55,629,082
Total Equity-Linked Securities (Cost $479,195,798)			455,910,237

|11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
	Country	Shares		Value

Convertible Preferred Stocks 0.9%
Financials 0.9%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	34,600		$44,781,050
[b] FNMA, 5.375%, cvt. pfd	United States	475		8,550,000
Total Convertible Preferred Stocks (Cost $65,397,102)				53,331,050

		Units

Index-Linked Notes (Cost $14,054,540) 0.3%
Financials 0.3%
[d,e] Morgan Stanley Finance LLC, senior note, 144A, 5.08%, 10/03/19	United States	106,000		15,149,520

		Principal
		Amount*

Convertible Bonds 1.0%
Energy 0.5%
Chesapeake Energy Corp., cvt., senior note, 5.50%, 9/15/26	United States	10,000,000		9,907,900
Weatherford International Ltd., cvt., senior note, 5.875%, 7/01/21	United States	22,000,000		20,772,928
				30,680,828
Health Care 0.5%
[d] Bayer Capital Corp BV, cvt., junior sub. note, 144A, 5.625%, 11/22/19	Germany	25,000,000	EUR	26,789,213
Total Convertible Bonds (Cost $58,033,834)				57,470,041

Corporate Bonds 36.4%
Communication Services 5.3%
AMC Entertainment Holdings Inc., senior sub. note, 5.875%, 11/15/26.	United States	5,600,000		5,376,000
AT&T Inc., senior bond, 4.125%, 2/17/26	United States	12,000,000		11,870,155
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.125%, 2/15/23	United States	10,000,000		10,062,500
senior bond, 5.75%, 1/15/24	United States	9,000,000		9,168,750
[d] senior bond, 144A, 5.50%, 5/01/26	United States	10,000,000		9,912,500
[d] senior bond, 144A, 5.00%, 2/01/28	United States	5,000,000		4,712,000
DISH DBS Corp.,
senior bond, 5.875%, 7/15/22	United States	40,000,000		39,175,000
senior bond, 5.00%, 3/15/23	United States	35,000,000		31,891,300
senior note, 5.875%, 11/15/24	United States	9,400,000		8,483,500
[d] Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	7,500,000		7,801,500
Sprint Capital Corp., senior note, 6.90%, 5/01/19.	United States	13,500,000		13,753,125
Sprint Communications Inc.,
senior bond, 11.50%, 11/15/21	United States	30,000,000		35,325,000
senior note, 7.00%, 8/15/20	United States	7,500,000		7,871,850
senior note, 6.00%, 11/15/22	United States	6,300,000		6,441,750
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	37,500,000		40,494,750
senior bond, 7.125%, 6/15/24	United States	8,200,000		8,538,250
senior note, 7.625%, 3/01/26	United States	8,000,000		8,486,000
[d] Sprint Spectrum Co. LLC, senior secured bond, first lien, 144A, 5.152%,
9/20/29	United States	16,000,000		16,118,400
[d] Univision Communications Inc.,
senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	15,000,000		14,400,000
senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	7,140,000		6,693,750

|12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Communication Services (continued)
[d] Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A,
5.50%, 1/15/25	United Kingdom	7,000,000	$7,017,500
			303,593,580
Consumer Discretionary 1.6%
[d] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	6,300,000	6,348,888
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	9,300,000	9,489,534
Ford Motor Co., senior note, 4.346%, 12/08/26	United States	18,500,000	17,448,528
General Motors Co., senior bond, 5.15%, 4/01/38	United States	16,000,000	14,910,030
KB Home, senior bond, 7.50%, 9/15/22	United States	3,400,000	3,684,750
[d] Shea Homes LP/Shea Homes Funding Corp.,
senior bond, 144A, 6.125%, 4/01/25	United States	8,000,000	7,850,000
senior note, 144A, 5.875%, 4/01/23.	United States	5,000,000	4,956,250
[d] Tesla Inc., senior note, 144A, 5.30%, 8/15/25	United States	7,000,000	5,923,750
[d] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
senior bond, 144A, 5.50%, 3/01/25	United States	13,200,000	12,787,500
senior bond, 144A, 5.25%, 5/15/27	United States	10,000,000	9,300,000
			92,699,230
Consumer Staples 0.6%
[d] BAT Capital Corp., senior note, 144A, 3.557%, 8/15/27	United Kingdom	20,000,000	18,640,800
Kraft Heinz Foods Co., senior bond, 4.625%, 1/30/29.	United States	13,000,000	12,996,918
			31,637,718
Energy 7.3%
[d] Ascent Resources Utica Holdings LLC/ARU Finance Corp., senior note, 144A,
10.00%, 4/01/22	United States	10,000,000	11,325,000
Bill Barrett Corp.,
senior bond, 7.00%, 10/15/22	United States	17,937,000	17,937,000
senior note, 8.75%, 6/15/25	United States	23,400,000	24,687,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note,
6.50%, 4/15/21	United States	30,000,000	30,000,000
Chesapeake Energy Corp.,
[d] secured note, second lien, 144A, 8.00%, 12/15/22	United States	29,388,000	30,857,400
senior bond, 6.125%, 2/15/21	United States	16,000,000	16,452,000
senior bond, 8.00%, 6/15/27	United States	26,000,000	26,572,000
senior note, 5.375%, 6/15/21	United States	12,875,000	12,875,000
senior note, 4.875%, 4/15/22	United States	5,000,000	4,881,250
senior note, 5.75%, 3/15/23	United States	5,000,000	4,893,750
[a] senior note, 8.00%, 1/15/25	United States	31,500,000	32,586,750
[f] senior note, FRN, 5.589%, (3-month USD LIBOR + 3.25%), 4/15/19	United States	9,800,000	9,836,750
Ferrellgas LP/Ferrellgas Finance Corp.,
senior note, 6.50%, 5/01/21	United States	9,500,000	8,550,000
senior note, 6.75%, 6/15/23	United States	5,000,000	4,200,000
Kinder Morgan Inc.,
senior bond, 7.75%, 1/15/32	United States	22,000,000	27,824,302
[d] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	6,400,000	6,835,917
Sanchez Energy Corp., senior note, 7.75%, 6/15/21	United States	27,000,000	19,035,000
[d] Talos Production LLC/Talos Production Finance Inc., senior note, second lien,
144A, 11.00%, 4/03/22	United States	6,452,837	6,936,800
[d,g] W&T Offshore Inc.,
secured note, second lien, 144A, PIK, 9.00%, 5/15/20	United States	11,249,933	11,362,432
senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21	United States	10,192,610	10,250,382

|13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	17,500,000	$17,478,125
senior note, 7.75%, 6/15/21	United States	31,000,000	30,883,750
senior note, 4.50%, 4/15/22	United States	11,900,000	10,472,000
senior note, 8.25%, 6/15/23	United States	37,500,000	35,625,000
			412,357,608
Financials 4.6%
Bank of America Corp.,
[h] junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	8,000,000	8,400,000
[h] junior sub. bond, U, 5.20% to 6/01/23, FRN thereafter, Perpetual.	United States	5,000,000	4,956,250
[h] junior sub. bond, X, 6.25% to 9/05/24, FRN thereafter, Perpetual	United States	6,000,000	6,360,000
senior bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28	United States	18,500,000	17,372,857
Capital One Financial Corp., senior sub. note, 4.20%, 10/29/25.	United States	15,500,000	15,161,303
Citigroup Inc.,
[h] junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual	United States	10,000,000	9,837,500
[h] junior sub. bond, 5.90% to 2/15/23, FRN thereafter, Perpetual	United States	12,500,000	12,812,500
[h] junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual	United States	4,500,000	4,605,615
[h] junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	15,800,000	16,155,500
[h] junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual.	United States	25,000,000	25,687,500
[h] junior sub. bond, Q, 5.95% to 8/15/20, FRN thereafter, Perpetual	United States	10,000,000	10,314,250
sub. bond, 4.125%, 7/25/28	United States	18,500,000	17,883,529
The Goldman Sachs Group Inc., senior note, 3.272% to 9/29/24, FRN
thereafter, 9/29/25	United States	15,500,000	14,816,629
HSBC Holdings PLC, senior bond, 4.292% to 9/12/25, FRN thereafter, 9/12/26	United Kingdom	28,500,000	28,130,640
[h] JPMorgan Chase & Co.,
[f] junior sub. bond, FRN, 5.809%, (3-month USD LIBOR + 3.47%), Perpetual .	United States	40,000,000	40,220,000
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	3,200,000	3,332,000
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	10,000,000	10,087,500
[h] Morgan Stanley, junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual	United States	7,300,000	7,502,575
[h] Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter,
Perpetual	United States	6,600,000	6,707,250
			260,343,398
Health Care 12.1%
Allergan Funding SCS, senior bond, 3.80%, 3/15/25	United States	17,000,000	16,664,120
[d] Bausch Health Cos. Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	9,400,000	8,963,370
senior note, 144A, 5.50%, 3/01/23.	United States	15,000,000	14,486,250
senior note, 144A, 5.875%, 5/15/23.	United States	14,500,000	14,130,250
senior note, 144A, 9.00%, 12/15/25.	United States	5,000,000	5,400,200
senior note, first lien, 144A, 7.00%, 3/15/24	United States	4,500,000	4,765,500
senior secured note, first lien, 144A, 6.50%, 3/15/22	United States	3,000,000	3,127,500
senior secured note, first lien, 144A, 5.50%, 11/01/25	United States	35,000,000	35,070,000
[d] Bayer US Finance II LLC, senior note, 144A, 4.25%, 12/15/25	Germany	15,000,000	14,922,825
CHS/Community Health Systems Inc.,
senior note, 6.875%, 2/01/22	United States	104,415,000	59,175,196
[d] senior note, 144A, 11.00%, 6/30/23.	United States	103,596,000	93,710,870
[d] senior note, 144A, 8.125%, 6/30/24.	United States	42,388,000	35,605,920
senior secured note, first lien, 6.25%, 3/31/23.	United States	39,000,000	37,196,250

|14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care (continued)
CVS Health Corp.,
senior bond, 4.30%, 3/25/28	United States	8,000,000	$7,936,324
senior bond, 5.05%, 3/25/48	United States	3,900,000	3,999,688
senior note, 4.10%, 3/25/25	United States	5,100,000	5,091,329
DaVita Inc.,
senior bond, 5.125%, 7/15/24	United States	5,000,000	4,850,000
senior bond, 5.00%, 5/01/25	United States	4,000,000	3,858,760
[d] Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	10,000,000	8,670,000
senior note, 144A, 6.00%, 7/15/23.	United States	15,000,000	13,387,500
[d] Endo Finance LLC, senior note, 144A, 5.75%, 1/15/22	United States	22,500,000	21,121,875
[d] Halfmoon Parent Inc., senior secured note, 144A, 3.75%, 7/15/23	United States	20,000,000	19,945,543
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	7,500,000	7,921,875
senior note, 7.50%, 2/15/22	United States	25,000,000	27,437,500
senior secured note, first lien, 5.00%, 3/15/24.	United States	10,400,000	10,686,000
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	8,000,000	8,200,000
Mallinckrodt International Finance SA, senior bond, 4.75%, 4/15/23	United States	5,000,000	4,289,284
[d] Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
senior note, 144A, 4.875%, 4/15/20.	United States	20,200,000	20,099,000
senior note, 144A, 5.75%, 8/01/22.	United States	27,000,000	25,042,500
senior note, 144A, 5.625%, 10/15/23	United States	14,300,000	12,727,000
senior note, 144A, 5.50%, 4/15/25.	United States	10,000,000	8,495,000
Mylan NV, senior note, 3.95%, 6/15/26	United States	13,600,000	12,894,432
Tenet Healthcare Corp.,
secured note, second lien, 5.125%, 5/01/25	United States	2,500,000	2,468,750
senior note, 8.125%, 4/01/22	United States	52,600,000	55,627,130
senior note, 6.75%, 6/15/23	United States	58,200,000	58,200,000
			686,167,741
Industrials 0.8%
[d] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24.	United States	3,400,000	3,731,500
United Rentals North America Inc., senior bond, 5.75%, 11/15/24	United States	1,800,000	1,855,350
United Technologies Corp., senior note, 3.95%, 8/16/25	United States	15,000,000	14,927,039
[d] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	10,000,000	9,225,000
[d] XPO Logistics Inc., senior note, 144A, 6.50%, 6/15/22	United States	14,734,000	15,268,108
			45,006,997
Information Technology 1.0%
[d] CommScope Inc., senior bond, 144A, 5.50%, 6/15/24	United States	10,000,000	10,112,500
[d] Dell International LLC/EMC Corp.,
senior secured note, first lien, 144A, 4.42%, 6/15/21	United States	12,500,000	12,692,986
senior secured note, first lien, 144A, 5.45%, 6/15/23	United States	21,100,000	22,185,150
NCR Corp.,
senior note, 5.00%, 7/15/22	United States	5,500,000	5,479,375
senior note, 6.375%, 12/15/23	United States	7,000,000	7,148,750
			57,618,761
Materials 1.2%
[d] BWAY Holding Co.,
secured note, 144A, 5.50%, 4/15/24	United States	10,000,000	9,855,900
senior note, 144A, 7.25%, 4/15/25.	United States	23,000,000	22,480,200

|15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
			Principal
		Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[d] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24		Mexico	14,700,000	$15,191,494
[d] FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 5.125%, 5/15/24		Australia	6,700,000	6,513,506
[d] Syngenta Finance NV, senior note, 144A, 4.441%, 4/24/23		Switzerland	16,500,000	16,402,980
				70,444,080
Real Estate 0.6%
Equinix Inc., senior bond, 5.375%, 5/15/27		United States	16,500,000	16,568,640
Iron Mountain Inc., senior sub. bond, 5.75%, 8/15/24		United States	18,000,000	17,856,000
				34,424,640
Utilities 1.3%
Calpine Corp.,
senior bond, 5.75%, 1/15/25		United States	10,000,000	8,887,500
senior note, 5.375%, 1/15/23		United States	20,000,000	18,875,000
senior note, 5.50%, 2/01/24		United States	16,375,000	14,676,094
[d] InterGen NV, secured bond, 144A, 7.00%, 6/30/23		Netherlands	4,800,000	4,776,000
Vistra Energy Corp.,
senior note, 7.375%, 11/01/22		United States	20,000,000	20,828,600
senior note, 5.875%, 6/01/23		United States	8,000,000	8,246,000
				76,289,194
Total Corporate Bonds (Cost $2,055,854,364)				2,070,582,947

[f] Senior Floating Rate Interests 3.7%
Communication Services 0.7%
[i] iHeartCommunications Inc., Tranche E Term Loan, 9.193%, (3-month USD
LIBOR + 7.50%), 7/30/19		United States	13,142,769	9,881,719
MH Sub I LLC & Micro Holding Corp.,
Amendment No. 2 Initial Term Loan, 5.915%, (1-month USD LIBOR +
3.75%), 9/15/24.		United States	8,919,925	8,991,685
Second Lien Initial Term Loan, 9.665%, (1-month USD LIBOR + 7.50%),
9/15/25	.	United States	5,000,000	5,065,625
Securus Technologies Holdings Inc.,
[j,k] Delayed Draw Term Loan, TBD, 11/01/24.		United States	8,800,000	8,844,000
[j] Initial Term Loan B, 6.742%, (1-month USD LIBOR + 4.50%), 11/01/24		United States	2,188,972	2,199,462
Second Lien Initial Loan, 10.492%, (1-month USD LIBOR + 8.25%),
11/01/25		United States	6,000,000	6,030,000
				41,012,491
Consumer Discretionary 1.3%
24 Hour Fitness Worldwide Inc., Term Loan, 5.742%, (1-month USD LIBOR +
3.50%), 5/30/25		United States	13,965,000	14,081,370
Academy Ltd., Initial Term Loan, 6.104%, (1-month USD LIBOR + 4.00%),
7/02/22		United States	1,566,732	1,222,705
Belk Inc., Closing Date Term Loan, 6.883%, (1-month USD LIBOR + 4.75%),
12/12/22		United States	24,325,787	21,353,541
PetSmart Inc., Tranche B-2 Loans, 5.12%, (1-month USD LIBOR + 3.00%),
3/11/22		United States	18,452,320	16,152,053
Stars Group Holdings BV, Stars Group (US), USD Term Loan, 5.886%, (3-month
USD LIBOR + 3.50%), 7/10/25		United States	19,950,000	20,160,772
				72,970,441
Consumer Staples 0.3%
Almonde Inc., Tahoe Canada Bidco Inc. and Misys Europe SA, Dollar Term
Loan, 5.886%, (3-month USD LIBOR + 3.50%), 6/13/24		United States	14,115,696	14,141,061

|16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*	Value
[f] Senior Floating Rate Interests (continued)
Energy 0.2%
W&T Offshore Inc., Second Lien Term Loan, 9.00%, 5/15/20	United States	11,000,000	$11,192,500
Health Care 0.4%
Amneal Pharmaceuticals LLC, Initial Term Loans, 5.75%, (1-month USD LIBOR
+ 3.50%), 5/04/25	United States	24,931,722	25,196,622
Industrials 0.6%
Commercial Barge Line Co., Initial Term Loan, 10.992%, (1-month USD LIBOR
+ 8.75%), 11/12/20	United States	8,750,000	6,803,125
Vertiv Group Corp., Term B Loans, 6.313%, (3-month USD LIBOR + 4.00%),
11/30/23	United States	8,574,569	8,625,485
West Corp., Term B Loans, 6.242%, (1-month USD LIBOR + 4.00%), 10/10/24	United States	17,505,386	17,474,997
			32,903,607
Utilities 0.2%
Talen Energy Supply LLC,
Initial Term Loan, 6.242%, (1-month USD LIBOR + 4.00%), 4/13/24	United States	7,848,000	7,899,993
Term B-1 Loans, 6.242%, (1-month USD LIBOR + 4.00%), 7/15/23.	United States	5,910,000	5,957,280
			13,857,273
Total Senior Floating Rate Interests (Cost $213,172,190)			211,273,995
U.S. Government and Agency Securities 6.5%
U.S. Treasury Note,
1.00%, 6/30/19	United States	50,000,000	49,447,265
2.25%, 3/31/20	United States	50,000,000	49,631,836
2.50%, 5/31/20	United States	75,000,000	74,651,367
2.50%, 6/30/20	United States	50,000,000	49,750,976
2.375%, 3/15/21	United States	50,000,000	49,441,406
2.75%, 4/30/23	United States	25,000,000	24,799,317
2.75%, 5/31/23	United States	50,000,000	49,599,609
2.875%, 5/31/25	United States	25,000,000	24,801,270
Total U.S. Government and Agency Securities
(Cost $374,027,821)			372,123,046

		Shares
Escrows and Litigation Trusts (Cost $62,603) 0.0%
[b,c] Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	1,400,000	—
Total Investments before Short Term Investments
(Cost $5,063,515,774)			5,356,613,243

Short Term Investments 5.4%

Money Market Funds (Cost $305,283,541) 5.4%
[l,m] Institutional Fiduciary Trust Money Market Portfolio, 1.69%.	United States	305,283,541	305,283,541
Investments from Cash Collateral Received for Loaned Securities 0.0%†
Money Market Funds (Cost $1,845,000) 0.0%†
[l,m] Institutional Fiduciary Trust Money Market Portfolio, 1.69%.	United States	1,845,000	1,845,000

|17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Short Term Investments (continued)
Investments from Cash Collateral Received for Loaned
Securities (continued)
Repurchase Agreement (Cost $462,014) 0.0%†
[n] Joint Repurchase Agreement, 2.23%, 10/01/18 (Maturity Value $462,100)
Merrill Lynch, Pierce, Fenner & Smith Inc.
Collateralized by U.S. Treasury Note, 3.125%, 5/15/21 (valued at $471,256)
	United States	462,014	$462,014
Total Investments from Cash Collateral Received for
Loaned Securities (Cost $2,307,014)			2,307,014
Total Investments (Cost $5,371,106,329) 99.4%			5,664,203,798
Other Assets, less Liabilities 0.6%.			31,667,761
Net Assets 100.0%			$5,695,871,559

See Abbreviations on page 114.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aA portion or all of the security is on loan at September 30, 2018.
bNon-income producing.
cFair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2018, the aggregate value of these securities was $1,215,986,166, representing 21.3% of net assets.
eSecurity pays a fixed 2.00% coupon rate and a variable coupon based on the distribution of the Morgan Stanley Custom Enhanced SPX B DT Index 20 Delta. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the Morgan Stanley Custom
Enhanced SPX B Index 20 Delta.
fThe coupon rate shown represents the rate at period end.
gIncome may be received in additional securities and/or cash.
hPerpetual security with no stated maturity date.
iDefaulted security or security for which income has been deemed uncollectible.
jSecurity purchased on a delayed delivery basis.
kA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
lSee Note 9 regarding investments in affiliated management investment companies.
mThe rate shown is the annualized seven-day effective yield at period end.
nInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2018, all repurchase agreements had been entered into on September 28, 2018.

|18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin Large Cap Growth VIP Fund

	Shares	Value

Common Stocks 98.6%
Communication Services 9.9%
[a] Alphabet Inc., A	3,499	$4,223,573
[a] Alphabet Inc., C	978	1,167,214
[a] Electronic Arts Inc	9,907	1,193,694
[a] Facebook Inc., A	15,144	2,490,582
[a] Liberty Broadband Corp., C	12,084	1,018,681
[a] Netflix Inc	2,978	1,114,159
[a] Spotify Technology SA	3,632	656,775
The Walt Disney Co	6,912	808,289
		12,672,967
Consumer Discretionary 11.4%
[a] Alibaba Group Holding Ltd., ADR (China)	3,494	575,672
[a] Amazon.com Inc	5,599	11,214,797
Aptiv PLC	9,519	798,644
[a] Booking Holdings Inc	497	986,048
Wynn Resorts Ltd	7,335	931,985
		14,507,146
Consumer Staples 3.4%
Constellation Brands Inc., A	7,485	1,613,916
Lamb Weston Holdings Inc	18,753	1,248,950
[a] Monster Beverage Corp	20,141	1,173,817
[a] Nomad Foods Ltd. (United Kingdom)	15,433	312,673
		4,349,356
Energy 1.1%
Diamondback Energy Inc	10,689	1,445,046
Financials 6.4%
[a] Athene Holding Ltd., A	10,716	553,589
The Charles Schwab Corp	41,254	2,027,634
Intercontinental Exchange Inc	17,323	1,297,319
MarketAxess Holdings Inc	3,517	627,749
MSCI Inc	3,950	700,770
S&P Global Inc	6,507	1,271,403
[a] SVB Financial Group	5,322	1,654,237
		8,132,701
Health Care 13.0%
[a] ABIOMED Inc	3,984	1,791,804
[a] Celgene Corp	7,473	668,759
[a] Centene Corp	6,566	950,625
[a] Edwards Lifesciences Corp	10,396	1,809,944
[a] Elanco Animal Health Inc	9,360	326,570
[a] Heron Therapeutics Inc	26,764	847,081
[a] Illumina Inc	2,419	887,918
[a] Intuitive Surgical Inc	1,600	918,400
Medtronic PLC	11,375	1,118,959
[a] Nevro Corp	15,030	856,710
[a] PTC Therapeutics Inc	16,460	773,620
[a] Sage Therapeutics Inc	4,026	568,672
UnitedHealth Group Inc	12,222	3,251,541
West Pharmaceutical Services Inc	14,590	1,801,427
		16,572,030

Quarterly Statement of Investments | See Notes to Statements of Investments. | 19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Large Cap Growth VIP Fund (continued)
	Shares	Value

Common Stocks (continued)
Industrials 11.2%
Allegiant Travel Co	2,789	$353,645
The Boeing Co	3,609	1,342,187
[a] CoStar Group Inc	5,916	2,489,690
Honeywell International Inc	7,618	1,267,635
[a] IHS Markit Ltd	21,246	1,146,434
Raytheon Co	12,537	2,590,897
Rockwell Automation Inc	5,089	954,289
Roper Technologies Inc	4,104	1,215,646
Stanley Black & Decker Inc	5,975	874,979
[a] Univar Inc	20,744	636,011
[a] Verisk Analytics Inc	11,820	1,424,901
		14,296,314
Information Technology 37.5%
[a] 2U Inc	14,831	1,115,143
[a] Adobe Systems Inc	10,062	2,716,237
[a] Adyen NV (Netherlands)	300	244,844
Amphenol Corp., A	3,387	318,446
Analog Devices Inc	9,403	869,401
Apple Inc	32,771	7,397,726
Applied Materials Inc	16,193	625,859
[a] Autodesk Inc	8,431	1,316,163
[a] Fiserv Inc	13,549	1,116,167
[a] Guidewire Software Inc	3,020	305,050
[a] InterXion Holding NV (Netherlands)	19,165	1,289,804
Mastercard Inc., A	30,551	6,800,958
Microsoft Corp	52,083	5,956,733
Monolithic Power Systems	7,356	923,399
NVIDIA Corp	7,829	2,200,106
[a] PayPal Holdings Inc	11,318	994,173
[a] Pluralsight Inc., A	2,800	89,600
[a] Salesforce.com Inc	15,558	2,474,189
[a] ServiceNow Inc	16,742	3,275,237
[a] SVMK Inc	2,500	40,075
Visa Inc., A	38,738	5,814,186
Xilinx Inc	9,468	759,050
[a] Zendesk Inc	18,091	1,284,461
		47,927,007
Materials 1.1%
[a] Axalta Coating Systems Ltd	22,378	652,543
[a] Ingevity Corp	7,924	807,297
		1,459,840
Real Estate 3.6%
American Tower Corp	6,830	992,399
Equinix Inc	1,890	818,162
[a] SBA Communications Corp., A	17,663	2,837,208
		4,647,769
Total Common Stocks (Cost $60,735,538)		126,010,176

|20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Large Cap Growth VIP Fund (continued)
	Principal
	Amount	Value

Short Term Investments (Cost $1,033,243) 0.8%

Repurchase Agreements 0.8%
[b] Joint Repurchase Agreement, 2.236%, 10/01/18 (Maturity Value $1,033,436)
BNP Paribas Securities Corp. (Maturity Value $529,264)
Deutsche Bank Securities Inc. (Maturity Value $41,069)
HSBC Securities (USA) Inc. (Maturity Value $463,103)
Collateralized by U.S. Government Agency Securities, 3.00% - 4.50%, 11/20/46 - 6/20/48; U.S.
Treasury Note, 1.375% - 3.50%, 4/15/20 - 4/30/21; and U.S. Treasury Strips, 2/15/30 - 11/15/47
(valued at $ 1,054,385)	$1,033,243	$1,033,243
Total Investments (Cost $61,768,781) 99.4%		127,043,419
Other Assets, less Liabilities 0.6%		728,849
Net Assets 100.0%		$127,772,268

See Abbreviations on page 114.

aNon-income producing.
bInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2018, all repurchase agreements had been entered into on September 28, 2018.

|21

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2018 (unaudited)
Franklin Mutual Global Discovery VIP Fund
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 91.3%
Aerospace & Defense 1.0%
BAE Systems PLC	United Kingdom	755,507	$6,202,530
Auto Components 0.5%
[a,b,c] International Automotive Components Group Brazil LLC.	Brazil	424,073	10,255
[a,b,c] International Automotive Components Group North America LLC	United States	4,052,916	533,023
Toyo Tire & Rubber Co. Ltd	Japan	136,700	2,462,272
			3,005,550
Automobiles 0.9%
General Motors Co	United States	175,900	5,922,553
Banks 12.1%
Barclays PLC	United Kingdom	1,564,265	3,502,762
BNP Paribas SA	France	106,948	6,544,541
CIT Group Inc	United States	136,169	7,027,682
Citigroup Inc	United States	162,150	11,632,641
Citizens Financial Group Inc	United States	303,023	11,687,597
First Horizon National Corp	United States	353,473	6,100,944
HSBC Holdings PLC	United Kingdom	507,847	4,434,103
JPMorgan Chase & Co	United States	42,286	4,771,552
Societe Generale SA	France	157,880	6,776,261
Standard Chartered PLC	United Kingdom	442,523	3,671,079
Wells Fargo & Co	United States	192,020	10,092,571
			76,241,733
Biotechnology 0.3%
Shire PLC	United Kingdom	28,201	1,699,664
Building Products 1.1%
Johnson Controls International PLC	United States	206,500	7,227,500
Capital Markets 1.2%
Credit Suisse Group AG	Switzerland	191,359	2,875,454
Deutsche Bank AG	Germany	207,029	2,362,163
Guotai Junan Securities Co. Ltd	China	1,275,797	2,623,772
			7,861,389
Communications Equipment 2.8%
Cisco Systems Inc	United States	169,680	8,254,932
Nokia OYJ, A	Finland	611,269	3,390,011
Nokia OYJ, ADR	Finland	1,095,886	6,115,044
			17,759,987
Construction Materials 1.0%
LafargeHolcim Ltd., B.	Switzerland	121,811	6,012,371
Consumer Finance 1.5%
Ally Financial Inc	United States	93,416	2,470,853
Capital One Financial Corp	United States	70,388	6,681,933
			9,152,786
Containers & Packaging 0.7%
International Paper Co	United States	87,800	4,315,370
Diversified Financial Services 0.8%
Voya Financial Inc	United States	101,650	5,048,955

Quarterly Statement of Investments | See Notes to Statements of Investments. | 22

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Diversified Telecommunication Services 2.1%
AT&T Inc	United States	159,739	$5,364,036
Koninklijke KPN NV	Netherlands	3,049,719	8,044,178
			13,408,214
Electric Utilities 2.1%
Enel SpA	Italy	1,929,746	9,884,374
[a] PG&E Corp	United States	79,400	3,653,194
			13,537,568
Energy Equipment & Services 1.0%
Baker Hughes a GE Co., A	United States	178,964	6,054,352
Entertainment 2.4%
The Walt Disney Co	United States	130,100	15,213,894
Food & Staples Retailing 1.3%
[a] Rite Aid Corp	United States	367,763	470,737
Walgreens Boots Alliance Inc	United States	102,904	7,501,701
			7,972,438
Health Care Equipment & Supplies 4.2%
Koninklijke Philips NV.	Netherlands	142,110	6,473,093
Medtronic PLC	United States	204,810	20,147,159
			26,620,252
Health Care Providers & Services 1.3%
CVS Health Corp	United States	105,591	8,312,124
Hotels, Restaurants & Leisure 2.1%
Accor SA	France	186,049	9,551,237
Sands China Ltd	Macau	772,800	3,499,468
			13,050,705
Independent Power & Renewable Electricity Producers 0.9%
[a] Vistra Energy Corp	United States	220,633	5,489,349
Industrial Conglomerates 1.5%
General Electric Co	United States	823,100	9,292,799
Insurance 9.2%
Alleghany Corp	United States	2,730	1,781,407
American International Group Inc	United States	177,333	9,441,209
China Pacific Insurance Group Co. Ltd., H	China	1,523,508	5,877,198
Chubb Ltd	United States	66,066	8,829,060
The Hartford Financial Services Group Inc	United States	180,696	9,027,572
MetLife Inc	United States	67,226	3,140,799
NN Group NV	Netherlands	294,248	13,127,966
RSA Insurance Group PLC	United Kingdom	501,149	3,756,319
T&D Holdings Inc	Japan	199,721	3,295,146
			58,276,676
IT Services 1.4%
Cognizant Technology Solutions Corp., A	United States	117,760	9,085,184
Machinery 0.5%
CNH Industrial NV	United Kingdom	239,035	2,872,205

|23

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Media 3.5%
[a] Charter Communications Inc., A	United States	30,386	$9,902,190
[a] Cumulus Media Inc., A	United States	9,615	164,224
[a] Cumulus Media Inc., B	United States	14,335	232,944
[a] DISH Network Corp., A	United States	139,003	4,970,747
[a] Liberty Global PLC, C	United Kingdom	237,800	6,696,448
			21,966,553
Metals & Mining 0.8%
thyssenkrupp AG	Germany	159,357	4,022,020
Warrior Met Coal Inc	United States	37,173	1,005,158
			5,027,178
Oil, Gas & Consumable Fuels 9.4%
Anadarko Petroleum Corp	United States	60,325	4,066,508
BP PLC	United Kingdom	797,842	6,128,879
Canadian Natural Resources Ltd	Canada	94,128	3,073,151
Crescent Point Energy Corp	Canada	670,900	4,266,603
JXTG Holdings Inc	Japan	441,932	3,337,677
Kinder Morgan Inc	United States	571,770	10,137,482
Marathon Oil Corp	United States	195,165	4,543,441
Plains All American Pipeline LP.	United States	169,000	4,226,690
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	237,549	8,156,268
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	179,410	6,165,980
The Williams Cos. Inc	United States	196,601	5,345,581
			59,448,260
Pharmaceuticals 10.5%
Eli Lilly & Co	United States	176,580	18,948,800
GlaxoSmithKline PLC.	United Kingdom	670,728	13,436,665
Merck & Co. Inc	United States	229,318	16,267,819
Novartis AG, ADR	Switzerland	205,621	17,716,305
			66,369,589
Semiconductors & Semiconductor Equipment 0.6%
[a] Renesas Electronics Corp	Japan	632,100	3,949,061
Software 4.6%
[a] Avaya Holdings Corp., wts., 12/15/22	United States	5,179	29,779
[a] Check Point Software Technologies Ltd	Israel	86,367	10,162,805
[a] Dell Technologies Inc., V	United States	33,415	3,245,265
Microsoft Corp	United States	78,736	9,005,036
Symantec Corp	United States	305,861	6,508,722
			28,951,607
Specialty Retail 0.7%
Dufry AG	Switzerland	38,027	4,286,560
Technology Hardware, Storage & Peripherals 3.2%
Hewlett Packard Enterprise Co	United States	338,480	5,520,609
Samsung Electronics Co. Ltd	South Korea	267,805	11,206,290
Western Digital Corp	United States	58,400	3,418,736
			20,145,635

|24

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Tobacco 3.2%
Altria Group Inc	United States	107,584	$6,488,391
British American Tobacco PLC	United Kingdom	206,527	9,650,129
British American Tobacco PLC, ADR	United Kingdom	83,985	3,916,220
			20,054,740
Wireless Telecommunication Services 0.9%
Vodafone Group PLC	United Kingdom	2,711,018	5,813,344
Total Common Stocks and Other Equity Interests
(Cost $481,937,617)			575,648,675

Management Investment Companies (Cost $3,414,383) 0.5%
Diversified Financial Services 0.5%
[a] Altaba Inc	United States	52,100	3,549,052
Preferred Stocks (Cost $10,975,075) 1.7%
Automobiles 1.7%
[d] Volkswagen AG, 2.612%, pfd	Germany	60,547	10,656,274

		Principal
		Amount
Corporate Notes and Senior Floating Rate Interests 1.3%
[e] Cumulus Media New Holdings Inc., Term Loan, 6.75%, (1-month USD LIBOR + 4.50%),
5/13/22	United States $	1,859,732	1,839,671
Frontier Communications Corp.,
senior note, 10.50%, 9/15/22	United States	3,610,000	3,219,651
senior note, 11.00%, 9/15/25	United States	4,065,000	3,189,846
Total Corporate Notes and Senior Floating Rate Interests
(Cost $8,848,668)			8,249,168
Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.1%
[b,c,f] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	595	—
[e,f] iHeartCommunications Inc.,
Tranche D Term Loan, 8.443%, (3-month USD LIBOR + 6.75%), 1/30/19.	United States	6,889,154	5,193,251
Tranche E Term Loan, 9.193%, (3-month USD LIBOR + 7.50%), 7/30/19	United States	2,213,880	1,664,561
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $8,978,061)			6,857,812

		Shares
Companies in Liquidation 0.0%†
[a,b,g] Avaya Holdings Corp., Contingent Distribution.	United States	1,270,000	—
[a,b,g] Avaya Inc., Contingent Distribution.	United States	1,668,000	2,118
[a,b] NewPage Corp., Litigation Trust	United States	4,854,000	—
[a,b,g] Tribune Media, Litigation Trust, Contingent Distribution.	United States	57,569	—
[a,g] Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	5,912,264	26,605
Total Companies in Liquidation (Cost $201,953)			28,723
Total Investments before Short Term Investments
(Cost $514,355,757)			604,989,704

|25

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)
		Principal
	Country	Amount	Value
Short Term Investments 4.2%

U.S. Government and Agency Securities 4.2%
[h] U.S. Treasury Bill,
[i] 1/10/19 - 1/24/19.	United States $ 9,000,000		$8,941,388
10/25/18 - 1/31/19	United States	17,300,000	17,237,011
Total U.S. Government and Agency Securities
(Cost $26,181,096)			26,178,399
Total Investments (Cost $540,536,853) 100.1%			631,168,103
Securities Sold Short (0.6)%			(3,889,591)
Other Assets, less Liabilities 0.5%.			3,425,611
Net Assets 100.0%			$630,704,123

		Shares
Securities Sold Short (0.6)%
Common Stocks (0.6)%
Internet & Direct Marketing Retail (0.5)%
Alibaba Group Holding Ltd., ADR	China	18,756	(3,090,239)
Pharmaceuticals (0.1)%
Takeda Pharmaceutical Co. Ltd	Japan	18,688	(799,352)
Total Securities Sold Short (Proceeds $4,089,573)			$(3,889,591)

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
cSee Note 6 regarding restricted securities.
dVariable rate security. The rate shown represents the yield at period end.
eThe coupon rate shown represents the rate at period end.
fDefaulted security or security for which income has been deemed uncollectible.
gContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
hThe security was issued on a discount basis with no stated coupon rate.
iA portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At September 30, 2018, the aggregate value of these securities pledged amounted to $3,379,419, representing 0.5% of net assets.

|26

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional Expiration		Appreciation
Description			Type	Contracts	Amount*	Date (Depreciation)
Currency Contracts
EUR/USD			Short	203	$29,643,075	12/17/18	$(31,954)
GBP/USD			Short	223	18,238,613	12/17/18	(148,519)
Total Futures Contracts.							$(180,473)

*As of period end.

At September 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Sell	2,285,589	$2,698,447	10/18/18	$40,717	$—
Euro	BOFA	Sell	52,659,772	60,243,043	10/18/18	—	(990,819)
Euro	BONY	Sell	326,558	384,191	10/18/18	4,462	—
Euro	HSBK	Buy	384,222	447,944	10/18/18	—	(1,163)
Euro	HSBK	Sell	544,648	642,447	10/18/18	9,119	—
Euro	SSBT	Sell	146,829	173,246	10/18/18	2,510	—
Euro	UBSW	Buy	165,073	191,728	10/18/18	222	—
Euro	UBSW	Sell	201,644	235,963	10/18/18	1,487	—
South Korean Won	HSBK	Sell	12,372,591,000	10,963,087	10/19/18	—	(187,459)
Japanese Yen	BOFA	Sell	318,455,134	2,887,971	10/22/18	80,764	—
Japanese Yen	HSBK	Buy	1,901,184	17,094	10/22/18	—	(335)
Japanese Yen	HSBK	Sell	1,973,244	17,947	10/22/18	552	—
Japanese Yen	UBSW	Sell	43,711,314	390,398	10/22/18	5,081	—
British Pound	BOFA	Buy	488,161	636,180	10/24/18	915	—
British Pound	BOFA	Sell	302,341	395,876	10/24/18	1,292	—
British Pound	HSBK	Buy	1,245,405	1,598,841	10/24/18	26,530	—
British Pound	HSBK	Sell	125,901	165,922	10/24/18	1,610	—
British Pound	HSBK	Sell	12,724,588	16,306,432	10/24/18	—	(300,342)
Swiss Franc	HSBK	Buy	14,297	14,846	11/13/18	—	(219)
Swiss Franc	HSBK	Sell	2,828,468	2,937,975	11/13/18	44,261	—
Swiss Franc	UBSW	Sell	25,784	27,085	11/13/18	706	—
Total Forward Exchange Contracts						$220,228	$(1,480,337)
Net unrealized appreciation (depreciation)							$(1,260,109)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 114.

|27

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2018 (unaudited)
Franklin Mutual Shares VIP Fund
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 89.3%
Aerospace & Defense 0.9%
BAE Systems PLC	United Kingdom	4,337,775	$35,612,082
Auto Components 0.4%
The Goodyear Tire & Rubber Co	United States	632,638	14,797,403
[a,b,c] International Automotive Components Group Brazil LLC	Brazil	1,730,515	41,845
[a,b,c] International Automotive Components Group North America LLC	United States	15,382,424	2,023,035
			16,862,283
Automobiles 1.1%
General Motors Co	United States	1,256,530	42,307,365
Banks 9.9%
Barclays PLC	United Kingdom	10,570,083	23,668,933
CIT Group Inc	United States	764,526	39,457,187
Citigroup Inc	United States	919,819	65,987,815
Citizens Financial Group Inc	United States	1,838,566	70,913,491
[a] FCB Financial Holdings Inc., A	United States	493,723	23,402,470
Guaranty Bancorp	United States	209,583	6,224,615
JPMorgan Chase & Co	United States	708,720	79,971,965
State Bank Financial Corp	United States	352,200	10,629,396
Wells Fargo & Co	United States	1,389,860	73,051,042
			393,306,914
Beverages 0.5%
PepsiCo Inc	United States	168,395	18,826,561
Biotechnology 0.3%
Shire PLC	United Kingdom	179,128	10,795,979
Building Products 1.1%
Johnson Controls International PLC	United States	1,275,400	44,639,000
Chemicals 0.0%
[a,b,d] Dow Corning Corp., Contingent Distribution	United States	100,000	—
Communications Equipment 3.3%
Cisco Systems Inc	United States	1,982,780	96,462,247
Nokia OYJ, A	Finland	3,254,727	18,050,255
Nokia OYJ, ADR	Finland	3,210,345	17,913,725
			132,426,227
Construction & Engineering 1.0%
Fluor Corp	United States	669,882	38,920,144
Construction Materials 0.6%
LafargeHolcim Ltd., B	Switzerland	510,642	25,204,365
Consumer Finance 1.7%
Ally Financial Inc	United States	763,354	20,190,713
Capital One Financial Corp	United States	491,685	46,675,657
			66,866,370
Containers & Packaging 1.5%
International Paper Co	United States	878,375	43,172,132
WestRock Co	United States	325,371	17,387,826
			60,559,958
Diversified Financial Services 1.1%
Voya Financial Inc	United States	903,710	44,887,276

Quarterly Statement of Investments | See Notes to Statements of Investments. | 28

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Diversified Telecommunication Services 1.6%
AT&T Inc	United States	1,300,478	$43,670,051
Koninklijke KPN NV	Netherlands	8,368,425	22,073,215
			65,743,266
Electric Utilities 0.6%
[a] PG&E Corp	United States	502,843	23,135,806
Electrical Equipment 1.4%
[a] Sensata Technologies Holding PLC	United States	1,105,630	54,783,967
Energy Equipment & Services 1.2%
Baker Hughes a GE Co., A	United States	995,385	33,673,875
[a] GulfMark Offshore Inc., wts., 11/14/24	United States	1,027	2,526
[a] McDermott International Inc	United States	699,157	12,885,463
			46,561,864
Entertainment 2.7%
Twenty-First Century Fox Inc., B	United States	422,700	19,368,114
The Walt Disney Co	United States	754,900	88,278,006
			107,646,120
Equity Real Estate Investment Trusts (REITs) 1.4%
Alexander’s Inc	United States	40,126	13,775,256
Vornado Realty Trust	United States	552,996	40,368,708
			54,143,964
Food & Staples Retailing 2.7%
The Kroger Co	United States	2,023,360	58,900,010
[a] Rite Aid Corp	United States	2,294,391	2,936,820
Walgreens Boots Alliance Inc	United States	629,558	45,894,778
			107,731,608
Health Care Equipment & Supplies 3.9%
Medtronic PLC	United States	1,572,252	154,662,429
Health Care Providers & Services 1.6%
CVS Health Corp	United States	823,961	64,862,210
Household Durables 2.3%
Lennar Corp., A.	United States	636,400	29,713,516
Newell Brands Inc	United States	2,134,917	43,338,815
Toll Brothers Inc	United States	534,200	17,644,626
			90,696,957
Household Products 0.7%
Energizer Holdings Inc	United States	494,900	29,025,885
Independent Power & Renewable Electricity Producers 1.1%
[a] Vistra Energy Corp	United States	1,742,995	43,365,716
Industrial Conglomerates 0.4%
General Electric Co	United States	1,387,100	15,660,359
Insurance 8.1%
Alleghany Corp	United States	102,188	66,680,736
American International Group Inc	United States	1,539,196	81,946,795
[a] Brighthouse Financial Inc	United States	557,188	24,649,997
Chubb Ltd	United States	400,245	53,488,742
The Hartford Financial Services Group Inc	United States	999,778	49,948,909

|29

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Insurance (continued)
MetLife Inc	United States	977,503	$45,668,940
			322,384,119
IT Services 1.4%
Cognizant Technology Solutions Corp., A	United States	741,470	57,204,411
Machinery 0.8%
CNH Industrial NV	United Kingdom	860,940	10,344,911
CNH Industrial NV, special voting.	United Kingdom	1,844,814	22,166,977
			32,511,888
Media 3.9%
[a] Charter Communications Inc., A	United States	235,613	76,781,564
Comcast Corp., A	United States	1,384,300	49,018,063
[a] Cumulus Media Inc., A	United States	60,894	1,040,070
[a] Cumulus Media Inc., B	United States	90,790	1,475,338
[a] DISH Network Corp., A	United States	778,183	27,827,824
			156,142,859
Metals & Mining 0.8%
thyssenkrupp AG.	Germany	1,071,230	27,036,832
Warrior Met Coal Inc	United States	248,815	6,727,958
			33,764,790
Oil, Gas & Consumable Fuels 8.5%
Anadarko Petroleum Corp	United States	877,070	59,123,289
BP PLC	United Kingdom	3,759,822	28,882,276
Kinder Morgan Inc	United States	3,152,140	55,887,442
Marathon Oil Corp	United States	2,032,501	47,316,623
Plains All American Pipeline LP.	United States	1,058,500	26,473,085
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	1,247,949	42,848,451
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	927,720	31,883,970
The Williams Cos. Inc	United States	1,741,398	47,348,612
			339,763,748
Pharmaceuticals 9.0%
Eli Lilly & Co	United States	1,250,836	134,227,211
Merck & Co. Inc	United States	1,892,648	134,264,449
Novartis AG, ADR	Switzerland	1,043,181	89,880,475
			358,372,135
Professional Services 0.4%
RELX PLC	United Kingdom	852,110	17,950,011
Software 3.6%
[a] Avaya Holdings Corp., wts., 12/15/22	United States	91,551	526,418
[a] Dell Technologies Inc., V	United States	198,331	19,261,907
Microsoft Corp	United States	620,847	71,006,271
Symantec Corp	United States	2,507,061	53,350,258
			144,144,854
Technology Hardware, Storage & Peripherals 2.9%
Hewlett Packard Enterprise Co	United States	2,077,967	33,891,642
Samsung Electronics Co. Ltd	South Korea	1,502,417	62,868,582
Western Digital Corp	United States	344,700	20,178,738
			116,938,962

|30

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Tobacco 3.3%
Altria Group Inc	United States	644,688	$38,881,133
British American Tobacco PLC	United Kingdom	1,146,363	53,564,670
British American Tobacco PLC, ADR	United Kingdom	522,133	24,347,062
Imperial Brands PLC	United Kingdom	487,268	16,965,610
			133,758,475
Wireless Telecommunication Services 1.6%
[a] T-Mobile U.S. Inc	United States	691,700	48,543,506
Vodafone Group PLC	United Kingdom	7,562,549	16,216,674
			64,760,180
Total Common Stocks and Other Equity Interests
(Cost $2,658,728,755)			3,566,931,107

Management Investment Companies (Cost $21,403,790) 0.6%
Diversified Financial Services 0.6%
[a] Altaba Inc	United States	326,600	22,247,992

		Principal
		Amount

Corporate Notes and Senior Floating Rate Interests 2.8%
[e] Banff Merger Sub Inc., senior note, 144A, 9.75%, 9/01/26	United States $18,444,000		18,757,548
[f] Cumulus Media New Holdings Inc., Term Loan, 6.75%, (1-month USD LIBOR +
4.50%), 5/13/22	United States	11,778,234	11,651,182
Frontier Communications Corp.,
senior note, 10.50%, 9/15/22	United States	22,633,000	20,185,694
senior note, 11.00%, 9/15/25	United States	25,535,000	20,037,570
[e] McDermott Technology Americas Inc., senior note, 144A, 10.625%, 5/01/24	United States	9,797,000	10,507,282
[e] Veritas US Inc./Veritas Bermuda Ltd.,
senior note, 144A, 7.50%, 2/01/23	United States	2,856,000	2,781,744
senior note, 144A, 10.50%, 2/01/24.	United States	16,230,000	14,931,600
[f] Veritas US Inc.,
Term Loan B1, 6.742%, (1-month USD LIBOR + 4.50%), 1/27/23	United States	8,548,402	8,341,565
Term Loan B1, 6.886%, (3-month USD LIBOR + 4.50%), 1/27/23	United States	2,832,712	2,764,172
Total Corporate Notes and Senior Floating Rate Interests
(Cost $110,531,738)			109,958,357

Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.6%
[b,c,g] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	1,754	—
[g] iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	26,449,000	20,035,118
[f] Tranche D Term Loan, 8.443%, (3-month USD LIBOR + 6.75%), 1/30/19	United States	34,746,619	26,193,044
[f] Tranche E Term Loan, 9.193%, (3-month USD LIBOR + 7.50%), 7/30/19.	United States	11,168,253	8,397,130
[f,g] Toys R US-Delaware Inc., Term B-4 Loan, 10.067%, (3-month USD LIBOR + 8.75%),
4/24/20	United States	21,079,272	11,145,665
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $91,131,705)			65,770,957

|31

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)
	Country	Shares	Value
Companies in Liquidation 0.0%†
[a,b,d] Avaya Holdings Corp., Contingent Distribution.	United States	30,319,000	$—
[a,b,d] Avaya Inc., Contingent Distribution.	United States	34,518,267	43,838
[a,b,d] Tribune Media, Litigation Trust, Contingent Distribution	United States	398,509	—
[a,d] Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	90,618,406	407,783
Total Companies in Liquidation (Cost $3,081,854)			451,621
Total Investments before Short Term Investments
(Cost $2,884,877,842)			3,765,360,034

		Principal
		Amount

Short Term Investments 5.8%

U.S. Government and Agency Securities 5.8%
[h] FHLB, 10/01/18	United States $ 7,900,000		7,900,000
[h] U.S. Treasury Bill,
1/03/19	United States	50,000,000	49,717,347
1/10/19	United States	50,000,000	49,695,948
[i] 1/17/19 - 1/24/19.	United States	44,000,000	43,699,808
11/08/18 - 1/31/19	United States	79,500,000	79,201,143
Total U.S. Government and Agency Securities
(Cost $230,243,466)			230,214,246
Total Investments (Cost $3,115,121,308) 100.1%			3,995,574,280
Securities Sold Short (0.6)%			(24,448,828)
Other Assets, less Liabilities 0.5%			21,302,340
Net Assets 100.0%			$3,992,427,792

		Shares
Securities Sold Short (0.6)%
Common Stocks (0.6)%
Internet & Direct Marketing Retail (0.5)%
Alibaba Group Holding Ltd., ADR	China	117,576	(19,371,822)
Pharmaceuticals (0.1)%
Takeda Pharmaceutical Co. Ltd	Japan	118,695	(5,077,006)
Total Securities Sold Short (Proceeds $25,702,264)			$(24,448,828)

|32

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
cSee Note 6 regarding restricted securities.
dContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2018, the aggregate value of these securities was $46,978,174, representing 1.2% of net assets.
fThe coupon rate shown represents the rate at period end.
gDefaulted security or security for which income has been deemed uncollectible.
hThe security was issued on a discount basis with no stated coupon rate.
iA portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At September 30, 2018, the aggregate value of these securities pledged amounted to $13,799,412, representing 0.3% of net assets.

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Currency Contracts
EUR/USD.	Short	442	$64,543,050	12/17/18	$(56,318)
GBP/USD.	Short	1,282	104,851,575	12/17/18	(853,818)
Total Futures Contracts.					$(910,136)

*As of period end.

|33

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)

At September 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Sell	70,558,948	$80,719,789	10/18/18	$—	$(1,327,601)
Euro	HSBK	Sell	3,143,947	3,676,824	10/18/18	20,978	—
Euro	SSBT	Sell	262,953	310,263	10/18/18	4,496	—
South Korean Won	BONY	Sell	1,953,142,100	1,759,191	10/19/18	—	(1,039)
South Korean Won	HSBK	Sell	42,677,949,236	37,798,202	10/19/18	—	(664,435)
South Korean Won	UBSW	Sell	24,780,574,064	21,978,687	10/19/18	—	(354,303)
British Pound	BOFA	Buy	34,294	43,589	10/24/18	1,168	—
British Pound	BONY	Buy	293,173	383,813	10/24/18	—	(1,195)
British Pound	HSBK	Buy	7,025,284	9,037,658	10/24/18	130,993	—
British Pound	HSBK	Sell	42,269,432	54,167,855	10/24/18	—	(997,697)
British Pound	SSBT	Buy	800,000	1,051,944	10/24/18	—	(7,869)
Total Forward Exchange Contracts						$157,635	$(3,354,139)
Net unrealized appreciation (depreciation)							$(3,196,504)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 114.

|34

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin Rising Dividends VIP Fund

	Shares	Value
Common Stocks 99.0%
Aerospace & Defense 4.4%
The Boeing Co	2,900	$1,078,510
General Dynamics Corp	157,911	32,327,540
Raytheon Co	32,400	6,695,784
United Technologies Corp	290,111	40,560,419
		80,662,253
Building Products 1.5%
Johnson Controls International PLC	787,953	27,578,355
Commercial & Professional Services 3.6%
ABM Industries Inc	704,666	22,725,479
Cintas Corp	155,775	30,813,853
Matthews International Corp., A	237,842	11,927,776
		65,467,108
Consumer Durables & Apparel 1.9%
NIKE Inc., B	421,700	35,726,424
Consumer Services 2.0%
McDonald’s Corp	180,045	30,119,728
Yum! Brands Inc	72,900	6,627,339
		36,747,067
Diversified Financials 0.5%
State Street Corp	101,700	8,520,426
Electrical Equipment 0.7%
nVent Electric PLC (United Kingdom)	499,900	13,577,284
Energy 7.2%
[a] Apergy Corp	231,638	10,090,151
Chevron Corp	243,800	29,811,864
EOG Resources Inc	150,100	19,148,257
Exxon Mobil Corp	241,600	20,540,832
Occidental Petroleum Corp	357,390	29,366,737
Schlumberger Ltd	398,000	24,246,160
		133,204,001
Food & Staples Retailing 2.5%
Walgreens Boots Alliance Inc	296,000	21,578,400
Walmart Inc	256,100	24,050,351
		45,628,751
Food, Beverage & Tobacco 4.2%
Bunge Ltd	307,700	21,142,067
McCormick & Co. Inc	202,800	26,718,900
PepsiCo Inc	259,400	29,000,920
		76,861,887
Health Care Equipment & Services 15.7%
Abbott Laboratories	541,400	39,717,104
Becton, Dickinson and Co	262,800	68,590,800
CVS Health Corp	227,100	17,877,312
DENTSPLY SIRONA Inc	65,900	2,487,066
Medtronic PLC	567,400	55,815,138
Stryker Corp	381,200	67,731,616
West Pharmaceutical Services Inc	299,418	36,969,140
		289,188,176

Quarterly Statement of Investments | See Notes to Statements of Investments. | 35

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Household & Personal Products 2.5%
Colgate-Palmolive Co	327,700	$21,939,515
The Procter & Gamble Co	293,800	24,452,974
		46,392,489
Industrial Conglomerates 9.0%
Carlisle Cos. Inc	101,061	12,309,230
Honeywell International Inc	339,100	56,426,240
Roper Technologies Inc	329,543	97,613,932
		166,349,402
Insurance 2.5%
Aflac Inc	485,000	22,828,950
Arthur J. Gallagher & Co	75,500	5,620,220
Erie Indemnity Co., A	133,847	17,069,508
		45,518,678
Machinery 4.0%
Donaldson Co. Inc	294,168	17,138,228
Dover Corp	404,076	35,772,848
Pentair PLC (United Kingdom)	496,500	21,523,275
		74,434,351
Materials 11.8%
Air Products and Chemicals Inc	305,000	50,950,250
Albemarle Corp	678,700	67,720,686
Ecolab Inc	115,600	18,123,768
Nucor Corp	338,155	21,455,934
Praxair Inc	368,860	59,286,868
		217,537,506
Media & Entertainment 0.4%
John Wiley & Sons Inc., A	127,200	7,708,320
Pharmaceuticals, Biotechnology & Life Sciences 4.6%
AbbVie Inc	190,600	18,026,948
Johnson & Johnson	293,400	40,539,078
Perrigo Co. PLC	167,100	11,830,680
Pfizer Inc	322,900	14,230,203
Roche Holding AG, ADR (Switzerland)	25,000	754,000
		85,380,909
Retailing 3.6%
The Gap Inc	439,500	12,679,575
Ross Stores Inc	185,000	18,333,500
Target Corp	164,600	14,519,366
Tiffany & Co	161,500	20,828,655
		66,361,096
Semiconductors & Semiconductor Equipment 5.5%
Analog Devices Inc	473,737	43,801,723
Texas Instruments Inc	468,800	50,297,552
Versum Materials Inc	182,000	6,553,820
		100,653,095

|36

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Software & Services 9.9%
Accenture PLC, A	350,400	$59,638,080
Microsoft Corp	953,700	109,074,669
Visa Inc., A	89,500	13,433,055
		182,145,804
Trading Companies & Distributors 0.6%
W.W. Grainger Inc	28,100	10,043,221
Transportation 0.4%
United Parcel Service Inc., B	64,800	7,565,400
Total Common Stocks (Cost $887,189,523)		1,823,252,003

Short Term Investments (Cost $13,009,704) 0.7%

Money Market Funds 0.7%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	13,009,704	13,009,704
Total Investments (Cost $900,199,227) 99.7%		1,836,261,707
Other Assets, less Liabilities 0.3%		5,880,865
Net Assets 100.0%		$1,842,142,572

See Abbreviations on page 114.

aNon-income producing.
bSee Note 9 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

|37

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin Small Cap Value VIP Fund

	Shares	Value

Common Stocks 96.8%
Aerospace & Defense 4.8%
AAR Corp	399,970	$19,154,563
[a] Esterline Technologies Corp	377,455	34,329,532
[a] Wesco Aircraft Holdings Inc	657,334	7,395,008
		60,879,103
Automobiles & Components 2.5%
Gentex Corp	36,000	772,560
LCI Industries	230,170	19,058,076
Thor Industries Inc	138,214	11,568,512
		31,399,148
Banks 15.9%
Access National Corp	244,865	6,638,290
Bryn Mawr Bank Corp	319,083	14,964,993
Chemical Financial Corp	602,461	32,171,417
Columbia Banking System Inc	878,200	34,047,814
First Horizon National Corp	1,971,637	34,030,455
First of Long Island Corp	614,355	13,362,221
German American Bancorp Inc	125,323	4,421,396
Glacier Bancorp Inc	362,400	15,615,816
Lakeland Financial Corp	551,400	25,629,072
Peoples Bancorp Inc	289,712	10,148,611
TrustCo Bank Corp. NY	708,200	6,019,700
Washington Trust Bancorp Inc	124,891	6,906,472
		203,956,257
Building Products 3.6%
[a] Gibraltar Industries Inc	760,379	34,673,283
Insteel Industries Inc	225,239	8,081,575
Simpson Manufacturing Co. Inc	35,221	2,552,114
Universal Forest Products Inc	17,640	623,221
		45,930,193
Commercial & Professional Services 2.6%
[a] Huron Consulting Group Inc	174,744	8,632,354
McGrath RentCorp	251,014	13,672,732
[a] Team Inc	474,600	10,678,500
		32,983,586
Consumer Services 2.2%
Brinker International Inc	614,640	28,722,127
Electrical Equipment 2.7%
Encore Wire Corp	75,262	3,770,626
Regal Beloit Corp	377,200	31,100,140
		34,870,766
Energy 7.2%
[a] Energen Corp	321,607	27,712,875
[a] Hunting PLC (United Kingdom)	2,989,539	30,435,676
[a] Natural Gas Services Group Inc	173,987	3,671,126
[a] Oil States International Inc	628,523	20,866,964
[a] Rowan Cos. PLC	491,357	9,252,252
		91,938,893

Quarterly Statement of Investments | See Notes to Statements of Investments. | 38

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Food, Beverage & Tobacco 4.5%
Dairy Crest Group PLC (United Kingdom)	2,775,600	$16,542,106
[a] Landec Corp	848,600	12,219,840
Maple Leaf Foods Inc. (Canada)	1,213,649	29,164,007
		57,925,953
Health Care Equipment & Services 1.4%
Hill-Rom Holdings Inc	90,101	8,505,534
STERIS PLC	78,750	9,009,000
		17,514,534
Industrial Conglomerates 0.6%
Carlisle Cos. Inc	66,400	8,087,520
Insurance 7.8%
The Hanover Insurance Group Inc	293,200	36,172,084
Horace Mann Educators Corp	589,548	26,470,705
Old Republic International Corp	1,671,600	37,410,408
		100,053,197
Machinery 6.5%
Astec Industries Inc	554,150	27,934,702
Federal Signal Corp	141,700	3,794,726
Kennametal Inc	66,836	2,911,376
[a] The Manitowoc Co. Inc	163,312	3,917,855
Mueller Industries Inc	221,300	6,413,274
Mueller Water Products Inc., A	2,159,000	24,850,090
REV Group Inc	476,024	7,473,577
Titan International Inc	782,153	5,803,575
		83,099,175
Materials 7.6%
Carpenter Technology Corp	422,324	24,896,000
[a] Ingevity Corp	98,100	9,994,428
Minerals Technologies Inc	314,052	21,229,915
OceanaGold Corp. (Australia)	7,230,277	21,815,853
PH Glatfelter Co	524,392	10,021,131
Reliance Steel & Aluminum Co	110,700	9,441,603
		97,398,930
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
[a] Cambrex Corp	138,467	9,471,143
Real Estate 5.7%
Brandywine Realty Trust	959,440	15,082,397
Highwoods Properties Inc	336,600	15,907,716
LTC Properties Inc	319,555	14,095,571
Retail Properties of America Inc., A	1,580,511	19,266,429
Sunstone Hotel Investors Inc	558,497	9,137,011
		73,489,124
Retailing 2.4%
Caleres Inc	871,999	31,269,884
Semiconductors & Semiconductor Equipment 6.7%
[a] Advanced Energy Industries Inc	289,476	14,951,435
Cohu Inc	132,017	3,313,627
Kulicke and Soffa Industries Inc. (Singapore)	417,300	9,948,432
MKS Instruments Inc	139,094	11,148,384

|39

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
[a] Synaptics Inc	478,914	$21,848,057
Versum Materials Inc	675,414	24,321,658
		85,531,593
Technology Hardware & Equipment 6.9%
[a] Coherent Inc	94,608	16,290,551
[a] Finisar Corp	992,200	18,901,410
[a] Plexus Corp	345,274	20,201,982
[a] Zebra Technologies Corp., A	185,600	32,819,648
		88,213,591
Transportation 0.9%
Heartland Express Inc	551,500	10,881,095
Utilities 3.6%
Black Hills Corp	293,100	17,026,179
IDACORP Inc	117,289	11,638,588
Spire Inc	243,155	17,884,050
		46,548,817
Total Common Stocks (Cost $988,306,220)		1,240,164,629

	Principal
	Amount
Corporate Bonds 1.0%
Energy 0.8%
Unit Corp., senior sub. note, 6.625%, 5/15/21	$9,632,000	9,680,160
Machinery 0.2%
Mueller Industries Inc., sub. bond, 6.00%, 3/01/27	2,378,000	2,300,715
Total Corporate Bonds (Cost $11,697,134)		11,980,875
Total Investments before Short Term Investments (Cost $1,000,003,354)		1,252,145,504

	Shares

Short Term Investments (Cost $24,634,889) 1.9%

Money Market Funds 1.9%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	24,634,889	24,634,889
Total Investments (Cost $1,024,638,243) 99.7%		1,276,780,393
Other Assets, less Liabilities 0.3%		4,433,249
Net Assets 100.0%		$1,281,213,642

aNon-income producing.
bSee Note 9 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

|40

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin Small-Mid Cap Growth VIP Fund

	Shares	Value

Common Stocks 97.4%
Communication Services 0.1%
[a] Eventbrite Inc., A	8,000	$303,760
Consumer Discretionary 14.9%
Aptiv PLC	63,777	5,350,890
[a] Burlington Stores Inc	32,000	5,213,440
[a] Dollar Tree Inc	46,911	3,825,592
Domino’s Pizza Inc	18,700	5,512,760
[a,b,c] DraftKings Inc	733,541	1,698,510
Expedia Group Inc	32,500	4,240,600
[a] Grand Canyon Education Inc	44,157	4,980,910
[a] GrubHub Inc	12,000	1,663,440
MGM Resorts International	70,500	1,967,655
[a] Norwegian Cruise Line Holdings Ltd	41,778	2,399,311
[a] NVR Inc	1,482	3,661,726
[a] O’Reilly Automotive Inc	16,507	5,733,211
Ross Stores Inc	73,885	7,322,003
Tapestry Inc	40,000	2,010,800
Tractor Supply Co	32,037	2,911,523
[a] Ulta Beauty Inc	9,500	2,680,140
[a] Under Armour Inc., A	41,000	870,020
Vail Resorts Inc	10,000	2,744,200
Wynn Resorts Ltd	25,000	3,176,500
		67,963,231
Consumer Staples 1.0%
Brown-Forman Corp., B	29,000	1,465,950
[a] Hostess Brands Inc., A	60,000	664,200
Lamb Weston Holdings Inc	35,000	2,331,000
		4,461,150
Energy 1.4%
Cabot Oil & Gas Corp., A	98,749	2,223,827
[a] Concho Resources Inc	20,900	3,192,475
Diamondback Energy Inc	9,000	1,216,710
		6,633,012
Financials 7.3%
Arthur J. Gallagher & Co	62,308	4,638,207
CBOE Global Markets Inc	39,000	3,742,440
First Republic Bank	36,000	3,456,000
[a] Focus Financial Partners Inc	17,500	830,550
MarketAxess Holdings Inc	23,096	4,122,405
Moody’s Corp	31,609	5,285,025
MSCI Inc	21,500	3,814,315
SEI Investments Co	29,500	1,802,450
[a] SVB Financial Group	12,578	3,909,620
[a] Western Alliance Bancorp	31,500	1,792,035
		33,393,047
Health Care 15.3%
[a] ABIOMED Inc	11,200	5,037,200
[a] Agios Pharmaceuticals Inc	6,500	501,280
[a] BioMarin Pharmaceutical Inc	25,308	2,454,117
[a] Centene Corp	33,500	4,850,130
[a] Cerner Corp	58,895	3,793,427

Quarterly Statement of Investments | See Notes to Statements of Investments. | 41

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth VIP Fund (continued)
	Shares	Value

Common Stocks (continued)
Health Care (continued)
[a] DexCom Inc	20,688	$2,959,211
[a] Edwards Lifesciences Corp	59,521	10,362,606
[a] Elanco Animal Health Inc	17,300	603,597
[a] Exelixis Inc	43,700	774,364
[a] IDEXX Laboratories Inc	12,000	2,995,920
[a] Incyte Corp	25,469	1,759,398
[a] Insulet Corp	30,688	3,251,394
[a] iRhythm Technologies Inc	22,000	2,082,520
[a] Jazz Pharmaceuticals PLC	16,000	2,690,080
[a] Mettler-Toledo International Inc	8,855	5,392,518
[a] Nektar Therapeutics	27,700	1,688,592
[a] Neurocrine Biosciences Inc	18,644	2,292,280
[a] Nevro Corp	30,181	1,720,317
[a] Penumbra Inc	19,948	2,986,216
[a] Revance Therapeutics Inc	43,972	1,092,704
[a] Sage Therapeutics Inc	3,000	423,750
[a] Sarepta Therapeutics Inc	9,000	1,453,590
[a] Seattle Genetics Inc	17,500	1,349,600
[a] Veeva Systems Inc	13,000	1,415,310
[a] Waters Corp	19,500	3,796,260
West Pharmaceutical Services Inc	17,500	2,160,725
		69,887,106
Industrials 18.8%
BWX Technologies Inc	50,000	3,127,000
[a] CoStar Group Inc	16,335	6,874,422
Fortive Corp	68,000	5,725,600
Harris Corp	22,000	3,722,620
IDEX Corp	28,500	4,293,810
[a] IHS Markit Ltd	79,415	4,285,233
J.B. Hunt Transport Services Inc	35,646	4,239,735
[a] Mercury Systems Inc	50,000	2,766,000
Old Dominion Freight Line Inc	24,000	3,870,240
Republic Services Inc	54,300	3,945,438
Rockwell Automation Inc	43,000	8,063,360
Roper Technologies Inc	40,743	12,068,484
Stanley Black & Decker Inc	30,296	4,436,546
Textron Inc	41,100	2,937,417
TransUnion	19,500	1,434,810
[a] Univar Inc	115,800	3,550,428
[a] Verisk Analytics Inc	61,061	7,360,904
[a] WABCO Holdings Inc	28,300	3,337,702
		86,039,749
Information Technology 33.3%
[a] 2U Inc	105,079	7,900,890
[a] Advanced Micro Devices Inc	87,000	2,687,430
[a] Adyen NV (Netherlands)	5,500	4,488,813
[a] Alarm.com Holdings Inc	45,696	2,622,950
Amphenol Corp., A	66,000	6,205,320
[a] ANSYS Inc	13,569	2,533,061
[a] Arista Networks Inc	7,000	1,861,020
[a] Autodesk Inc	45,000	7,024,950
[a] Black Knight Inc	42,000	2,181,900

|42

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth VIP Fund (continued)
	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[a,d] Ceridian HCM Holding Inc	30,000	$1,260,900
Cognex Corp	92,496	5,163,127
[a] EPAM Systems Inc	16,000	2,203,200
[a] FleetCor Technologies Inc	21,995	5,011,341
[a] GoDaddy Inc., A	109,617	9,140,962
[a] GreenSky Inc., A	54,000	972,000
[a] Guidewire Software Inc	38,000	3,838,380
[a] I3 Verticals Inc., A	21,200	487,176
[a] Inphi Corp	50,000	1,899,000
[a] InterXion Holding NV (Netherlands)	52,000	3,499,600
KLA-Tencor Corp	42,687	4,341,695
Lam Research Corp	27,116	4,113,497
Maxim Integrated Products Inc	7,000	394,730
Microchip Technology Inc	87,627	6,914,647
Monolithic Power Systems	27,000	3,389,310
[a] New Relic Inc	11,500	1,083,645
[a] Pluralsight Inc., A	31,500	1,008,000
[a] PTC Inc	26,500	2,814,035
[a] Q2 Holdings Inc	28,696	1,737,543
[a] ServiceNow Inc	47,437	9,280,100
[a] Shopify Inc., A (Canada)	7,000	1,151,220
[a] Silicon Laboratories Inc	13,500	1,239,300
Skyworks Solutions Inc	21,000	1,904,910
[a] Square Inc., A	79,000	7,821,790
[a] SVMK Inc	8,700	139,461
[a] Synopsys Inc	32,000	3,155,520
Total System Services Inc	25,500	2,517,870
[a] Trimble Inc	55,500	2,412,030
[a] Twilio Inc., A	2,500	215,700
[a] ViaSat Inc	54,366	3,476,706
[a] Wix.com Ltd. (Israel)	32,000	3,830,400
[a] Workday Inc., A	51,643	7,538,845
[a] Worldpay Inc., A	69,534	7,041,708
Xilinx Inc	31,000	2,485,270
[a,d] Zscaler Inc	31,500	1,284,570
		152,274,522
Materials 2.9%
Avery Dennison Corp	33,000	3,575,550
Celanese Corp	25,500	2,907,000
[a] Ingevity Corp	34,641	3,529,225
Packaging Corp. of America	31,000	3,400,390
		13,412,165
Real Estate 2.4%
[a] CBRE Group Inc	41,321	1,822,256
Coresite Realty Corp	14,900	1,655,986
[a] SBA Communications Corp., A	45,357	7,285,695
		10,763,937
Total Common Stocks (Cost $293,033,375)		445,131,679

|43

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth VIP Fund (continued)
	Shares	Value
Short Term Investments 3.0%

Money Market Funds (Cost $11,984,410) 2.6%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	11,984,410	$11,984,410
Investments from Cash Collateral Received for Loaned Securities (Cost $1,681,150) 0.4%
Money Market Funds 0.4%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	1,681,150	1,681,150
Total Investments (Cost $306,698,935) 100.4%		458,797,239
Other Assets, less Liabilities (0.4)%		(1,748,167)
Net Assets 100.0%		$457,049,072

aNon-income producing.
bFair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
cSee Note 6 regarding restricted securities.
dA portion or all of the security is on loan at September 30, 2018.
eSee Note 9 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day effective yield at period end.

|44

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Consolidated Statement of Investments, September 30, 2018 (unaudited)
Franklin Strategic Income VIP Fund
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 0.5%
Consumer Services 0.1%
[a,b,c] Turtle Bay Resort	United States	1,901,449	$343,871
Energy 0.3%
[a] Birch Permian Holdings Inc	United States	99,812	1,147,839
[a] Energy XXI Gulf Coast Inc., wts., 12/30/21	United States	4,009	—
[a] Halcon Resources Corp	United States	97,655	436,518
[a] Halcon Resources Corp., wts., 9/09/20	United States	8,155	816
[a] Midstates Petroleum Co. Inc	United States	698	6,219
[a,c] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	4,955	8
[a] Riviera Resources Inc	United States	8,565	183,719
[a] Roan Resources Inc	United States	8,565	152,885
			1,928,004
Materials 0.1%
[a] Verso Corp., A	United States	6,954	234,141
[a] Verso Corp., wts., 7/25/23	United States	732	8,418
			242,559
Retailing 0.0%†
[a,c,d] K2016470219 South Africa Ltd., A	South Africa	14,792,309	10,456
[a,c,d] K2016470219 South Africa Ltd., B	South Africa	1,472,041	1,040
			11,496
Transportation 0.0%†
[a,c] CEVA Logistics AG	Switzerland	7,190	134,247
Total Common Stocks and Other Equity Interests
(Cost $8,986,563)			2,660,177

Management Investment Companies 6.6%
Diversified Financials 6.6%
[e] Franklin Lower Tier Floating Rate Fund	United States	2,081,861	20,464,692
[e] Franklin Middle Tier Floating Rate Fund	United States	2,024,951	19,257,288
Total Management Investment Companies
(Cost $40,585,221)			39,721,980

		Principal
		Amount*
Corporate Bonds 43.4%
Automobiles & Components 0.2%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	1,200,000	1,224,456
Banks 4.2%
Bank of America Corp.,
senior bond, 3.248%, 10/21/27	United States	800,000	744,754
senior note, 3.50%, 4/19/26	United States	4,800,000	4,642,713
CIT Group Inc., senior bond, 5.00%, 8/15/22	United States	1,000,000	1,024,500
Citigroup Inc.,
senior note, 3.30%, 4/27/25	United States	300,000	288,445
senior note, 3.40%, 5/01/26	United States	3,100,000	2,946,086
senior note, 3.20%, 10/21/26	United States	3,000,000	2,803,338
sub. bond, 5.50%, 9/13/25	United States	500,000	533,194
sub. note, 4.05%, 7/30/22	United States	300,000	302,730

Consolidated Quarterly Statement of Investments | See Notes to Statements of Investments. | 45

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Banks (continued)
[f] ICICI Bank Ltd./Dubai, senior note, 144A, 3.80%, 12/14/27	India	1,600,000		$1,442,005
[f] Intesa Sanpaolo SpA, senior note, 144A, 6.50%, 2/24/21	Italy	200,000		206,826
JPMorgan Chase & Co.,
[g] junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual.	United States	1,500,000		1,561,875
[g] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter,
Perpetual	United States	500,000		518,125
senior bond, 3.30%, 4/01/26	United States	400,000		383,715
senior bond, 3.20%, 6/15/26	United States	1,500,000		1,422,502
sub. note, 3.375%, 5/01/23	United States	1,000,000		981,936
sub. note, 3.875%, 9/10/24	United States	1,000,000		990,923
[h] Turkiye Vakiflar Bankasi TAO, secured note, Reg S, 2.375%,
11/04/22	Turkey	500,000	EUR	557,700
Wells Fargo & Co.,
[g] junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual .	United States	1,500,000		1,524,375
senior note, 3.00%, 4/22/26	United States	2,500,000		2,327,573
				25,203,315
Capital Goods 1.5%
Aircastle Ltd., senior note, 4.125%, 5/01/24.	United States	2,000,000		1,963,613
[f] Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	1,600,000		1,480,000
CNH Industrial NV, senior bond, 3.85%, 11/15/27	United Kingdom	700,000		664,552
Legrand France SA, senior bond, 8.50%, 2/15/25	France	100,000		123,229
Tennant Co., senior note, 5.625%, 5/01/25	United States	1,000,000		1,017,500
[f] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	2,000,000		1,990,000
[f] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	1,600,000		1,672,000
				8,910,894
Commercial & Professional Services 0.9%
[f] IHS Markit Ltd., senior note, 144A, 4.00%, 3/01/26	United States	1,200,000		1,155,000
United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	1,600,000		1,648,000
[f] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	2,500,000		2,306,250
				5,109,250
Consumer Durables & Apparel 1.0%
[f] Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	2,700,000		2,595,375
KB Home, senior note, 7.00%, 12/15/21	United States	1,200,000		1,269,000
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	1,000,000		951,250
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	1,100,000		1,139,875
				5,955,500
Consumer Services 1.8%
[f] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 5.00%, 10/15/25.	Canada	1,200,000		1,152,012
senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	900,000		856,467
[f] Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	1,400,000		1,423,632
[f] International Game Technology PLC, senior secured bond, 144A,
6.50%, 2/15/25	United States	1,300,000		1,353,625
[f] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	900,000		894,942
senior note, 144A, 5.25%, 6/01/26	United States	1,300,000		1,300,975
Marriott International Inc., senior bond, 3.75%, 10/01/25	United States	1,500,000		1,461,091
[f] Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC, senior
note, 144A, 7.00%, 7/15/26	Canada	700,000		723,933

|46

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Services (continued)
[f] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond,
144A, 5.50%, 3/01/25	United States	1,200,000	$1,162,500
[f] Wynn Macau Ltd., senior note, 144A, 4.875%, 10/01/24	Macau	800,000	755,332
			11,084,509
Diversified Financials 2.5%
Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	2,000,000	1,883,857
The Goldman Sachs Group Inc.,
senior note, 3.50%, 1/23/25	United States	3,000,000	2,907,173
senior note, 3.75%, 2/25/26	United States	1,500,000	1,459,173
Morgan Stanley,
senior bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28	United States	1,000,000	949,323
senior note, 3.875%, 1/27/26	United States	4,200,000	4,130,296
Navient Corp.,
senior note, 6.625%, 7/26/21	United States	400,000	418,000
senior note, 7.25%, 9/25/23	United States	2,500,000	2,662,500
senior note, 6.125%, 3/25/24	United States	500,000	501,250
			14,911,572
Energy 4.9%
Anadarko Petroleum Corp., senior bond, 3.45%, 7/15/24	United States	1,000,000	963,647
[f] California Resources Corp., secured note, second lien, 144A, 8.00%,
12/15/22	United States	716,000	684,675
Cheniere Corpus Christi Holdings LLC,
senior secured note, first lien, 7.00%, 6/30/24	United States	800,000	878,000
senior secured note, first lien, 5.875%, 3/31/25	United States	700,000	736,750
Cheniere Energy Partners LP, senior secured note, first lien, 5.25%,
10/01/25	United States	1,200,000	1,203,000
CNOOC Finance 2015 USA LLC, senior note, 3.50%, 5/05/25.	China	1,300,000	1,249,079
CONSOL Energy Inc., senior note, 5.875%, 4/15/22	United States	2,500,000	2,509,500
Energy Transfer Equity LP, senior bond, first lien, 7.50%, 10/15/20	United States	1,900,000	2,039,175
Energy Transfer Partners LP,
senior bond, 4.05%, 3/15/25	United States	200,000	195,990
senior note, 5.20%, 2/01/22	United States	1,000,000	1,039,199
Energy Transfer Partners LP/Regency Energy Finance Corp., senior
note, 5.00%, 10/01/22	United States	500,000	518,220
[f,i] EnQuest PLC, senior note, 144A, PIK, 7.00%, 4/15/22	United Kingdom	1,262,556	1,185,080
Exxon Mobil Corp., senior note, 2.222%, 3/01/21	United States	400,000	392,386
[f] Gaz Capital SA, (OJSC Gazprom), loan participation, senior note,
144A, 3.85%, 2/06/20	Russia	1,500,000	1,498,725
Kinder Morgan Inc.,
senior bond, 4.30%, 6/01/25	United States	2,000,000	2,018,740
senior note, 3.15%, 1/15/23	United States	1,500,000	1,460,328
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
senior note, 7.25%, 2/15/21	United States	2,000,000	2,005,000
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	200,000	191,714
Sabine Pass Liquefaction LLC,
senior secured note, first lien, 5.625%, 2/01/21	United States	2,000,000	2,081,208
senior secured note, first lien, 5.625%, 4/15/23	United States	900,000	957,516
Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	300,000	174,000
[f] Sinopec Group Overseas Development 2016 Ltd., senior note, 144A,
2.75%, 9/29/26	China	1,300,000	1,164,443

|47

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
[f] Sunoco LP/Sunoco Finance Corp., senior note, 144A, 4.875%,
1/15/23	United States	600,000	$595,500
[f,i] W&T Offshore Inc.,
secured note, second lien, 144A, PIK, 9.00%, 5/15/20	United States	499,995	504,995
senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21	United States	453,003	455,571
Weatherford International Ltd.,
senior note, 7.75%, 6/15/21	United States	800,000	797,000
senior note, 8.25%, 6/15/23	United States	1,000,000	950,000
[f] Woodside Finance Ltd.,
senior bond, 144A, 3.70%, 3/15/28	Australia	800,000	752,124
senior note, 144A, 3.70%, 9/15/26	Australia	500,000	475,996
			29,677,561
Food & Staples Retailing 0.9%
[f] Aramark Services Inc., senior bond, 144A, 5.00%, 2/01/28	United States	800,000	786,000
Kroger Co., senior bond, 2.65%, 10/15/26.	United States	1,400,000	1,250,665
Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24.	United States	3,200,000	3,163,378
			5,200,043
Food, Beverage & Tobacco 1.3%
Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	200,000	181,199
[f] Imperial Brands Finance PLC, senior note, 144A, 3.50%, 2/11/23	United Kingdom	2,100,000	2,056,378
Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26.	United States	2,400,000	2,193,315
[f] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	600,000	589,500
senior note, 144A, 4.875%, 11/01/26	United States	1,400,000	1,377,250
[f] Post Holdings Inc.,
senior bond, 144A, 5.625%, 1/15/28	United States	500,000	482,500
senior note, 144A, 5.50%, 3/01/25	United States	1,000,000	995,750
Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	200,000	201,671
			8,077,563
Health Care Equipment & Services 2.5%
[f] Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	2,000,000	2,035,000
Centene Corp.,
senior note, 4.75%, 5/15/22	United States	1,700,000	1,724,650
[f] senior note, 144A, 5.375%, 6/01/26	United States	400,000	411,000
CHS/Community Health Systems Inc.,
senior note, 6.875%, 2/01/22	United States	349,000	197,789
[f] senior note, 144A, 8.125%, 6/30/24	United States	38,000	31,920
senior secured note, first lien, 6.25%, 3/31/23	United States	500,000	476,875
CVS Health Corp., senior bond, 4.30%, 3/25/28.	United States	1,000,000	992,041
DaVita Inc.,
senior bond, 5.125%, 7/15/24	United States	500,000	485,000
senior bond, 5.00%, 5/01/25	United States	900,000	868,221
senior note, 5.75%, 8/15/22	United States	1,000,000	1,022,100
Edwards Lifesciences Corp., senior note, 4.30%, 6/15/28	United States	300,000	300,274
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	1,500,000	1,584,375
senior secured bond, first lien, 5.25%, 4/15/25	United States	600,000	620,250
senior secured bond, first lien, 5.50%, 6/15/47	United States	1,200,000	1,219,500

|48

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care Equipment & Services (continued)
[f] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24 .	United States	900,000	$937,800
[f,i] Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22 .	United States	200,000	207,398
Stryker Corp., senior bond, 3.50%, 3/15/26	United States	500,000	484,147
Tenet Healthcare Corp.,
senior note, 5.50%, 3/01/19	United States	300,000	303,000
senior note, 8.125%, 4/01/22	United States	1,000,000	1,057,550
			14,958,890
Insurance 0.6%
[f] Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24, FRN
thereafter, 10/16/44	Japan	3,500,000	3,553,777
Materials 5.5%
ArcelorMittal,
senior note, 5.50%, 3/01/21	France	1,800,000	1,867,833
senior note, 6.125%, 6/01/25	France	300,000	326,156
[f] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.00%, 2/15/25	Luxembourg	900,000	885,375
[f] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	2,200,000	2,150,280
[f] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%,
4/01/24	Mexico	500,000	516,718
[f] Cemex SAB de CV, senior secured bond, first lien, 144A, 5.70%,
1/11/25	Mexico	1,500,000	1,524,997
The Chemours Co., senior note, 6.625%, 5/15/23	United States	1,035,000	1,083,738
[f] Crown Americas LLC/Crown Americas Capital Corp., senior note,
144A, 4.75%, 2/01/26	United States	700,000	672,000
[f] First Quantum Minerals Ltd., senior note, 144A, 7.25%, 4/01/23	Zambia	1,600,000	1,528,000
[f] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 5.125%, 3/15/23	Australia	400,000	392,500
senior note, 144A, 5.125%, 5/15/24	Australia	800,000	777,732
Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	2,000,000	1,950,000
[f] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21 .	Switzerland	1,000,000	1,031,352
[f] Glencore Funding LLC,
senior note, 144A, 4.125%, 5/30/23	Switzerland	600,000	599,898
senior note, 144A, 4.625%, 4/29/24	Switzerland	250,000	252,476
[f] INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	1,900,000	1,906,555
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	2,100,000	2,104,158
[d] New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	700,000	586,387
[f] Northwest Acquisitions ULC/Dominion Finco Inc., secured note,
second lien, 144A, 7.125%, 11/01/22	Canada	400,000	410,000
[f] Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	2,300,000	2,251,125
[f] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	1,400,000	1,417,500
senior note, 144A, 5.875%, 8/15/23	United States	700,000	722,750
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds
Group Issuer Luxembourg SA,
[f] senior note, 144A, 7.00%, 7/15/24	United States	500,000	509,688
senior secured note, first lien, 5.75%, 10/15/20	United States	678,376	680,919
[f] senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	700,000	697,025
[f] Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	1,000,000	1,010,000
senior bond, 144A, 5.50%, 9/15/25	United States	400,000	409,500
senior note, 144A, 4.875%, 12/01/22	United States	600,000	608,250

|49

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Materials (continued)
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	1,000,000		$1,025,750
senior note, 5.125%, 10/01/21.	United States	1,000,000		1,012,250
[f] SunCoke Energy Partners LP/SunCoke Energy Partners Finance
Corp., senior note, 144A, 7.50%, 6/15/25	United States	2,000,000		2,065,000
				32,975,912
Media & Entertainment 5.1%
[f] Altice Financing SA, secured bond, 144A, 7.50%, 5/15/26	Luxembourg	200,000		193,500
[f] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%,
5/15/26	United States	2,200,000		2,198,900
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	2,000,000		1,975,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	1,100,000		1,116,126
[f] senior bond, 144A, 5.375%, 5/01/25	United States	900,000		895,500
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	1,000,000		1,025,370
senior sub. note, 7.625%, 3/15/20	United States	200,000		201,500
senior sub. note, 7.625%, 3/15/20	United States	500,000		503,125
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	2,000,000		2,112,500
DISH DBS Corp.,
senior bond, 6.75%, 6/01/21	United States	500,000		511,875
senior bond, 5.875%, 7/15/22	United States	300,000		293,813
senior note, 5.875%, 11/15/24.	United States	1,200,000		1,083,000
[j] iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	600,000		450,000
senior secured note, first lien, 9.00%, 9/15/22	United States	400,000		303,500
Netflix Inc., senior bond, 5.875%, 2/15/25	United States	2,300,000		2,383,375
[f] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	2,000,000		1,962,500
[f] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	1,100,000		1,144,220
senior bond, 144A, 5.375%, 4/15/25	United States	800,000		805,000
Tegna Inc.,
senior bond, 6.375%, 10/15/23	United States	1,000,000		1,036,190
[f] senior bond, 144A, 5.50%, 9/15/24	United States	500,000		507,500
senior note, 5.125%, 7/15/20	United States	500,000		504,375
Time Warner Inc., senior bond, 2.95%, 7/15/26	United States	2,500,000		2,269,488
[f] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	1,700,000		1,785,000
[f] Univision Communications Inc., senior secured note, first lien, 144A,
5.125%, 2/15/25.	United States	2,500,000		2,343,750
[f] Virgin Media Secured Finance PLC, senior secured bond, first lien,
144A, 5.50%, 1/15/25	United Kingdom	1,900,000		1,904,750
[f] Ziggo Secured Finance BV, senior secured bond, 144A, 4.25%,
1/15/27	Netherlands	700,000	EUR	813,303
				30,323,160
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Allergan Funding SCS, senior bond, 3.80%, 3/15/25	United States	2,200,000		2,156,533
Amgen Inc., senior bond, 4.95%, 10/01/41	United States	200,000		207,073
[f] Bausch Health Cos. Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	300,000		286,065
senior note, 144A, 4.50%, 5/15/23	United States	400,000	EUR	459,537
senior note, 144A, 8.50%, 1/31/27	United States	1,000,000		1,052,500

|50

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
[f] Bausch Health Cos. Inc., (continued)
senior note, first lien, 144A, 7.00%, 3/15/24	United States	200,000	$211,800
[f] Bayer US Finance II LLC, senior bond, 144A, 4.375%, 12/15/28	Germany	1,100,000	1,079,221
Celgene Corp., senior bond, 3.45%, 11/15/27	United States	800,000	747,944
[f,i] Eagle Holdings Co. II LLC, senior note, 144A, PIK, 7.625%, 5/15/22 .	United States	700,000	710,500
[f] Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	1,200,000	1,040,400
senior note, 144A, 6.00%, 7/15/23	United States	400,000	357,000
[f] Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
senior note, 144A, 6.375%, 8/01/23	United States	1,200,000	1,212,000
			9,520,573
Real Estate 1.2%
American Homes 4 Rent LP, senior bond, 4.25%, 2/15/28	United States	800,000	766,371
American Tower Corp., senior bond, 3.375%, 10/15/26	United States	2,400,000	2,237,833
Equinix Inc.,
senior bond, 5.375%, 4/01/23	United States	2,000,000	2,062,380
senior bond, 5.875%, 1/15/26	United States	100,000	103,125
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	800,000	800,000
senior bond, 5.00%, 10/15/27	United States	1,100,000	1,066,417
			7,036,126
Retailing 0.7%
Amazon.com Inc., senior note, 2.80%, 8/22/24	United States	1,000,000	966,958
Home Depot Inc., senior note, 2.125%, 9/15/26	United States	1,500,000	1,345,104
JD.com Inc., senior note, 3.125%, 4/29/21	China	200,000	194,025
[c,d,i] K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
3.00%, 12/31/22.	South Africa	1,137,987	1,412
[d,i] K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
25.00%, 12/31/22	South Africa	220,087	16,571
[f] Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	600,000	609,000
[f] PetSmart Inc., senior secured note, first lien, 144A, 5.875%, 6/01/25 .	United States	1,000,000	824,690
			3,957,760
Semiconductors & Semiconductor Equipment 0.0%†
Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23.	United States	100,000	98,207
Software & Services 0.8%
Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	600,000	595,337
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	2,000,000	2,037,100
[f] Symantec Corp., senior note, 144A, 5.00%, 4/15/25.	United States	2,200,000	2,185,691
			4,818,128
Technology Hardware & Equipment 0.4%
[f] CommScope Technologies LLC,
senior bond, 144A, 6.00%, 6/15/25	United States	400,000	414,800
senior bond, 144A, 5.00%, 3/15/27	United States	1,700,000	1,640,500
Juniper Networks Inc., senior bond, 5.95%, 3/15/41	United States	100,000	99,538
Tech Data Corp., senior bond, 4.95%, 2/15/27	United States	200,000	195,879
			2,350,717

|51

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Telecommunication Services 1.8%
[f] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	1,000,000	$763,339
[f] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	1,000,000	930,160
Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	1,600,000	1,552,000
Sprint Communications Inc.,
senior note, 6.00%, 11/15/22	United States	500,000	511,250
[f] senior note, 144A, 7.00%, 3/01/20	United States	800,000	832,000
Sprint Corp., senior bond, 7.875%, 9/15/23	United States	500,000	539,930
[f] Sprint Spectrum Co. LLC, senior secured bond, first lien, 144A,
5.152%, 9/20/29.	United States	1,600,000	1,611,840
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	500,000	520,625
senior bond, 6.375%, 3/01/25	United States	1,300,000	1,357,590
senior note, 6.00%, 4/15/24	United States	200,000	207,900
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	2,000,000	2,141,420
			10,968,054
Transportation 0.8%
[f] DAE Funding LLC,
senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	400,000	395,500
senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	1,600,000	1,588,000
[f] Park Aerospace Holdings Ltd., senior note, 144A, 5.25%, 8/15/22	Ireland	1,000,000	1,011,580
[f] Transurban Finance Co. Pty. Ltd., senior secured bond, 144A,
3.375%, 3/22/27.	Australia	1,100,000	1,022,610
United Airlines Pass Through Trust, second lien, 2016-1, A, 3.45%,
1/07/30	United States	947,236	910,268
			4,927,958
Utilities 3.2%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	1,200,000	1,066,500
senior note, 5.375%, 1/15/23	United States	1,300,000	1,226,875
[f,k] Clearway Energy Operating LLC, senior note, 144A, 5.75%,
10/15/25	United States	1,400,000	1,415,750
[f] Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	700,000	664,083
Dominion Energy Inc., senior bond, 2.85%, 8/15/26	United States	1,100,000	1,002,674
[f,g] EDF SA, junior sub. note, 144A, 5.25% to 1/29/23, FRN thereafter,
Perpetual	France	3,000,000	2,989,920
Exelon Corp., senior bond, 3.95%, 6/15/25	United States	1,800,000	1,796,760
[f] InterGen NV, secured bond, 144A, 7.00%, 6/30/23.	Netherlands	700,000	696,500
[f] Israel Electric Corp. Ltd., secured bond, 144A, 4.25%, 8/14/28	Israel	1,000,000	950,805
The Southern Co., senior bond, 3.25%, 7/01/26.	United States	3,600,000	3,361,728
[f] State Grid Overseas Investment 2016 Ltd., senior note, 144A,
3.50%, 5/04/27	China	1,300,000	1,240,421
[f] Talen Energy Supply LLC, senior note, 144A, 9.50%, 7/15/22	United States	1,700,000	1,700,000
[f] Three Gorges Finance I Cayman Islands Ltd., senior note, 144A,
3.15%, 6/02/26	China	1,300,000	1,210,118
Virginia Electric & Power Co., senior bond, 6.35%, 11/30/37	United States	85,000	106,854
			19,428,988
Total Corporate Bonds (Cost $266,896,424)			260,272,913

|52

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

[l] Senior Floating Rate Interests 12.2%
Automobiles & Components 0.4%
Allison Transmission Inc., New Term Loans, 3.97%, (1-month USD
LIBOR + 1.75%), 9/23/22	United States	828,930	$834,999
TI Group Automotive Systems LLC, Initial US Term Loan, 4.742%,
(1-month USD LIBOR + 2.50%), 6/30/22	United States	1,823,170	1,831,146
			2,666,145
Capital Goods 0.1%
[m,n] Altra Industrial Motion, Term B Loan, TBD, 10/15/25.	United States	252,399	253,346
Doncasters U.S. Finance LLC, Second Lien Term Loan, 10.636%,
(3-month USD LIBOR + 8.25%), 10/09/20	United States	76,701	62,032
Harsco Corp., Term Loan B-2, 4.50%, (1-month USD LIBOR +
2.25%), 12/10/24	United States	230,845	232,384
			547,762
Commercial & Professional Services 0.1%
KAR Auction Services Inc., Tranche B-5 Term Loans, 4.938%,
(3-month USD LIBOR + 2.50%), 3/09/23	United States	684,385	688,230
Ventia Pty. Ltd., Term B Loans (USD), 5.886%, (3-month USD LIBOR
+ 3.50%), 5/21/22.	Australia	83,160	83,784
			772,014
Consumer Services 0.6%
Aristocrat Technologies Inc., Term B-3 Loans, 4.098%, (3-month
USD LIBOR + 1.75%), 10/19/24.	United States	880,321	880,576
Avis Budget Car Rental LLC, Tranche B Term Loans, 4.25%,
(1-month USD LIBOR + 2.00%), 2/13/25	United States	1,021,594	1,023,351
Eldorado Resorts, Inc.,
Initial Term Loan, 4.375%, (1-month USD LIBOR + 2.25%),
4/17/24	United States	161,502	162,510
Initial Term Loan, 4.438%, (2-month USD LIBOR + 2.25%),
4/17/24	United States	183,594	184,739
Greektown Holdings LLC, Initial Term Loan, 4.992%, (1-month USD
LIBOR + 2.75%), 4/25/24	United States	279,159	279,900
Las Vegas Sands LLC, Term B Loans, 3.992%, (1-month USD
LIBOR + 1.75%), 3/27/25	United States	845,750	846,038
			3,377,114
Diversified Financials 0.1%
Trans Union LLC, 2017 Replacement Term A-2 Loans, 3.992%,
(1-month USD LIBOR + 1.75%), 8/09/22	United States	812,302	813,825
Energy 1.6%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 7.992%, (1-month USD LIBOR +
5.75%), 8/14/20	United States	2,145,127	2,111,609
Second Lien Initial Term Loan, 12.992%, (1-month USD LIBOR
+ 10.75%), 8/16/21	United States	1,248,332	1,198,399
Fieldwood Energy LLC, Closing Date Loans, 7.492%, (1-month USD
LIBOR + 5.25%), 4/11/22	United States	4,096,974	4,130,774
Foresight Energy LLC, Term Loans, 7.992%, (1-month USD LIBOR +
5.75%), 3/28/22	United States	1,147,018	1,150,316
OSG Bulk Ships Inc., Initial Term Loan, 6.77%, (6-month USD
LIBOR + 4.25%), 8/05/19	United States	826,633	820,437
			9,411,535

|53

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

[l] Senior Floating Rate Interests (continued)
Food & Staples Retailing 0.3%
Aramark Corp., Term B-3 Loan, 4.084%, (3-month USD LIBOR +
1.75%), 3/11/25	United States	359,644	$360,813
Smart & Final Stores LLC, First Lien Term Loan, 5.742%, (1-month
USD LIBOR + 3.50%), 11/15/22.	United States	1,157,580	1,137,322
			1,498,135
Food, Beverage & Tobacco 0.8%
B&G Foods Inc., Tranche B-3 Term Loan, 6.00%, (Prime + 1.00%),
11/02/22	United States	2,211,651	2,220,537
JBS USA LUX SA, New Initial Term Loans, 4.837% - 4.886%,
(3-month USD LIBOR + 2.50%), 10/30/22	United States	2,127,209	2,133,856
Pinnacle Foods Finance LLC, Initial B Term Loan, 3.854%, (1-month
USD LIBOR + 1.75%), 2/03/24.	United States	370,384	370,872
			4,725,265
Health Care Equipment & Services 0.7%
DaVita Healthcare Partners Inc., Tranche B Term Loan, 4.992%,
(1-month USD LIBOR + 2.75%), 6/24/21	United States	1,111,295	1,117,546
HCA Inc., Term Loan B11, 3.992%, (1-month USD LIBOR + 1.75%),
3/18/23	United States	490,098	494,387
IQVIA Inc., Term B-3 Dollar Loans, 4.136%, (3-month USD LIBOR +
1.75%), 6/11/25	United States	700,320	701,107
Quintiles IMS Inc., Term B-2 Dollar Loans, 4.386%, (3-month USD
LIBOR + 2.00%), 1/20/25	United States	1,148,022	1,152,447
U.S. Renal Care Inc., Initial Term Loan, 6.636%, (3-month USD
LIBOR + 4.25%), 12/31/22	United States	467,493	456,682
			3,922,169
Household & Personal Products 0.2%
Spectrum Brands Inc., USD Term Loans, 4.34% - 4.35%, (3-month
USD LIBOR + 2.00%), 6/23/22.	United States	940,900	946,389
Materials 1.3%
Ashland LLC, Term B Loan, 3.915% - 3.992%, (1-month USD LIBOR
+ 1.75%), 5/17/24.	United States	2,439,034	2,447,570
Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan,
4.136%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	573,897	575,756
Chemours Co., Tranche B-2 US$ Term Loan, 4.00%, (1-month USD
LIBOR + 1.75%), 4/03/25	United States	1,340,039	1,340,668
Crown Americas LLC, Dollar Term B Loan, 4.163%, (1-week USD
LIBOR + 2.00%), 4/03/25	United States	1,478,451	1,488,153
Oxbow Carbon LLC,
Second Lien Term Loan, 9.742%, (1-month USD LIBOR +
7.50%), 1/04/24	United States	229,047	234,773
Tranche A Term Loan, 4.492%, (1-month USD LIBOR + 2.25%),
1/04/22	United States	1,248,750	1,251,872
Tranche B Term Loan, 5.742%, (1-month USD LIBOR + 3.50%),
1/04/23	United States	539,000	545,738
			7,884,530

|54

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

[l] Senior Floating Rate Interests (continued)
Media & Entertainment 1.3%
Altice U.S. Finance I Corp., March 2017 Refinancing Term Loan
Commitments, 4.492%, (1-month USD LIBOR + 2.25%), 7/28/25	United States	197,607	$197,443
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 4.384%, (1-month USD LIBOR +
2.25%), 12/15/23	United States	734,198	735,881
Initial Term Loans, 4.384%, (1-month USD LIBOR + 2.25%),
12/15/22	United States	986,580	988,841
Charter Communications Operating LLC, Term A-2 Loan, 3.75%,
(1-month USD LIBOR + 1.50%), 3/31/23	United States	904,193	905,511
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.408%,
(1-month USD LIBOR + 2.25%), 7/17/25	United States	1,218,772	1,220,042
Gray Television Inc., Term B-2 Loan, 4.354%, (1-month USD LIBOR
+ 2.25%), 2/07/24.	United States	843,033	846,119
Lions Gate Capital Holdings LLC, Term A Loan, 3.992%, (1-month
USD LIBOR + 1.75%), 3/22/23.	Canada	255,898	256,217
Live Nation Entertainment Inc., Term B-3 Loans, 4.00%, (1-month
USD LIBOR + 1.75%), 10/31/23.	United States	575,617	577,413
Mediacom Illinois LLC, Tranche N Term Loan, 3.92%, (1-week USD
LIBOR + 1.75%), 2/15/24	United States	1,666,333	1,668,416
Rackspace Hosting Inc., Term B Loans, 5.348%, (3-month USD
LIBOR + 3.00%), 11/03/23	United States	383,763	379,387
			7,775,270
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Bausch Health Cos. Inc., Initial Term Loans, 5.104%, (1-month USD
LIBOR + 3.00%), 6/02/25	United States	306,513	308,429
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term
Loans, 6.50%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	2,232,068	2,251,598
Grifols Worldwide Operations USA Inc., Tranche B Term Loan,
4.417%, (1-week USD LIBOR + 2.25%), 1/31/25	United States	2,323,639	2,338,162
Syneos Health Inc., Initial Term B Loans, 4.242%, (1-month USD
LIBOR + 2.00%), 8/01/24	United States	2,856,338	2,864,150
			7,762,339
Retailing 1.2%
Ascena Retail Group Inc., Tranche B Term Loan, 6.75%, (1-month
USD LIBOR + 4.50%), 8/21/22.	United States	2,952,482	2,864,528
General Nutrition Centers Inc., Tranche B-2 Term Loans, 11.00%,
(1-month USD LIBOR + 8.75%), 3/04/21	United States	1,024,920	1,010,827
Harbor Freight Tools USA Inc., Refinancing Loans, 4.742%, (1-month
USD LIBOR + 2.50%), 8/19/23.	United States	1,965,000	1,968,957
Jo-Ann Stores Inc., Initial Loans, 7.509%, (6-month USD LIBOR +
5.00%), 10/23/23	United States	1,356,635	1,366,810
			7,211,122
Semiconductors & Semiconductor Equipment 0.2%
MKS Instruments Inc., Tranche B-4 Term Loan, 3.992%, (1-month
USD LIBOR + 1.75%), 4/29/23.	United States	262,472	263,949
ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans,
3.992%, (1-month USD LIBOR + 1.75%), 3/31/23	United States	1,139,957	1,143,020
			1,406,969

|55

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*			Value

[l] Senior Floating Rate Interests (continued)
Software & Services 0.6%
First Data Corp., Term A Loan, 3.962%, (1-month USD LIBOR +
1.75%), 6/02/20	United States	2,841,715			$2,846,637
Wex Inc., Term B-2 Loan, 4.492%, (1-month USD LIBOR + 2.25%),
7/01/23	United States	648,281			651,927
					3,498,564
Technology Hardware & Equipment 0.1%
CommScope Inc., Tranche 5 Term Loans, 4.242%, (1-month USD
LIBOR + 2.00%), 12/29/22	United States	833,939			839,668
Telecommunication Services 0.1%
Global Tel*Link Corp., Term Loan, 6.386%, (3-month USD LIBOR +
4.00%), 5/23/20	United States	271,511			273,581
Transportation 0.6%
Air Canada, Term Loan, 4.242%, (1-month USD LIBOR + 2.00%),
10/06/23	Canada	49,055			49,290
American Airlines Inc., 2021 Replacement Term Laons, 4.133%,
(3-month USD LIBOR + 2.00%), 10/10/21	United States	227,159			227,408
Hertz Corp., Tranche B-1 Term Loan, 4.83%, (1-month USD LIBOR +
2.75%), 6/30/23	United States	1,685,055			1,683,739
International Seaways Operating Corp., Initial Term Loans, 8.08%,
(1-month USD LIBOR + 5.50%), 6/22/22	United States	679,641			683,889
Navios Maritime Midstream Partners LP, Initial Term Loan, 6.84%,
(3-month USD LIBOR + 4.50%), 6/18/20	Marshall Islands	1,262,719			1,221,680
					3,866,006
Utilities 0.6%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.64%,
(3-month USD LIBOR + 3.25%), 6/28/23	United States	2,815,251			2,804,401
NRG Energy Inc., Term Loan B, 4.136%, (3-month USD LIBOR +
1.75%), 6/30/23	United States	850,425			851,973
					3,656,374
Total Senior Floating Rate Interests
(Cost $72,582,883)					72,854,776

Foreign Government and Agency Securities 4.9%
[f] The Export-Import Bank of India, senior note, 144A, 3.875%,
2/01/28	India	1,800,000			1,671,881
Government of Hungary, senior note, 6.25%, 1/29/20.	Hungary	1,500,000			1,561,087
Government of Indonesia,
senior bond, FR34, 12.80%, 6/15/21	Indonesia	17,235,000,000		IDR	1,296,658
senior bond, FR64, 6.125%, 5/15/28	Indonesia	34,000,000,000		IDR	1,991,880
senior bond, FR70, 8.375%, 3/15/24	Indonesia	19,648,000,000		IDR	1,333,952
Government of Mexico,
senior bond, M, 6.50%, 6/10/21.	Mexico	362,000	[o]	MXN	1,875,938
senior note, M 10, 8.50%, 12/13/18	Mexico	1,255,200	[o]	MXN	6,709,611
[f] Government of Serbia,
senior note, 144A, 4.875%, 2/25/20	Serbia	4,000,000			4,057,520
senior note, 144A, 7.25%, 9/28/21	Serbia	200,000			218,017
[f] Government of Ukraine,
144A, 7.75%, 9/01/22	Ukraine	200,000			199,915
144A, 7.75%, 9/01/23	Ukraine	369,000			362,413
144A, 7.75%, 9/01/24	Ukraine	369,000			358,120

|56

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*			Value

Foreign Government and Agency Securities
(continued)
[f] Government of Ukraine, (continued)
144A, 7.75%, 9/01/25	Ukraine	369,000			$352,312
144A, 7.75%, 9/01/26	Ukraine	369,000			347,644
144A, 7.75%, 9/01/27	Ukraine	369,000			343,742
[a,p] 144A, VRI, GDP Linked Security, 5/31/40	Ukraine	1,952,000			1,035,312
Nota Do Tesouro Nacional,
10.00%, 1/01/21	Brazil	13,900	[q]	BRL	3,467,970
10.00%, 1/01/23	Brazil	2,800	[q]	BRL	671,604
[r] Index Linked, 6.00%, 5/15/23	Brazil	1,950	[q]	BRL	1,535,491
Total Foreign Government and Agency Securities
(Cost $30,016,137)					29,391,067

U.S. Government and Agency Securities 6.2%
U.S. Treasury Bond,
7.875%, 2/15/21	United States	900,000			1,003,500
6.50%, 11/15/26	United States	2,400,000			3,001,031
3.00%, 11/15/45	United States	5,000,000			4,821,289
[s] Index Linked, 0.625%, 1/15/24	United States	3,682,923			3,635,310
U.S. Treasury Note,
3.75%, 11/15/18	United States	7,000,000			7,013,920
2.75%, 2/15/24	United States	1,000,000			989,688
2.25%, 11/15/25	United States	8,500,000			8,081,973
[s] Index Linked, 0.125%, 7/15/24	United States	9,042,422			8,691,323
Total U.S. Government and Agency Securities
(Cost $38,406,107)					37,238,034

Asset-Backed Securities and Commercial
Mortgage-Backed Securities 18.2%
Banks 0.6%
Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%,
10/15/49	United States	528,795			514,089
[t] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.928%, 7/10/38	United States	1,045,000			963,097
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	915,000			910,053
[t] CWABS Asset-Backed Certificates Trust, 2005-11, AF4, FRN,
4.442%, 3/25/34.	United States	1,201,345			1,211,208
[u] Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 2.596%,
(1-month USD LIBOR + 0.38%), 8/25/35	United States	109,798			110,257
					3,708,704
Diversified Financials 17.6%
[f,u] AMMC CLO XI Ltd.,
2012-11A, BR2, 144A, FRN, 3.939%, (3-month USD LIBOR +
1.60%), 4/30/31	United States	350,000			350,004
2012-11A, DR2, 144A, FRN, 5.189%, (3-month USD LIBOR +
2.85%), 4/30/31	United States	300,000			297,930

|57

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[f,u] Antares CLO Ltd., 2018-1A, B, 144A, FRN, 4.104%, (3-month USD
LIBOR + 1.65%), 4/20/31	United States	1,800,000	$1,800,342
[f,u] Ares CLO Ltd., 2018-48A, D, 144A, FRN, 5.039%, (3-month USD
LIBOR + 2.70%), 7/20/30	United States	400,000	399,816
[f,u] Ares XLIII CLO Ltd., 2017-43A, A, 144A, FRN, 3.559%, (3-month
USD LIBOR + 1.22%), 10/15/29.	United States	432,000	431,546
[f,u] Atrium VIII,
8A, BR, 144A, FRN, 4.247%, (3-month USD LIBOR + 1.90%),
10/23/24	United States	350,000	350,416
8A, CR, 144A, FRN, 4.847%, (3-month USD LIBOR + 2.50%),
10/23/24	United States	470,000	471,316
[f,u] Atrium XI, 2011A, CR, 144A, FRN, 4.497%, (3-month USD LIBOR +
2.15%), 10/23/25	United States	1,820,000	1,823,695
[f] Atrium XIV LLC, 14A, D, 144A, FRN, 5.26%, 8/23/30	United States	750,000	746,977
Banc of America Commercial Mortgage Trust,
2015-UBS7, A3, 3.441%, 9/15/48	United States	1,050,000	1,036,374
2015-UBS7, A4, 3.705%, 9/15/48	United States	1,170,000	1,171,520
[t] 2015-UBS7, B, FRN, 4.507%, 9/15/48	United States	760,000	773,944
[f] BBC Middle Market CLO LLC, 2018-1A, A2, 144A, FRN, 4.369%,
10/20/30	United States	700,000	700,000
[f,t] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 4.208%, 5/26/35	United States	350,246	340,269
[f,u] Betony CLO 2 Ltd., 2018-1A, C, 144A, FRN, 5.009%, (3-month USD
LIBOR + 2.90%), 4/30/31	United States	400,000	399,508
[f,u] BlueMountain CLO Ltd.,
2012-2A, BR, 144A, FRN, 4.222%, (3-month USD LIBOR +
1.90%), 11/20/28	United States	510,000	510,984
2012-2A, CR, 144A, FRN, 4.922%, (3-month USD LIBOR +
2.60%), 11/20/28	United States	270,000	270,707
[f] BlueMountain CLO XXII Ltd., 2018-1A, D, 144A, FRN, 5.389%,
7/30/30	United States	1,000,000	1,000,010
[f,u] BlueMountain Fuji U.S. CLO II Ltd., 2017-2A, A1A, 144A, FRN,
3.559%, (3-month USD LIBOR + 1.20%), 10/20/30	United States	1,800,000	1,811,016
[f,u] BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, A2, 144A, FRN,
3.498%, (3-month USD LIBOR + 1.15%), 1/15/30	United States	200,000	200,318
[f,u] Burnham Park CLO Ltd.,
2016-1A, A, 144A, FRN, 3.778%, (3-month USD LIBOR +
1.43%), 10/20/29	United States	350,000	351,837
2016-1A, B, 144A, FRN, 4.148%, (3-month USD LIBOR +
1.80%), 10/20/29	United States	460,000	460,672
2016-1A, C, 144A, FRN, 4.748%, (3-month USD LIBOR +
2.40%), 10/20/29	United States	460,000	460,603
[f] Buttermilk Park CLO Ltd., 2018-1A, C, 144A, FRN, 4.438%,
10/15/31	United States	1,742,860	1,741,989
[u] Capital One Multi-Asset Execution Trust,
2014-A3, A3, FRN, 2.538%, (1-month USD LIBOR + 0.38%),
1/18/22	United States	370,000	370,549
2016-A1, A1, FRN, 2.608%, (1-month USD LIBOR + 0.45%),
2/15/22	United States	2,950,000	2,956,712
2016-A2, A2, FRN, 2.788%, (1-month USD LIBOR + 0.63%),
2/15/24	United States	3,990,000	4,031,312

|58

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[f,u] Carlyle Global Market Strategies CLO Ltd.,
2012-4A, BR, 144A, FRN, 4.248%, (3-month USD LIBOR +
1.90%), 1/20/29	United States	500,000	$502,530
2012-4A, C1R, 144A, FRN, 4.948%, (3-month USD LIBOR +
2.60%), 1/20/29	United States	480,000	482,194
2014-4RA, C, 144A, FRN, 4.887%, (3-month USD LIBOR +
2.90%), 7/15/30	United States	300,000	300,015
[f] Carlyle GMS Finance MM CLO LLC, 2015-1A, A2R, 144A, FRN,
4.539%, 10/15/31	United States	1,500,000	1,501,680
[f,u] Carlyle U.S. CLO Ltd., 2017-2A, A1B, 144A, FRN, 3.568%, (3-month
USD LIBOR + 1.22%), 7/20/31.	United States	1,150,000	1,152,748
[f,u] Catamaran CLO Ltd., 2014-2A, BR, 144A, FRN, 5.283%, (3-month
USD LIBOR + 2.95%), 10/18/26.	United States	1,550,000	1,552,309
[f,u] Cent CLO LP,
2014-22A, A2AR, 144A, FRN, 4.293%, (3-month USD LIBOR +
1.95%), 11/07/26	United States	392,000	392,521
2014-22A, BR, 144A, FRN, 5.293%, (3-month USD LIBOR +
2.95%), 11/07/26	United States	340,000	341,149
[f,t] CGRBS Commercial Mortgage Trust, 2013-VN05, C, 144A, FRN,
3.703%, 3/13/35.	United States	870,000	855,552
[f,u] Cole Park CLO Ltd., 2015-1A, B, 144A, FRN, 4.598%, (3-month USD
LIBOR + 2.25%), 10/20/28	United States	270,000	270,462
[t] COMM Mortgage Trust, 2014-CR19, B, FRN, 4.703%, 8/10/47	United States	870,000	886,658
[f] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	1,337,626	1,324,730
[u] Discover Card Execution Note Trust, 2016-A2, A2, FRN, 2.698%,
(1-month USD LIBOR + 0.54%), 9/15/21	United States	2,950,000	2,956,770
[f,u] Dryden 33 Senior Loan Fund,
2014-33A, BR, 144A, FRN, 4.189%, (3-month USD LIBOR +
1.85%), 10/15/28	United States	535,000	536,685
2014-33A, CR, 144A, FRN, 4.839%, (3-month USD LIBOR +
2.50%), 10/15/28	United States	270,000	271,067
[f] Dryden 38 Senior Loan Fund,
2015-38A, CR, 144A, FRN, 4.31%, 7/15/30	United States	863,000	858,685
2015-38A, DR, 144A, FRN, 5.31%, 7/15/30	United States	557,000	558,638
[f,u] Dryden 42 Senior Loan Fund, 2016-42A, DR, 144A, FRN, 5.269%,
(3-month USD LIBOR + 2.93%), 7/15/30	United States	1,600,000	1,597,760
[f,u] Dryden 55 CLO Ltd.,
2018-55A, A1, 144A, FRN, 3.061%, (3-month USD LIBOR +
1.02%), 4/15/31	United States	500,000	499,165
2018-55A, D, 144A, FRN, 4.891%, (3-month USD LIBOR +
2.85%), 4/15/31	United States	300,000	299,904
[f,u] Dryden 64 CLO Ltd., 2018-64A, D, 144A, FRN, 4.869%, (3-month
USD LIBOR + 2.65%), 4/18/31.	United States	300,000	294,324
[f] Eaton Vance CLO Ltd.,
2014-1RA, C, 144A, FRN, 4.257%, 7/15/30	United States	315,610	315,518
2014-1RA, D, 144A, FRN, 5.207%, 7/15/30	United States	462,825	462,931

|59

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[f,t] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN,
3.673%, 9/10/35.	United States	1,350,000	$1,342,043
[u] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 4.416%, (1-month USD LIBOR + 2.20%),
2/25/24	United States	1,020,975	1,049,507
2014-DN2, M3, FRN, 5.816%, (1-month USD LIBOR + 3.60%),
4/25/24	United States	1,280,000	1,423,796
2014-DN3, M3, FRN, 6.216%, (1-month USD LIBOR + 4.00%),
8/25/24	United States	206,047	226,033
2014-DN4, M3, FRN, 6.766%, (1-month USD LIBOR + 4.55%),
10/25/24	United States	1,380,503	1,534,931
2014-HQ1, M3, FRN, 6.316%, (1-month USD LIBOR + 4.10%),
8/25/24	United States	380,000	417,476
2014-HQ2, M2, FRN, 4.416%, (1-month USD LIBOR + 2.20%),
9/25/24	United States	736,658	759,151
2014-HQ3, M3, FRN, 6.966%, (1-month USD LIBOR + 4.75%),
10/25/24	United States	826,581	917,619
2015-DNA1, M3, FRN, 5.516%, (1-month USD LIBOR + 3.30%),
10/25/27	United States	250,000	280,173
2015-DNA3, M3, FRN, 6.916%, (1-month USD LIBOR + 4.70%),
4/25/28	United States	2,250,000	2,689,295
2015-HQ1, M2, FRN, 4.416%, (1-month USD LIBOR + 2.20%),
3/25/25	United States	90,637	90,888
2015-HQ1, M3, FRN, 6.016%, (1-month USD LIBOR + 3.80%),
3/25/25	United States	970,000	1,037,625
2015-HQA1, M3, FRN, 6.916%, (1-month USD LIBOR + 4.70%),
3/25/28	United States	2,270,000	2,617,430
2016-DNA2, M3, FRN, 6.866%, (1-month USD LIBOR + 4.65%),
10/25/28	United States	2,070,000	2,385,508
[u] FHLMC Stuctured Agency Credit Risk Debt Notes, 2013-DN2, M2,
FRN, 6.466%, (1-month USD LIBOR + 4.25%), 11/25/23	United States	231,622	258,449
[f,u] Flagship CLO VIII Ltd.,
2014-8A, ARR, 144A, FRN, 3.189%, (3-month USD LIBOR +
0.85%), 1/16/26	United States	540,000	539,341
2014-8A, DR, 144A, FRN, 5.389%, (3-month USD LIBOR +
3.05%), 1/16/26	United States	350,000	349,640
[u] FNMA Connecticut Avenue Securities,
2013-C01, M2, FRN, 7.466%, (1-month USD LIBOR + 5.25%),
10/25/23	United States	390,000	448,916
2014-C01, M2, FRN, 6.616%, (1-month USD LIBOR + 4.40%),
1/25/24	United States	170,000	193,745
2014-C02, 1M2, FRN, 4.816%, (1-month USD LIBOR + 2.60%),
5/25/24	United States	1,750,000	1,863,158
2014-C03, 1M2, FRN, 5.216%, (1-month USD LIBOR + 3.00%),
7/25/24	United States	3,065,863	3,289,744
2014-C03, 2M2, FRN, 5.116%, (1-month USD LIBOR + 2.90%),
7/25/24	United States	164,601	176,039
2015-C01, 1M2, FRN, 6.516%, (1-month USD LIBOR + 4.30%),
2/25/25	United States	876,979	968,259
2015-C01, 2M2, FRN, 6.766%, (1-month USD LIBOR + 4.55%),
2/25/25	United States	1,276,853	1,382,717

|60

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[u] FNMA Connecticut Avenue Securities, (continued)
2015-C02, 1M2, FRN, 6.216%, (1-month USD LIBOR + 4.00%),
5/25/25	United States	2,893,865	$3,185,361
2015-C02, 2M2, FRN, 6.216%, (1-month USD LIBOR + 4.00%),
5/25/25	United States	1,478,835	1,593,252
2015-C03, 1M2, FRN, 7.216%, (1-month USD LIBOR + 5.00%),
7/25/25	United States	3,231,751	3,690,049
2015-C03, 2M2, FRN, 7.216%, (1-month USD LIBOR + 5.00%),
7/25/25	United States	2,139,066	2,389,597
2017-C01, 1M2, FRN, 5.766%, (1-month USD LIBOR + 3.55%),
7/25/29	United States	1,890,000	2,065,510
[f,v] Galaxy CLO Ltd., 2018-25A, D, 144A, FRN, 10/25/31	United States	852,270	842,818
[f,u] Galaxy XVIII CLO Ltd., 2018-28A, C, 144A, FRN, 4.289%, (3-month
USD LIBOR + 1.95%), 7/15/31.	United States	250,000	249,930
[f,u] Galaxy XXVII CLO Ltd., 2018-27A, C, 144A, FRN, 5.065%, (3-month
USD LIBOR + 2.75%), 5/16/31.	United States	600,000	597,882
GS Mortgage Securities Trust,
[t] 2016-GS3, B, FRN, 3.395%, 10/10/49	United States	900,000	859,336
2017-GS6, B, 3.869%, 5/10/50	United States	870,000	851,393
[f,t] J.P. Morgan Chase Commercial Mortgage Securities Trust,
2016-NINE, B, 144A, FRN, 2.949%, 10/06/38	United States	1,200,000	1,098,209
JPMCC Commercial Mortgage Securities Trust, 2017-JP6, B,
3.946%, 7/15/50.	United States	1,040,000	1,025,876
[f,u] LCM 26 Ltd., 26A, B, 144A, FRN, 3.748%, (3-month USD LIBOR +
1.40%), 1/20/31	United States	250,000	247,858
[f,u] LCM XVI LP, 2016A, BR, 144A, FRN, 3.839%, (3-month USD LIBOR
+ 1.50%), 7/15/26.	United States	570,000	570,655
[f] LCM XVII LP,
[u] 2017A, BR, 144A, FRN, 4.189%, (3-month USD LIBOR +
1.85%), 10/15/26	United States	350,000	350,444
[k,v] 2017A, BRR, 144A, FRN, 10/15/31	United States	350,000	350,000
[u] 2017A, CR, 144A, FRN, 4.839%, (3-month USD LIBOR +
2.50%), 10/15/26	United States	320,000	320,358
[k,v] 2017A, CRR, 144A, FRN, 10/15/31	United States	320,000	320,000
[f,u] LCM XVIII LP, 2018A, DR, 144A, FRN, 5.148%, (3-month USD
LIBOR + 2.80%), 4/20/31	United States	770,000	765,534
[f,u] LCM XXIV Ltd., 24A, A, 144A, FRN, 3.658%, (3-month USD LIBOR
+ 1.31%), 3/20/30.	United States	480,000	481,570
[f,u] Madison Park Funding XXIII Ltd.,
2017-23A, B, 144A, FRN, 4.037%, (3-month USD LIBOR +
1.70%), 7/27/30	United States	400,000	399,900
2017-23A, C, 144A, FRN, 4.687%, (3-month USD LIBOR +
2.35%), 7/27/30	United States	500,000	502,190
[f,u] Magnetite XVIII Ltd., 2016-18A, B, 144A, FRN, 4.064%, (3-month
USD LIBOR + 1.75%), 11/15/28.	United States	200,000	200,894
[u] MortgageIT Trust, 2004-1, A2, FRN, 3.116%, (1-month USD LIBOR
+ 0.90%), 11/25/34	United States	170,301	168,013
[f,u] NZCG Funding Ltd., 2015-1A, A2R, 144A, FRN, 3.861%, (3-month
USD LIBOR + 1.55%), 2/26/31.	United States	2,700,000	2,701,269
[f,u] Octagon Investment Partners 30 Ltd., 144A, FRN, 3.668%, (3-month
USD LIBOR + 1.32%), 3/17/30.	United States	480,000	482,640

|61

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[f,u] Octagon Investment Partners 37 Ltd., 2018-2A, C, 144A, FRN,
5.21%, (3-month USD LIBOR + 2.85%), 7/25/30	United States	400,000	$399,900
[f] Octagon Investment Partners 38 Ltd., 2018-1A, C, 144A, FRN,
5.137%, 7/20/30.	United States	1,000,000	999,620
[f,u] Octagon Investment Partners XVI Ltd., 2013-1A, DR, 144A, FRN,
5.336%, (3-month USD LIBOR + 3.00%), 7/17/30	United States	400,000	398,740
[f,u] Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN,
3.468%, (3-month USD LIBOR + 1.13%), 8/12/26	United States	900,000	901,737
[f,u] Octagon Investment Partners XXIII Ltd.,
2015-1A, BR, 144A, FRN, 3.539%, (3-month USD LIBOR +
1.20%), 7/15/27	United States	400,000	399,424
2015-1A, DR, 144A, FRN, 4.889%, (3-month USD LIBOR +
2.55%), 7/15/27	United States	800,000	796,056
[u] Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN,
2.526%, (1-month USD LIBOR + 0.31%), 11/25/35	United States	220,539	219,504
[u] Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 3.604%,
(1-month USD LIBOR + 1.50%), 2/25/35	United States	162,183	160,175
[t] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 3.572%,
4/25/45	United States	161,958	163,547
[f] Voya CLO 2015-2 Ltd., 2A, BR, 144A, FRN, 3.847%, 7/23/27	United States	820,000	820,582
[f,u] Voya CLO Ltd.,
2013-2A, BR, 144A, FRN, 4.185%, (3-month USD LIBOR +
1.85%), 4/25/31	United States	780,000	776,318
2014-1A, CR2, 144A, FRN, 5.133%, (3-month USD LIBOR +
2.80%), 4/18/31	United States	1,000,000	995,070
2017-2A, B, 144A, FRN, 4.689%, (3-month USD LIBOR +
2.35%), 6/07/30	United States	1,800,000	1,805,670
2018-2A, D, 144A, FRN, 5.124%, (3-month USD LIBOR +
2.75%), 7/15/31	United States	300,000	295,248
Wells Fargo Mortgage Backed Securities Trust,
[t] 2004-W, A9, FRN, 3.937%, 11/25/34	United States	397,013	408,916
2007-3, 3A1, 5.50%, 4/25/22	United States	73,198	74,533
			105,641,422
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $109,445,899)			109,350,126

Mortgage-Backed Securities 9.1%
[w] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate
0.0%†
FHLMC, 3.679%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33 .	United States	8,991	9,267
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 5.7%
FHLMC Gold 15 Year, 5.50%, 1/01/19 - 7/01/19	United States	5,478	5,505
FHLMC Gold 30 Year, 3.50%, 12/01/47.	United States	2,515,284	2,477,553
[x] FHLMC Gold 30 Year, 3.50%, 10/01/48.	United States	13,530,000	13,313,837
FHLMC Gold 30 Year, 4.00%, 5/01/48	United States	6,717,999	6,790,292
[x] FHLMC Gold 30 Year, 4.00%, 10/01/48.	United States	10,820,000	10,925,997
FHLMC Gold 30 Year, 5.00%, 4/01/34 - 8/01/35	United States	206,595	218,740
FHLMC Gold 30 Year, 5.50%, 3/01/33 - 1/01/35	United States	161,063	172,968
FHLMC Gold 30 Year, 6.00%, 4/01/33 - 2/01/36	United States	98,173	107,543
FHLMC Gold 30 Year, 6.50%, 11/01/27 - 6/01/36	United States	28,829	31,913
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 4/01/30	United States	9,987	10,456

|62

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate
(continued)
FHLMC Gold 30 Year, 7.50%, 8/01/30 - 7/01/31	United States	967	$1,016
			34,055,820
[w] Federal National Mortgage Association (FNMA) Adjustable Rate
0.0%†
FNMA, 3.824%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34 .	United States	86,750	91,335
Federal National Mortgage Association (FNMA) Fixed Rate 2.4%
FNMA 15 Year, 2.50%, 7/01/22 - 6/01/27	United States	282,523	275,112
FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20	United States	6,487	6,571
FNMA 15 Year, 5.50%, 11/01/18	United States	483	482
FNMA 30 Year, 3.50%, 11/01/47	United States	4,397,250	4,331,222
[x] FNMA 30 Year, 3.50%, 10/01/48	United States	10,080,000	9,920,243
FNMA 30 Year, 5.00%, 4/01/30	United States	53,181	55,901
FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37.	United States	142,961	158,100
			14,747,631
Government National Mortgage Association (GNMA) Fixed Rate
1.0%
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34	United States	216,605	230,148
GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32	United States	15,448	15,613
GNMA I SF 30 Year, 7.50%, 9/15/30.	United States	1,214	1,364
[x] GNMA II SF 30 Year, 4.50%, 10/01/48	United States	5,200,000	5,375,500
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	57,794	61,848
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	76,219	83,307
GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34	United States	37,688	42,123
GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32	United States	9,540	10,544
			5,820,447
Total Mortgage-Backed Securities
(Cost $55,259,666)			54,724,500

Municipal Bonds 1.2%
California State GO, Various Purpose, Refunding, 5.00%, 9/01/29	United States	1,650,000	1,928,998
New York City HDC Capital Fund Grant Program Revenue, New York
City Housing Authority Program, Series B1, 5.00%, 7/01/33	United States	500,000	536,360
Orlando Health Obligated Group, 3.777%, 10/01/28	United States	405,000	396,595
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Ninety-First Series, 4.823%, 6/01/45.	United States	1,490,000	1,558,868
[j] Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	3,465,000	2,286,900
Series XX, 5.25%, 7/01/40	United States	165,000	108,488
San Jose RDA Successor Agency Tax Allocation, Senior, Refunding,
Series A-T, 3.25%, 8/01/29	United States	540,000	508,307
Total Municipal Bonds (Cost $8,212,900)			7,324,516

		Shares

Escrows and Litigation Trusts 0.0%†
[a,c] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow
Account	United States	1,500,000	—
[a,c] NewPage Corp., Litigation Trust.	United States	2,500,000	—
[a] Penn Virginia Corp., Escrow Account	United States	1,500,000	3,938
[a,c] T-Mobile USA Inc., Escrow Account	United States	2,000,000	—

|63

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
	Country	Shares	Value
Escrows and Litigation Trusts (continued)
[a] Vistra Energy Corp., Escrow Account	United States	3,000,000	$13,500
Total Escrows and Litigation Trusts (Cost $91,006) .			17,438
Total Investments before Short Term Investments
(Cost $630,482,806)			613,555,527

		Principal
		Amount*

Short Term Investments 2.2%

U.S. Government and Agency Securities (Cost $499,114) 0.1%
[y] U.S. Treasury Bill, 11/01/18	United States	500,000	499,114

Total Investments before Money Market Funds
(Cost $630,981,920)			614,054,641

		Shares
Money Market Funds (Cost $12,379,836) 2.1%
[e,z] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	United States	12,379,836	12,379,836
Total Investments (Cost $643,361,756) 104.5%.			626,434,477
Other Assets, less Liabilities (4.5)%			(26,927,028)
Net Assets 100.0%			$599,507,449

|64

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bThe security is owned by FT Holdings Corporation III, a wholly-owned subsidiary of the Fund. See Note 10.
cFair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
dSee Note 6 regarding restricted securities.
eSee Note 9 regarding investments in affiliated management investment companies.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2018, the aggregate value of these securities was $170,790,168, representing 28.5% of net assets.
gPerpetual security with no stated maturity date.
hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2018, the value of this security was
$557,700, representing 0.1% of net assets.
iIncome may be received in additional securities and/or cash.
jDefaulted security or security for which income has been deemed uncollectible.
kSecurity purchased on a when-issued basis.
lThe coupon rate shown represents the rate at period end.
mSecurity purchased on a delayed delivery basis.
nA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
oPrincipal amount is stated in 100 Mexican Peso Units.
pThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
qPrincipal amount is stated in 1,000 Brazilian Real Units.
rRedemption price at maturity and coupon payment are adjusted for inflation.
sPrincipal amount of security is adjusted for inflation.
tAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
uThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
vThe coupon rate will be determined at time of issue.
wAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
xSecurity purchased on a to-be-announced (TBA) basis.
yThe security was issued on a discount basis with no stated coupon rate.
zThe rate shown is the annualized seven-day effective yield at period end.

|65

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional Expiration		Appreciation
Description			Type	Contracts	Amount*	Date (Depreciation)
Interest Rate Contracts
Euro-Bund			Short	51	$9,401,710	12/06/18	$62,643
Long Gilt			Long	46	7,251,961	12/27/18	(63,033)
Ultra 10 Yr. U.S. Treasury Note			Long	100	12,600,000	12/19/18	(208,077)
Total Futures Contracts.							$(208,467)

*As of period end.

At September 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	DBAB	Buy	4,000,000	$2,976,980	10/09/18	$—	$(86,957)
Australian Dollar	DBAB	Sell	5,308,345	4,123,257	10/09/18	287,947	—
Australian Dollar	JPHQ	Buy	1,650,000	1,201,594	10/09/18	—	(9,460)
Australian Dollar	JPHQ	Sell	4,700,000	3,626,280	10/09/18	230,503	—
Brazilian Real	JPHQ	Sell	6,300,000	1,575,788	10/09/18	21,380	—
Canadian Dollar	JPHQ	Buy	5,500,000	4,178,871	10/09/18	77,338	—
Canadian Dollar	JPHQ	Sell	10,000,000	7,942,125	10/09/18	203,564	—
Indian Rupee	DBAB	Buy	350,093,000	5,304,439	10/09/18	—	(486,250)
Indian Rupee	DBAB	Sell	213,300,000	3,016,973	10/09/18	81,411	—
Indian Rupee	HSBK	Buy	144,338,000	2,181,453	10/09/18	—	(194,987)
Indian Rupee	HSBK	Sell	130,000,000	1,890,222	10/09/18	101,084	—
Indian Rupee	JPHQ	Buy	44,000,000	665,155	10/09/18	—	(59,601)
Mexican Peso	JPHQ	Buy	12,400,000	590,828	10/09/18	70,049	—
Mexican Peso	JPHQ	Sell	91,100,000	4,686,228	10/09/18	—	(169,086)
South Korean Won	JPHQ	Buy	1,800,000,000	1,690,093	10/10/18	—	(68,165)
South Korean Won	JPHQ	Sell	1,800,000,000	1,700,600	10/10/18	78,671	—
Norwegian Krone	JPHQ	Buy	17,900,000	2,117,512	10/22/18	83,788	—
Norwegian Krone	JPHQ	Sell	3,400,000	418,931	10/22/18	807	—
Argentine Peso	JPHQ	Buy	13,500,000	605,246	10/31/18	—	(292,926)
Argentine Peso	JPHQ	Sell	13,500,000	415,768	10/31/18	103,449	—
Brazilian Real	JPHQ	Sell	10,200,000	2,648,841	11/13/18	139,872	—
British Pound	JPHQ	Buy	750,000	972,144	11/13/18	7,565	—
British Pound	JPHQ	Sell	750,000	968,546	11/13/18	—	(11,163)
Polish Zloty	JPHQ	Buy	6,000,000	1,623,530	11/13/18	5,445	—
Swedish Krona	JPHQ	Buy	23,600,000	2,645,544	11/13/18	19,721	—
Swedish Krona	JPHQ	Sell	5,600,000	612,958	11/13/18	—	(19,478)
Swedish Krona	JPHQ	Sell	6,900,000	786,967	11/13/18	7,716	—
Indonesian Rupiah	JPHQ	Sell	26,600,000,000	1,788,957	11/21/18	19,752	—
Australian Dollar	JPHQ	Sell	2,000,000	1,435,970	1/14/19	—	(10,358)
Brazilian Real	JPHQ	Sell	2,300,000	544,765	1/18/19	—	(17,630)
Euro	CITI	Buy	134,100	159,718	3/14/19	—	(1,733)

|66

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)

Forward Exchange Contracts (continued)

					Contract			Settlement	Unrealized Unrealized
Currency		Counterparty[a] Type		Quantity Amount				Date	Appreciation Depreciation
OTC Forward Exchange Contracts (continued)
Euro		CITI	Sell	134,100		$ 159,125		3/14/19	$1,141	$—
Euro		JPHQ	Buy	380,000 452,738				3/14/19	—	(5,057)
Euro		JPHQ	Sell	2,831,900 3,359,772				3/14/19	23,493	—
Swedish Krona		JPHQ	Buy	4,900,000 550,098				3/14/19	9,456	—
Philippine Peso		JPHQ	Sell	65,000,000 1,181,067				4/11/19	—	(2,581)
Total Forward Exchange Contracts									$1,574,152	$(1,435,432)
Net unrealized appreciation (depreciation)									$138,720

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic							Unamortized
	Payment Rate							Upfront	Unrealized
	Received	Payment Counter-		Maturity	Notional			Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]		Value	(Receipts)	(Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[d,e]
Traded Index
CDX.EM.30	1.00%	Quarterly		12/20/23	$10,200,000	$(425,831) $ (456,679)			$30,848	Non-
										Investment
										Grade
CDX.NA.HY.30.	5.00%	Quarterly		6/20/23	4,100,000		324,430	226,086	98,344	Non-
										Investment
										Grade
TotalCentrallyClearedSwapContracts						$(101,401) $ (230,593)			$129,192
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
Ally Financial Inc	(5.00)%	Quarterly	CITI	12/20/22	$750,000	$(119,054) $ (115,587)			$(3,467)
Ally Financial Inc	(5.00)%	Quarterly	JPHQ	12/20/22	1,250,000	(198,422)		(193,971)	(4,451)
GovernmentofItaly.	(1.00)%	Quarterly	BZWS	6/20/23	1,500,000		29,338	15,428	13,910
GovernmentofTurkey	(1.00)%	Quarterly	BZWS	12/20/19	966,667		21,590	55,164	(33,574)
GovernmentofTurkey	(1.00)%	Quarterly	BZWS	12/20/23	1,530,000		180,899	197,834	(16,935)
Contracts to Sell Protection[d,e]
Single Name
Government of Argentina	5.00%	Quarterly	MSCO	6/20/23	5,000,000	(130,206)		471,457	(601,663)	B+
GovernmentofBrazil	1.00%	Quarterly	CITI	12/20/23	3,250,000	(236,667)		(288,830)	52,163	BB-
Government of Colombia	1.00%	Quarterly	JPHQ	12/20/23	3,700,000		(17,031)	(26,526)	9,495	BBB-
Government of Indonesia	1.00%	Quarterly	CITI	12/20/23	2,000,000		(28,181)	(45,187)	17,006	BBB-
GovernmentofItaly.	1.00%	Quarterly	BZWS	6/20/23	1,500,000		(86,139)	(67,650)	(18,489)	NR
GovernmentofMexico	1.00%	Quarterly	CITI	12/20/23	3,500,000		(20,308)	(28,854)	8,546	BBB+

|67

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index
[f]BNP Paribas Bespoke
Bordeaux Index,
Mezzanine Tranche 7-10%.	2.10%	Quarterly	BNDP	6/20/20	$750,000	$12,704	$—	$12,704	Non-
									Investment
									Grade
[f]Citibank Bespoke Bogota,
Tranche 7-10%	1.35%	Quarterly	CITI	6/20/20	750,000	5,203	—	5,203	Non-
									Investment
									Grade
[f]Citibank Bespoke
Cambridge Index, Equity
Tranche 0-3%.	0.00%	Quarterly	CITI	12/20/19	2,900,000	(423,157)	(290,058)	(133,099)	Non-
									Investment
									Grade
[f]Citibank Bespoke Index,
Tranche 3-7%	1.40%	Quarterly	CITI	6/20/19	1,300,000	4,067	—	4,067	Non-
									Investment
									Grade
[f]Citibank Bespoke Index,
Tranche 3-7%	1.30%	Quarterly	CITI	6/20/19	1,600,000	3,806	—	3,806	Non-
									Investment
									Grade
[f]Citibank Bespoke Lisbon
Index, Equity Tranche
0-3%	0.00%	Quarterly	CITI	6/20/19	530,000	(25,127)	(45,181)	20,054	Non-
									Investment
									Grade
[f]Citibank Bespoke Verona
Index, Equity Tranche
0-3%	0.00%	Quarterly	CITI	12/20/19	1,100,000	(125,260)	(135,052)	9,792	Non-
									Investment
									Grade
[f]Citibank Bespoke Verona
Index, Mezzanine Tranche
7-15%	0.40%	Quarterly	CITI	12/20/19	3,100,000	9,435	—	9,435	Non-
									Investment
									Grade
MCDX.NA.30	1.00%	Quarterly	CITI	6/20/23	2,270,000	56,943	50,163	6,780	Investment
									Grade
TotalOTCSwapContracts						$(1,085,567)	$(446,850)	$(638,717)
TotalCreditDefaultSwapContracts.						$(1,186,968)	$(677,443)	$(509,525)

|68

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)

Credit Default Swap Contracts (continued)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Collateral
Counterparty	Pledged (Received)
CITI	$1,060,000
DBAB	210,000
GSCO	110,000
MSCO	150,000
Total collateral	$1,530,000

bIn U.S. dollars unless otherwise indicated.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
eThe Fund enters contracts to sell protection to create a long credit position.
fRepresents a custom index comprised of a basket of underlying issuers.

At September 30, 2018, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross-Currency Swap Contracts
							Value/
							Unrealized
		Payment	Counter- Maturity Notional				Appreciation
Description		Frequency	party	Date Amount			(Depreciation)
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 2.87%		Quarterly		464,800		USD
Pay Fixed 2.50%		Annual	CITI 5/04/21 400,000		EUR		$775

At September 30, 2018, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
							Value/
							Unrealized
		Payment		Maturity	Notional		Appreciation
Underlying Instruments	Financing Rate	Frequency	Counterparty	Date	Value		(Depreciation)
OTC Swap Contracts
Long[a]
iBoxx USD Liquid High Yield Index	3-month USD LIBOR	Quarterly	BNDP	3/20/19	$975,000		$9,299
iBoxx USD Liquid High Yield Index	3-month USD LIBOR	Quarterly	FBCO	3/20/19	1,125,000		13,050
iBoxx USD Liquid High Yield Index	3-month USD LIBOR	Quarterly	BOFA	6/20/19	6,000,000		85,560
iBoxx USD Liquid High Yield Index	3-month USD LIBOR	Quarterly	CITI	6/20/19	4,100,000		49,575
Markit iBoxx USD Liquid Leveraged Loan Index.	3-month USD LIBOR	Quarterly	GSCO	6/20/19	5,500,000		119,150
Total Total Return Swap Contracts							$276,634

[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.

See Abbreviations on page 114.

|69

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2018 (unaudited)
Franklin U.S. Government Securities VIP Fund
	Principal
	Amount	Value

Mortgage-Backed Securities 78.0%
[a] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 1.2%
FHLMC, 3.973%, (12-month USD LIBOR +/- MBS Margin), 4/01/40.	$6,081,648	$6,382,765
FHLMC, 4.004%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/37	624,276	654,982
FHLMC, 3.84% - 4.41%, (12-month USD LIBOR +/- MBS Margin), 3/01/36 - 5/01/38	7,030,975	7,369,248
		14,406,995
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.5%
FHLMC Gold 15 Year, 4.50%, 3/01/25 - 4/01/25.	942,025	965,213
FHLMC Gold 30 Year, 3.00%, 5/01/43	455,274	439,628
FHLMC Gold 30 Year, 3.00%, 6/01/46	36,153,069	34,658,085
FHLMC Gold 30 Year, 3.00%, 10/01/46	25,581,077	24,523,246
FHLMC Gold 30 Year, 3.50%, 3/01/32 - 5/01/43.	3,651,475	3,665,332
FHLMC Gold 30 Year, 3.50%, 12/01/47	7,577,416	7,463,750
FHLMC Gold 30 Year, 3.50%, 1/01/48	14,275,981	14,061,690
FHLMC Gold 30 Year, 4.00%, 9/01/40 - 1/01/48.	11,538,901	11,729,778
FHLMC Gold 30 Year, 4.00%, 5/01/48	3,900,145	3,942,115
FHLMC Gold 30 Year, 4.00%, 7/01/48	13,422,167	13,566,604
FHLMC Gold 30 Year, 4.50%, 5/01/40 - 7/01/41.	2,375,993	2,476,747
FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/40.	4,625,328	4,911,683
FHLMC Gold 30 Year, 5.50%, 7/01/33 - 5/01/38.	1,132,226	1,225,654
FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35.	776,297	850,800
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 5/01/35	395,555	437,877
FHLMC Gold 30 Year, 7.00%, 4/01/24 - 9/01/31.	129,783	139,560
FHLMC Gold 30 Year, 7.50%, 12/01/22	399	402
FHLMC Gold 30 Year, 8.00%, 9/01/21 - 5/01/22.	2,227	2,334
FHLMC Gold 30 Year, 8.50%, 10/01/21 - 7/01/31	289,141	332,847
FHLMC PC 30 Year, 8.50%, 9/01/20	68	68
		125,393,413
[a] Federal National Mortgage Association (FNMA) Adjustable Rate 4.0%
FNMA, 3.826%, (12-month USD LIBOR +/- MBS Margin), 8/01/36.	5,025,218	5,235,786
FNMA, 3.315% - 4.373%, (12-month USD LIBOR +/- MBS Margin), 1/01/19 - 3/01/47	8,573,153	8,916,501
FNMA, 4.377%, (12-month USD LIBOR +/- MBS Margin), 9/01/37.	14,659,450	15,457,522
FNMA, 3.044% - 4.44%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/21 - 10/01/44	11,429,499	11,950,918
FNMA, 4.374% - 4.665%, (12-month USD LIBOR +/- MBS Margin), 9/01/33 - 9/01/40	4,320,061	4,520,614
FNMA, 2.184% - 5.432%, (11th District COF +/- MBS Margin), 9/01/19 - 6/01/38	157,567	159,748
FNMA, 3.21% - 5.758%, (US 3 Year CMT T-Note +/- MBS Margin), 3/01/20 - 3/01/29	35,140	35,684
FNMA, 3.244% - 5.793%, (6-month USD LIBOR +/- MBS Margin), 6/01/21 - 7/01/37	1,059,291	1,086,298
FNMA, 4.471% - 7.22%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/19 - 8/01/39	530,230	548,727
		47,911,798
Federal National Mortgage Association (FNMA) Fixed Rate 11.8%
FNMA 15 Year, 2.64%, 7/01/25	2,493,297	2,388,976
FNMA 15 Year, 2.77%, 4/01/25	3,500,000	3,377,875
FNMA 15 Year, 2.99%, 11/01/24	2,959,962	2,899,438
FNMA 15 Year, 3.14%, 10/01/25	4,000,000	3,938,715
FNMA 15 Year, 3.28%, 7/01/27	4,000,000	3,903,015
FNMA 15 Year, 3.51%, 8/01/23	3,000,000	3,033,552
FNMA 15 Year, 5.50%, 1/01/25	867,939	899,509
FNMA 30 Year, 3.00%, 12/01/42	193,176	186,141
FNMA 30 Year, 3.00%, 9/01/47	18,951,584	18,158,361
FNMA 30 Year, 3.50%, 7/01/45	33,798,316	33,416,282
FNMA 30 Year, 4.00%, 1/01/41 - 8/01/41	7,575,702	7,710,973
FNMA 30 Year, 4.00%, 4/01/48	43,609,141	44,077,170

Quarterly Statement of Investments | See Notes to Statements of Investments. | 70

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities VIP Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA 30 Year, 4.50%, 8/01/40 - 6/01/41	$7,705,417	$8,020,518
FNMA 30 Year, 5.00%, 3/01/34 - 7/01/41	4,270,560	4,543,030
FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35	1,730,285	1,861,892
FNMA 30 Year, 6.00%, 1/01/24 - 8/01/38	1,835,586	1,992,624
FNMA 30 Year, 6.50%, 1/01/24 - 9/01/36	348,840	382,720
FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25	15,629	15,933
FNMA 30 Year, 8.00%, 3/01/22 - 12/01/24	72,243	73,170
FNMA 30 Year, 8.50%, 3/01/20 - 6/01/21	237	240
FNMA 30 Year, 9.00%, 10/01/26	78,268	81,525
FNMA PL 30 Year, 5.50%, 4/01/34	1,130,987	1,177,615
		142,139,274
Government National Mortgage Association (GNMA) Fixed Rate 50.5%
GNMA I SF 30 Year, 3.00%, 7/15/42	506,226	492,638
GNMA I SF 30 Year, 4.00%, 10/15/40 - 8/15/46	10,757,702	11,009,951
GNMA I SF 30 Year, 4.50%, 1/15/39 - 6/15/40	10,263,608	10,735,915
GNMA I SF 30 Year, 4.50%, 7/15/40 - 6/15/41	4,258,561	4,456,616
GNMA I SF 30 Year, 5.00%, 6/15/30 - 11/15/39	10,882,790	11,553,198
GNMA I SF 30 Year, 5.00%, 11/15/39 - 9/15/40	10,973,111	11,652,914
GNMA I SF 30 Year, 5.50%, 12/15/28 - 10/15/39	5,410,725	5,858,130
GNMA I SF 30 Year, 6.00%, 11/15/23 - 11/15/38	2,670,292	2,908,886
GNMA I SF 30 Year, 6.50%, 6/15/23 - 9/15/38	1,388,273	1,528,464
GNMA I SF 30 Year, 7.00%, 9/15/22 - 1/15/32	341,247	353,107
GNMA I SF 30 Year, 7.50%, 2/15/22 - 8/15/33	398,938	440,852
GNMA I SF 30 Year, 8.00%, 12/15/21 - 7/15/23	87,148	88,628
GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24	32,760	33,303
GNMA I SF 30 Year, 9.00%, 9/15/19 - 3/15/20	501	503
GNMA I SF 30 Year, 9.50%, 1/15/20 - 12/15/20	10,732	10,837
GNMA I SF 30 Year, 10.00%, 10/15/18 - 8/15/21	2,769	2,784
GNMA II SF 30 Year, 3.00%, 12/20/42 - 2/20/45	2,428,177	2,372,197
GNMA II SF 30 Year, 3.00%, 9/20/45	9,870,863	9,597,970
GNMA II SF 30 Year, 3.00%, 7/20/47	22,175,288	21,506,057
GNMA II SF 30 Year, 3.00%, 9/20/47	28,174,248	27,320,402
GNMA II SF 30 Year, 3.50%, 12/20/40 - 8/20/43	2,447,876	2,449,462
GNMA II SF 30 Year, 3.50%, 8/20/42	6,847,000	6,849,586
GNMA II SF 30 Year, 3.50%, 9/20/42	19,926,291	19,933,817
GNMA II SF 30 Year, 3.50%, 10/20/42	6,071,775	6,074,069
GNMA II SF 30 Year, 3.50%, 11/20/42	11,937,772	11,942,281
GNMA II SF 30 Year, 3.50%, 12/20/42	9,029,619	9,033,029
GNMA II SF 30 Year, 3.50%, 1/20/43	15,171,905	15,177,636
GNMA II SF 30 Year, 3.50%, 3/20/43	5,435,799	5,437,852
GNMA II SF 30 Year, 3.50%, 4/20/43	6,809,698	6,812,271
GNMA II SF 30 Year, 3.50%, 5/20/43	12,507,067	12,511,791
GNMA II SF 30 Year, 3.50%, 6/20/43	5,718,011	5,720,171
GNMA II SF 30 Year, 3.50%, 9/20/47	91,906,533	91,486,586
GNMA II SF 30 Year, 3.50%, 10/20/47	7,537,345	7,502,885
GNMA II SF 30 Year, 3.50%, 11/20/47	136,235,273	135,612,473
GNMA II SF 30 Year, 4.00%, 11/20/39 - 7/20/41	10,862,297	11,160,908
GNMA II SF 30 Year, 4.00%, 9/20/41 - 2/20/44	3,997,871	4,089,918
GNMA II SF 30 Year, 4.00%, 11/20/41	6,660,903	6,838,444
GNMA II SF 30 Year, 4.00%, 1/20/48	9,471,416	9,643,321
GNMA II SF 30 Year, 4.00%, 4/20/48	62,672,919	63,815,846

|71

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities VIP Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II SF 30 Year, 4.50%, 10/20/39 - 6/20/41	$10,264,900	$10,765,761
GNMA II SF 30 Year, 4.50%, 7/20/41 - 2/20/44	10,333,560	10,837,213
GNMA II SF 30 Year, 4.50%, 9/20/41	5,256,447	5,512,149
GNMA II SF 30 Year, 4.50%, 10/20/44	2,818,622	2,954,194
GNMA II SF 30 Year, 5.00%, 9/20/33 - 10/20/42	8,725,125	9,320,126
GNMA II SF 30 Year, 5.00%, 6/20/44	2,746,227	2,912,103
GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/38	4,395,992	4,733,266
GNMA II SF 30 Year, 6.00%, 11/20/23 - 7/20/39	2,817,389	3,089,068
GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34	443,108	489,588
GNMA II SF 30 Year, 7.00%, 5/20/32	8,052	9,207
GNMA II SF 30 Year, 7.50%, 9/20/22 - 11/20/26	67,827	73,513
GNMA II SF 30 Year, 8.00%, 8/20/26	5,259	5,957
GNMA II SF 30 Year, 9.50%, 4/20/25	1,945	1,951
		604,719,794
Total Mortgage-Backed Securities (Cost $967,974,300)		934,571,274

U.S. Government and Agency Securities 17.9%
Federal Agricultural Mortgage Corp.,
4.30%, 5/13/19	1,010,000	1,021,333
1.41%, 3/06/20	10,000,000	9,829,980
2.66%, 4/12/22	7,000,000	6,931,722
FHLB, 2.625%, 9/12/25	20,000,000	19,170,900
FICO,
13P, Strip, 12/27/18	2,500,000	2,485,643
15P, Strip, 3/07/19	1,798,000	1,780,036
D-P, Strip, 9/26/19	7,605,000	7,420,365
E-P, Strip, 11/02/18	8,896,000	8,879,902
Israel Government Agency for International Development Bond,
5.50%, 9/18/23	12,000,000	13,294,563
7-Z, U.S. Government Guaranteed, Strip, 8/15/22	5,619,000	4,985,650
New Valley Generation IV, secured bond, 4.687%, 1/15/22	1,474,707	1,512,185
Overseas Private Investment Corp., A, zero cpn., 11/15/20	2,575,000	3,115,276
Petroleos Mexicanos, 2.378%, 4/15/25 (Mexico)	2,303,000	2,244,078
Private Export Funding Corp.,
secured bond, 2.80%, 5/15/22	9,000,000	8,914,977
secured note, 4.30%, 12/15/21	1,865,000	1,933,791
secured note, LL, 2.25%, 3/15/20	1,700,000	1,686,148
senior secured note, MM, 2.30%, 9/15/20.	3,500,000	3,454,619
Reliance Industries Ltd., senior bond, 2.512%, 1/15/26 (India)	9,843,750	9,594,349
Tunisia Government Agency for International Development Bonds, 1.686%, 7/16/19	7,000,000	6,979,217
TVA,
1.875%, 8/15/22	6,000,000	5,764,362
5.88%, 4/01/36	5,000,000	6,421,815
Strip, 11/01/18	2,644,000	2,637,634
Strip, 6/15/19	5,973,000	5,851,658
Strip, 6/15/20	6,138,000	5,824,101
U.S. Treasury Bond,
2.50%, 2/15/46	4,000,000	3,490,156
[b] Index Linked, 2.00%, 1/15/26	1,904,540	2,049,844
[b] Index Linked, 1.75%, 1/15/28	9,623,282	10,310,006

|72

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities VIP Fund (continued)
	Principal
	Amount	Value

U.S. Government and Agency Securities (continued)
U.S. Treasury Bond, (continued)
[b] Index Linked, 3.625%, 4/15/28	$7,790,449	$9,682,828
U.S. Treasury Note,
2.375%, 8/15/24	22,000,000	21,279,844
2.25%, 8/15/27	6,000,000	5,628,398
[b] Index Linked, 0.125%, 7/15/24	16,450,415	15,811,679
Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19.	5,000,000	4,986,550
Total U.S. Government and Agency Securities (Cost $219,510,301)		214,973,609

Total Investments before Short Term Investments
(Cost $1,187,484,601)		1,149,544,883

Short Term Investments (Cost $45,964,824) 3.9%

Repurchase Agreements 3.9%
[c] Joint Repurchase Agreement, 2.236%, 10/01/18 (Maturity Value $45,973,387)
BNP Paribas Securities Corp. (Maturity Value $23,544,811)
Deutsche Bank Securities Inc. (Maturity Value $1,826,982)
HSBC Securities (USA) Inc. (Maturity Value $20,601,594)
Collateralized by U.S. Government Agency Securities, 3.00% - 4.50%, 11/20/46 - 6/20/48; U.S.
Treasury Note, 1.375% - 3.50%, 4/15/20 - 4/30/21; and U.S. Treasury Strips, 2/15/30 - 11/15/47
(valued at $ 46,905,323)	45,964,824	45,964,824
Total Investments (Cost $1,233,449,425) 99.8%		1,195,509,707
Other Assets, less Liabilities 0.2%		2,762,501
Net Assets 100.0%		$1,198,272,208

See Abbreviations on page 114.

aAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
bPrincipal amount of security is adjusted for inflation.
cInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2018, all repurchase agreements had been entered into on September 28, 2018.

|73

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin VolSmart Allocation VIP Fund

	Shares	Value

Common Stocks 54.4%
Capital Goods 11.7%
The Boeing Co	400	$148,760
Carlisle Cos. Inc	7,460	908,628
Donaldson Co. Inc	13,830	805,736
Dover Corp	23,200	2,053,896
General Dynamics Corp	11,100	2,272,392
Honeywell International Inc	22,400	3,727,360
Johnson Controls International PLC	40,092	1,403,220
nVent Electric PLC (United Kingdom)	27,100	736,036
Pentair PLC (United Kingdom)	27,100	1,174,785
Raytheon Co	4,500	929,970
Roper Technologies Inc	17,300	5,124,433
United Technologies Corp	15,900	2,222,979
W.W. Grainger Inc	2,750	982,877
		22,491,072
Commercial & Professional Services 1.1%
Cintas Corp	7,700	1,523,137
Matthews International Corp., A	11,870	595,281
		2,118,418
Consumer Durables & Apparel 1.1%
NIKE Inc., B	24,400	2,067,168
Consumer Services 1.2%
McDonald’s Corp	9,980	1,669,554
Yum! Brands Inc	7,700	700,007
		2,369,561
Diversified Financials 0.2%
State Street Corp	3,750	314,175
Energy 3.9%
[a] Apergy Corp	12,950	564,102
Chevron Corp	10,590	1,294,945
EOG Resources Inc	12,030	1,534,667
Exxon Mobil Corp	14,000	1,190,280
Occidental Petroleum Corp	19,500	1,602,315
Schlumberger Ltd	21,300	1,297,596
		7,483,905
Food & Staples Retailing 1.2%
Walgreens Boots Alliance Inc	14,300	1,042,470
Walmart Inc	13,390	1,257,455
		2,299,925
Food, Beverage & Tobacco 2.3%
Bunge Ltd	19,100	1,312,361
McCormick & Co. Inc	11,550	1,521,713
PepsiCo Inc	14,300	1,598,740
		4,432,814
Health Care Equipment & Services 8.2%
Abbott Laboratories	27,960	2,051,146
Becton, Dickinson and Co	15,000	3,915,000
CVS Health Corp	12,550	987,936
DENTSPLY SIRONA Inc	13,000	490,620

Quarterly Statement of Investments | See Notes to Statements of Investments. | 74

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Services (continued)
Medtronic PLC	30,500	$3,000,285
Stryker Corp	19,600	3,482,528
West Pharmaceutical Services Inc	14,900	1,839,703
		15,767,218
Household & Personal Products 1.4%
Colgate-Palmolive Co	20,200	1,352,390
The Procter & Gamble Co	16,280	1,354,984
		2,707,374
Insurance 0.9%
Aflac Inc	18,240	858,557
Chubb Ltd	3,981	532,021
Erie Indemnity Co., A	2,720	346,881
		1,737,459
Materials 6.2%
Air Products and Chemicals Inc	17,100	2,856,555
Albemarle Corp	39,400	3,931,332
Ecolab Inc	7,660	1,200,935
Nucor Corp	12,200	774,090
Praxair Inc	18,800	3,021,724
		11,784,636
Media & Entertainment 0.2%
John Wiley & Sons Inc., A	7,300	442,380
Pharmaceuticals, Biotechnology & Life Sciences 2.4%
AbbVie Inc	9,040	855,003
Johnson & Johnson	16,800	2,321,256
Perrigo Co. PLC	7,640	540,912
Pfizer Inc	13,410	590,979
Roche Holding AG, ADR (Switzerland)	7,500	226,200
		4,534,350
Retailing 2.6%
The Gap Inc	15,720	453,522
Ross Stores Inc	22,600	2,239,660
Target Corp	10,240	903,270
Tiffany & Co	11,100	1,431,567
		5,028,019
Semiconductors & Semiconductor Equipment 3.3%
Analog Devices Inc	31,414	2,904,538
Texas Instruments Inc	30,500	3,272,345
Versum Materials Inc	5,495	197,875
		6,374,758
Software & Services 5.9%
Accenture PLC, A	21,100	3,591,220
Microsoft Corp	52,300	5,981,551
Visa Inc., A	11,200	1,681,008
		11,253,779
Transportation 0.6%
United Parcel Service Inc., B	10,300	1,202,525
Total Common Stocks (Cost $77,768,065)		104,409,536

|75

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)
					Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 43.2%
Domestic Equity 5.7%
[a,b] Franklin DynaTech Fund, Class R6					128,479	$10,832,071
Domestic Fixed Income 24.9%
[b] Franklin Low Duration Total Return Fund, Class R6					2,973,181	28,839,855
[b] Franklin Strategic Income Fund, Class R6					1,972,195	18,913,350
						47,753,205
Domestic Hybrid 9.4%
[b] Franklin Income Fund, Class R6					7,814,747	17,973,919
Foreign Equity 3.2%
iShares Core MSCI EAFE ETF					96,900	6,209,352
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $77,737,067)						82,768,547
Total Investments before Short Term Investments (Cost $155,505,132)						187,178,083

Short Term Investments (Cost $4,874,829) 2.5%

Money Market Funds 2.5%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.69%					4,874,829	4,874,829
Total Investments (Cost $160,379,961) 100.1%						192,052,912
Other Assets, less Liabilities (0.1)%						(191,538)
Net Assets 100.0%						$191,861,374

[a]Non-income producing.
[b]See Note 8 regarding investments in Underlying Funds.
[c]The rate shown is the annualized seven-day effective yield at period end.

At September 30, 2018, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
						Value/
						Unrealized
	Financing	Payment		Maturity	Notional	Appreciation
Underlying Instruments	Rate	Frequency	Counterparty	Date	Value	(Depreciation)
OTC Swap Contracts
Long[a]
Dynamic VIX Backwardation (BEFSDVB1)	0.70%	Monthly	BZWS	3/08/19	$19,100,000	$(50,059)

[a]The Fund receives the total return on the underlying instrument and pays a fixed financing rate.
See Abbreviations on page 114.

|76

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2018 (unaudited)

Templeton Developing Markets VIP Fund

	Industry	Shares	Value

Common Stocks 93.4%
Brazil 1.9%
[a] B2W Cia Digital	Internet & Direct Marketing Retail	148,600	$1,016,677
B3 SA - Brasil Bolsa Balcao	Capital Markets	307,500	1,777,237
M. Dias Branco SA	Food Products	136,200	1,325,097
Mahle-Metal Leve SA	Auto Components	136,600	818,176
Totvs SA.	Software	212,000	1,314,298
			6,251,485
Cambodia 1.3%
NagaCorp Ltd	Hotels, Restaurants & Leisure	3,946,000	4,133,230
China 23.0%
[a] Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	82,310	13,561,396
BAIC Motor Corp. Ltd., H	Automobiles	1,686,100	1,350,422
[a] Baidu Inc., ADR.	Interactive Media & Services	9,411	2,152,108
Brilliance China Automotive Holdings Ltd	Automobiles	9,225,300	14,918,765
China Construction Bank Corp., H	Banks	5,644,000	4,931,304
China Mobile Ltd	Wireless Telecommunication Services	490,500	4,833,855
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	4,030,000	4,035,894
CNOOC Ltd	Oil, Gas & Consumable Fuels	2,000,500	3,960,855
COSCO Shipping Ports Ltd	Transportation Infrastructure	1,091,638	1,200,606
Dah Chong Hong Holdings Ltd	Distributors	1,746,100	680,280
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	274,900	329,880
NetEase Inc., ADR	Entertainment	7,022	1,602,772
Ping An Bank Co. Ltd., A	Banks	2,337,800	3,760,846
Ping An Insurance Group Co. of China Ltd., A	Insurance	446,198	4,449,735
Poly Culture Group Corp. Ltd., H	Entertainment	229,200	289,261
Tencent Holdings Ltd	Interactive Media & Services	213,900	8,830,815
Uni-President China Holdings Ltd	Food Products	2,099,700	2,239,558
Weifu High-Technology Co. Ltd., B.	Auto Components	334,339	658,979
			73,787,331
Czech Republic 0.4%
Moneta Money Bank AS	Banks	390,403	1,437,207
Hong Kong 0.7%
Dairy Farm International Holdings Ltd	Food & Staples Retailing	149,333	1,343,997
MGM China Holdings Ltd	Hotels, Restaurants & Leisure	603,200	955,436
			2,299,433
Hungary 0.9%
Richter Gedeon Nyrt	Pharmaceuticals	161,270	3,017,045
India 6.2%
Bajaj Holdings & Investment Ltd	Diversified Financial Services	35,390	1,509,871
Biocon Ltd	Biotechnology	332,552	3,170,733
Coal India Ltd	Oil, Gas & Consumable Fuels	245,918	902,988
Glenmark Pharmaceuticals Ltd	Pharmaceuticals	292,323	2,548,503
ICICI Bank Ltd	Banks	1,806,409	7,612,030
Infosys Ltd	IT Services	238,536	2,401,644
Tata Chemicals Ltd	Chemicals	131,000	1,250,922
[a] Tata Motors Ltd., A	Automobiles	401,271	644,989
			20,041,680

Quarterly Statement of Investments | See Notes to Statements of Investments. | 77

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Developing Markets VIP Fund (continued)
	Industry	Shares	Value
Common Stocks (continued)
Indonesia 3.0%
Astra International Tbk PT	Automobiles	10,115,100	$4,989,161
Bank Danamon Indonesia Tbk PT	Banks	5,707,000	2,757,467
Semen Indonesia (Persero) Tbk PT	Construction Materials	2,764,700	1,841,402
			9,588,030
Kenya 0.3%
Equity Group Holdings Ltd	Banks	2,127,994	844,442
Macau 0.7%
Sands China Ltd	Hotels, Restaurants & Leisure	469,600	2,126,488
Mexico 2.2%
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santander, ADR	Banks	770,019	5,975,348
Nemak SAB de CV	Auto Components	1,403,100	1,056,455
			7,031,803
Nigeria 0.0%†
Nigerian Breweries PLC	Beverages	170,327	42,742
Pakistan 0.6%
Habib Bank Ltd	Banks	1,460,000	1,783,874
Peru 1.7%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	299,680	4,018,709
[b] Intercorp Financial Services Inc., Reg S	Banks	31,950	1,278,000
			5,296,709
Philippines 0.2%
BDO Unibank Inc	Banks	327,469	726,833
Russia 7.7%
Gazprom PJSC, ADR.	Oil, Gas & Consumable Fuels	666,900	3,334,500
LUKOIL PJSC, ADR.	Oil, Gas & Consumable Fuels	95,300	7,309,510
[a,b] Mail.Ru Group Ltd., GDR, Reg S	Interactive Media & Services	112,799	3,047,829
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	37,800	653,940
Sberbank of Russia PJSC, ADR	Banks	469,778	5,956,785
[a] Yandex NV, A	Interactive Media & Services	136,818	4,499,944
			24,802,508
Singapore 0.2%
DBS Group Holdings Ltd	Banks	25,706	490,578
South Africa 6.8%
Massmart Holdings Ltd	Food & Staples Retailing	293,714	2,145,426
MTN Group Ltd	Wireless Telecommunication Services	80,702	499,585
Naspers Ltd., N	Media	89,079	19,214,493
			21,859,504
South Korea 16.5%
Daelim Industrial Co. Ltd	Construction & Engineering	32,958	2,452,440
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	134,040	5,421,734
Hankook Tire Co. Ltd	Auto Components	21,600	974,875
Hankook Tire Worldwide Co. Ltd	Diversified Financial Services	37,500	608,081
Hanon Systems.	Auto Components	97,894	1,115,589
[a] HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	45,647	2,093,088
Hite Jinro Co. Ltd	Beverages	64,320	976,345
Interpark Holdings Corp	Internet & Direct Marketing Retail	142,053	319,925
KT Skylife Co. Ltd	Media	176,060	2,220,476
LG Corp	Industrial Conglomerates	29,718	1,943,630

|78

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Developing Markets VIP Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
South Korea (continued)
Naver Corp	Interactive Media & Services	6,587	$4,248,720
POSCO	Metals & Mining	13,592	3,606,003
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	588,200	24,613,207
SK Hynix Inc	Semiconductors & Semiconductor Equipment	37,980	2,501,093
			53,095,206
Taiwan 11.4%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	341,000	3,760,165
CTBC Financial Holding Co. Ltd	Banks	2,244,000	1,693,807
FIT Hon Teng Ltd	Electronic Equipment, Instruments
	& Components	1,759,800	869,947
Hon Hai Precision Industry Co. Ltd	Electronic Equipment, Instruments
	& Components	1,906,500	4,955,361
Largan Precision Co. Ltd	Electronic Equipment, Instruments
	& Components	11,900	1,419,596
Pegatron Corp	Technology Hardware, Storage & Peripherals	563,800	1,130,524
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	2,658,000	22,898,001
			36,727,401
Thailand 3.9%
Kasikornbank PCL, fgn	Banks	619,500	4,179,851
Kiatnakin Bank PCL, fgn	Banks	1,009,800	2,351,824
Land and Houses PCL, fgn	Real Estate Management & Development	3,605,200	1,283,188
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	179,300	860,152
Siam Commercial Bank PCL, fgn	Banks	306,400	1,412,987
Thai Beverage PCL, fgn	Beverages	4,816,500	2,395,743
			12,483,745
United Kingdom 2.9%
Unilever PLC	Personal Products	167,932	9,229,151
United States 0.9%
[a] IMAX Corp	Entertainment	111,789	2,884,156
Total Common Stocks (Cost $220,809,133)			299,980,581

Participatory Notes (Cost $1,403,975) 0.5%
Saudi Arabia 0.5%
HSBC Bank PLC, Saudi Basic Industries Corp., 1/19/21	Chemicals	51,820	1,707,919
Preferred Stocks 3.3%
Brazil 3.3%
[c] Banco Bradesco SA, 5.175%, ADR, pfd	Banks	690,596	4,889,419
[c] Itau Unibanco Holding SA, 8.824%, ADR, pfd	Banks	517,962	5,687,223
Total Preferred Stocks (Cost $5,860,346)			10,576,642
Total Investments before Short Term
Investments (Cost $228,073,454)			312,265,142

|79

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Developing Markets VIP Fund (continued)
	Shares	Value
Short Term Investments (Cost $9,219,798) 2.9%

Money Market Funds 2.9%
United States 2.9%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	9,219,798	$9,219,798
Total Investments (Cost $237,293,252)
100.1%		321,484,940
Other Assets, less Liabilities (0.1)%		(408,548)
Net Assets 100.0%		$321,076,392

See Abbreviations on page 114.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2018, the aggregate value of these securities was $4,325,829, representing 1.3% of net assets.
cVariable rate security. The rate shown represents the yield at period end.
dSee Note 9 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day effective yield at period end.

|80

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2018 (unaudited)

Templeton Foreign VIP Fund

	Country	Shares	Value
Common Stocks 95.2%
Aerospace & Defense 1.5%
BAE Systems PLC	United Kingdom	1,854,352	$15,223,781
[a] Cobham PLC	United Kingdom	5,307,199	8,076,998
			23,300,779
Auto Components 1.2%
Cie Generale des Etablissements Michelin SCA.	France	67,168	8,027,906
Sumitomo Rubber Industries Ltd	Japan	712,200	10,685,037
			18,712,943
Automobiles 0.4%
Hero Motocorp Ltd	India	154,059	6,232,155
Banks 14.7%
Bangkok Bank PCL, fgn	Thailand	3,144,600	21,217,047
Bank of Ireland Group PLC	Ireland	2,346,131	17,963,071
Barclays PLC	United Kingdom	8,453,430	18,929,243
BNP Paribas SA	France	584,794	35,785,695
Hana Financial Group Inc	South Korea	494,927	19,863,067
HSBC Holdings PLC	United Kingdom	3,012,800	26,631,466
ING Groep NV	Netherlands	1,052,890	13,670,793
Kasikornbank PCL, fgn	Thailand	249,500	1,683,411
Kasikornbank PCL, NVDR	Thailand	1,610,500	10,766,574
KB Financial Group Inc., ADR	South Korea	437,706	21,132,446
Standard Chartered PLC	United Kingdom	4,280,803	35,512,652
			223,155,465
Beverages 1.0%
Suntory Beverage & Food Ltd	Japan	363,800	15,397,756
Biotechnology 1.3%
Shire PLC	United Kingdom	318,110	19,172,373
Capital Markets 1.4%
UBS Group AG	Switzerland	1,326,231	20,941,912
Chemicals 2.0%
Johnson Matthey PLC	United Kingdom	494,842	22,976,727
Lotte Chemical Corp	South Korea	29,003	7,263,487
			30,240,214
Construction & Engineering 1.3%
Sinopec Engineering Group Co. Ltd	China	17,492,000	19,975,408
Construction Materials 1.6%
CRH PLC	Ireland	294,271	9,627,244
Taiheiyo Cement Corp	Japan	452,700	14,201,025
			23,828,269
Diversified Telecommunication Services 3.9%
China Telecom Corp. Ltd., H	China	50,418,357	25,052,840
Singapore Telecommunications Ltd	Singapore	8,548,100	20,258,828
Telefonica Deutschland Holding AG	Germany	3,443,999	14,557,850
			59,869,518
Electrical Equipment 0.8%
Vestas Wind Systems AS	Denmark	169,868	11,487,609
Electronic Equipment, Instruments & Components 0.5%
[b] Landis+Gyr Group AG.	Switzerland	120,834	8,069,141

Quarterly Statement of Investments | See Notes to Statements of Investments. | 81

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Energy Equipment & Services 0.6%
SBM Offshore NV.	Netherlands	483,880	$8,757,846
Entertainment 0.7%
NetEase Inc., ADR	China	48,100	10,978,825
Food & Staples Retailing 1.0%
Seven & i Holdings Co. Ltd	Japan	332,500	14,804,435
Food Products 0.6%
Ezaki Glico Co. Ltd	Japan	177,800	8,730,028
Health Care Equipment & Supplies 1.1%
Getinge AB, B	Sweden	651,040	7,500,056
Shandong Weigao Group Medical Polymer Co. Ltd., H	China	9,924,000	9,799,071
			17,299,127
Health Care Providers & Services 1.9%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	5,083,800	12,702,113
Sinopharm Group Co. Ltd., H	China	3,443,200	16,845,337
			29,547,450
Household Durables 1.2%
Panasonic Corp	Japan	1,517,300	17,670,347
Industrial Conglomerates 2.6%
CK Hutchison Holdings Ltd	Hong Kong	2,021,500	23,291,580
Siemens AG	Germany	122,182	15,651,420
			38,943,000
Insurance 4.6%
Aegon NV	Netherlands	3,130,143	20,306,455
Aviva PLC	United Kingdom	1,743,972	11,128,071
AXA SA.	France	722,428	19,415,970
China Life Insurance Co. Ltd., H	China	8,349,000	18,962,033
			69,812,529
Interactive Media & Services 2.1%
[a] Baidu Inc., ADR	China	138,230	31,610,436
Life Sciences Tools & Services 1.8%
[a] MorphoSys AG.	Germany	106,532	11,390,774
[a] QIAGEN NV.	Netherlands	432,810	16,380,548
			27,771,322
Marine 0.5%
A.P. Moeller-Maersk AS, B	Denmark	5,208	7,313,172
Media 1.7%
SES SA, IDR	Luxembourg	1,156,272	25,370,869
Metals & Mining 3.8%
Alamos Gold Inc., A	Canada	3,063,752	14,123,897
Barrick Gold Corp	Canada	843,220	9,342,877
Sumitomo Metal Mining Co. Ltd	Japan	240,100	8,421,300
Wheaton Precious Metals Corp	Canada	1,450,800	25,366,972
			57,255,046
Multi-Utilities 1.9%
E.ON SE	Germany	1,516,092	15,453,740
Veolia Environnement SA	France	671,188	13,394,719
			28,848,459

|82

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels 12.2%
BP PLC	United Kingdom	6,554,082	$50,347,279
Cenovus Energy Inc	Canada	1,082,702	10,864,295
Eni SpA.	Italy	1,507,144	28,488,923
Husky Energy Inc	Canada	880,500	15,449,878
INPEX Corp	Japan	938,800	11,705,571
Kunlun Energy Co. Ltd	China	7,166,000	8,338,998
Royal Dutch Shell PLC, A	United Kingdom	16,803	577,487
Royal Dutch Shell PLC, B	United Kingdom	1,253,971	43,954,768
Total SA	France	245,365	15,906,387
			185,633,586
Pharmaceuticals 11.3%
Astellas Pharma Inc	Japan	1,323,300	23,078,715
Bayer AG.	Germany	215,217	19,116,497
Merck KGaA	Germany	151,830	15,687,767
Novartis AG	Switzerland	128,920	11,084,808
Roche Holding AG	Switzerland	143,560	34,771,180
Sanofi	France	370,668	32,945,838
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,610,544	34,691,118
			171,375,923
Real Estate Management & Development 0.4%
Mitsui Fudosan Co. Ltd	Japan	257,800	6,099,909
Semiconductors & Semiconductor Equipment 3.2%
Infineon Technologies AG	Germany	590,665	13,419,787
NXP Semiconductors NV	Netherlands	160,800	13,748,400
Taiwan Semiconductor Manufacturing Co. Ltd	Taiwan	2,587,000	22,286,354
			49,454,541
Specialty Retail 1.2%
Kingfisher PLC	United Kingdom	5,347,092	17,983,121
Technology Hardware, Storage & Peripherals 4.7%
Quanta Computer Inc	Taiwan	5,640,000	9,847,002
Samsung Electronics Co. Ltd	South Korea	1,488,008	62,265,638
			72,112,640
Trading Companies & Distributors 1.4%
SIG PLC	United Kingdom	5,760,800	9,522,034
Travis Perkins PLC	United Kingdom	856,731	11,899,416
			21,421,450
Wireless Telecommunication Services 3.1%
China Mobile Ltd	China	1,821,000	17,945,871
SoftBank Group Corp	Japan	203,400	20,528,823
Vodafone Group PLC, ADR	United Kingdom	434,503	9,428,715
			47,903,409
Total Common Stocks (Cost $1,240,142,336)			1,447,081,012

Short Term Investments 4.8%

Money Market Funds (Cost $71,639,381) 4.7%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	United States	71,639,381	71,639,381

|83

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign VIP Fund (continued)
	Country	Shares	Value
Short Term Investments (continued)

Investments from Cash Collateral Received for Loaned Securities (Cost
$1,757,000) 0.1%
Money Market Funds 0.1%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	United States	1,757,000	$1,757,000
Total Investments (Cost $1,313,538,717) 100.0%			1,520,477,393
Other Assets, less Liabilities 0.0%†			194,051
Net Assets 100.0%			$1,520,671,444

See Abbreviations on page 114.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bA portion or all of the security is on loan at September 30, 2018.
cSee Note 9 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

|84

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2018 (unaudited)

Templeton Global Bond VIP Fund

	Principal
	Amount*			Value

Foreign Government and Agency Securities 43.5%
Argentina 2.4%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	820,823,000		ARS	$15,893,749
16.00%, 10/17/23	844,288,000		ARS	16,921,891
senior note, 15.50%, 10/17/26	1,668,306,000		ARS	29,453,258
Government of Argentina,
[a] FRN, 42.819%, (ARPP7DRR), 6/21/20	10,990,000		ARS	312,928
[a] FRN, 37.717%, (ARS Badlar + 2.00%), 4/03/22	24,036,000		ARS	550,671
[b] Index Linked, 3.75%, 2/08/19	44,145,000		ARS	1,299,315
[b] Index Linked, 4.00%, 3/06/20	4,138,000		ARS	117,707
senior note, 4.50%, 2/13/20	9,351,000			8,840,202
				73,389,721
Brazil 8.3%
Letra Tesouro Nacional,
Strip, 1/01/19	33,250	[c]	BRL	8,085,643
Strip, 7/01/19	102,840	[c]	BRL	24,084,451
Strip, 7/01/20	118,041	[c]	BRL	25,133,637
Strip, 7/01/21	24,360	[c]	BRL	4,635,909
Nota Do Tesouro Nacional,
10.00%, 1/01/21	38,520	[c]	BRL	9,610,518
10.00%, 1/01/23	522,145	[c]	BRL	125,241,032
10.00%, 1/01/25	69,029	[c]	BRL	16,062,733
10.00%, 1/01/27	142,563	[c]	BRL	32,321,895
senior note, 10.00%, 1/01/19	21,390	[c]	BRL	5,323,708
				250,499,526
Colombia 4.1%
Government of Colombia,
senior bond, 7.75%, 4/14/21	2,386,000,000		COP	841,841
senior bond, 4.375%, 3/21/23	362,000,000		COP	115,575
senior bond, 9.85%, 6/28/27	576,000,000		COP	241,581
Titulos de Tesoreria,
B, 5.00%, 11/21/18	2,882,000,000		COP	973,988
B, 7.75%, 9/18/30	140,945,200,000		COP	50,374,068
B, 7.00%, 6/30/32	5,967,000,000		COP	1,970,270
senior bond, B, 11.25%, 10/24/18	5,135,000,000		COP	1,750,243
senior bond, B, 11.00%, 7/24/20	9,167,000,000		COP	3,405,246
senior bond, B, 7.00%, 5/04/22	10,237,000,000		COP	3,606,766
senior bond, B, 10.00%, 7/24/24	40,977,000,000		COP	16,290,943
senior bond, B, 7.50%, 8/26/26	77,594,200,000		COP	27,500,005
senior bond, B, 6.00%, 4/28/28	42,303,600,000		COP	13,429,494
senior note, B, 7.00%, 9/11/19	4,056,000,000		COP	1,401,160
				121,901,180
Ghana 1.4%
Government of Ghana,
24.75%, 3/01/21	690,000		GHS	149,653
16.25%, 5/17/21	7,250,000		GHS	1,336,567
24.50%, 6/21/21	80,000		GHS	17,380
24.75%, 7/19/21	1,190,000		GHS	260,190
18.75%, 1/24/22	26,840,000		GHS	5,159,909
17.60%, 11/28/22	370,000		GHS	68,272
19.75%, 3/25/24	26,840,000		GHS	5,223,509

Quarterly Statement of Investments | See Notes to Statements of Investments. | 85

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
19.00%, 11/02/26	80,510,000		GHS	$15,019,748
senior bond, 19.75%, 3/15/32	80,510,000		GHS	15,233,702
senior note, 21.50%, 3/09/20	1,270,000		GHS	261,399
senior note, 18.50%, 6/01/20	500,000		GHS	99,878
senior note, 18.25%, 9/21/20	480,000		GHS	95,093
senior note, 16.50%, 3/22/21	1,730,000		GHS	322,196
				43,247,496
India 7.5%
Government of India,
senior bond, 8.20%, 2/15/22	500,000,000		INR	6,931,458
senior bond, 8.35%, 5/14/22	212,700,000		INR	2,957,765
senior bond, 8.08%, 8/02/22	1,783,000,000		INR	24,594,630
senior bond, 8.13%, 9/21/22	28,000,000		INR	387,096
senior bond, 9.15%, 11/14/24	2,409,000,000		INR	34,710,065
senior note, 8.27%, 6/09/20	1,222,000,000		INR	16,954,976
senior note, 7.80%, 4/11/21	1,980,300,000		INR	27,205,160
senior note, 8.79%, 11/08/21	653,000,000		INR	9,192,882
senior note, 8.15%, 6/11/22	1,621,000,000		INR	22,442,947
senior note, 6.84%, 12/19/22	98,000,000		INR	1,295,989
senior note, 7.16%, 5/20/23	133,700,000		INR	1,778,186
senior note, 8.83%, 11/25/23	2,983,900,000		INR	42,344,961
senior note, 7.68%, 12/15/23	1,376,000,000		INR	18,629,609
senior note, 6.79%, 5/15/27	1,142,800,000		INR	14,496,428
				223,922,152
Indonesia 3.9%
Government of Indonesia,
senior bond, FR34, 12.80%, 6/15/21	324,406,000,000		IDR	24,406,361
senior bond, FR35, 12.90%, 6/15/22	71,229,000,000		IDR	5,523,275
senior bond, FR39, 11.75%, 8/15/23	5,491,000,000		IDR	422,562
senior bond, FR40, 11.00%, 9/15/25	46,856,000,000		IDR	3,608,493
senior bond, FR43, 10.25%, 7/15/22	147,832,000,000		IDR	10,655,228
senior bond, FR44, 10.00%, 9/15/24	4,454,000,000		IDR	325,049
senior bond, FR46, 9.50%, 7/15/23	226,780,000,000		IDR	16,079,972
senior bond, FR47, 10.00%, 2/15/28	12,000,000		IDR	894
senior bond, FR52, 10.50%, 8/15/30	6,960,000,000		IDR	539,275
senior bond, FR59, 7.00%, 5/15/27	47,752,000,000		IDR	2,979,391
senior bond, FR61, 7.00%, 5/15/22	244,849,000,000		IDR	15,975,197
senior bond, FR63, 5.625%, 5/15/23	258,951,000,000		IDR	15,850,028
senior bond, FR64, 6.125%, 5/15/28	37,000,000		IDR	2,168
senior bond, FR68, 8.375%, 3/15/34	81,180,000,000		IDR	5,399,014
senior bond, FR70, 8.375%, 3/15/24	78,915,000,000		IDR	5,357,737
senior bond, FR71, 9.00%, 3/15/29	51,222,000,000		IDR	3,596,865
senior bond, FR73, 8.75%, 5/15/31	85,845,000,000		IDR	5,892,753
				116,614,262
Mexico 7.3%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20.	3,814,000	[d]	MXN	20,454,234
senior bond, M, 6.50%, 6/10/21.	18,568,200	[d]	MXN	96,223,166
senior note, M, 5.00%, 12/11/19	18,742,300	[d]	MXN	96,854,449

|86

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)
	Principal
	Amount*			Value
Foreign Government and Agency Securities (continued)
Mexico (continued)
[e] Mexican Udibonos,
Index Linked, 4.00%, 6/13/19	472,865	[f]	MXN	$2,527,496
Index Linked, 2.50%, 12/10/20	372,404	[f]	MXN	1,944,402
				218,003,747
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20.	11,090,000		PEN	3,690,287
Philippines 1.1%
Government of the Philippines,
senior note, 3.375%, 8/20/20	1,102,110,000		PHP	19,597,331
senior note, 7-56, 3.875%, 11/22/19	813,510,000		PHP	14,760,665
				34,357,996
South Korea 6.6%
Korea Monetary Stabilization Bond,
senior note, 1.72%, 12/02/18	8,710,000,000		KRW	7,848,400
senior note, 2.06%, 12/02/19	82,700,000,000		KRW	74,609,550
Korea Treasury Bond,
senior note, 1.75%, 12/10/18	107,140,000,000		KRW	96,551,857
senior note, 1.25%, 12/10/19	18,280,000,000		KRW	16,352,815
senior note, 3.00%, 3/10/23	3,919,000,000		KRW	3,651,595
				199,014,217
[g] Supranational 0.4%
Inter-American Development Bank, senior bond, 7.50%, 12/05/24	200,000,000		MXN	10,406,696
Ukraine 0.4%
[h,i,j] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	25,026,000			13,273,415
Total Foreign Government and Agency Securities
(Cost $1,501,184,576)				1,308,320,695

Short Term Investments 63.3%

Foreign Government and Agency Securities 16.3%
Argentina 0.8%
[k] Argentina Treasury Bill, 10/12/18 - 9/30/19	782,174,000		ARS	19,231,683
Letras del Banco Central de la Republica Argentina, Strip, 10/17/18 - 11/21/18	252,386,000		ARS	5,897,087
				25,128,770
Mexico 13.3%
[k] Mexico Treasury Bill,
10/11/18 - 3/28/19	96,821,430	[l]	MXN	50,630,381
5/23/19	324,737,350	[l]	MXN	164,816,367
7/04/19	364,217,547	[l]	MXN	183,006,358
				398,453,106
Philippines 0.4%
[k] Philippine Treasury Bill, 11/28/18 - 3/20/19	678,130,000		PHP	12,439,919
South Korea 1.8%
Korea Monetary Stabilization Bond, senior note, 1.61%, 10/08/18	60,000,000,000		KRW	54,052,158
Total Foreign Government and Agency Securities (Cost $487,684,643)				490,073,953

|87

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)
		Principal
		Amount*	Value
Short Term Investments (continued)

U.S. Government and Agency Securities 11.8%
United States 11.8%
[k] U.S. Treasury Bill,
10/25/18	.	303,000,000	$302,581,354
1/31/19 - 2/28/19		43,723,000	43,343,322
U.S. Treasury Note, 2.75%, 2/15/19		8,339,000	8,351,378
Total U.S. Government and Agency Securities (Cost $354,325,800)			354,276,054
Total Investment before Money Market Funds and Repurchase
Agreements (Cost $2,343,195,019)			2,152,670,702

		Shares

Money Market Funds (Cost $1,054,918,305) 35.0%
United States 35.0%
[m,n] Institutional Fiduciary Trust Money Market Portfolio, 1.69%		1,054,918,305	1,054,918,305

		Principal
		Amount*

Repurchase Agreements (Cost $6,022,652) 0.2%
United States 0.2%
[o] Joint Repurchase Agreement, 2.236%, 10/01/18 (Maturity Value $6,023,774)
BNP Paribas Securities Corp. (Maturity Value $3,085,015)
Deutsche Bank Securities Inc. (Maturity Value $239,385)
HSBC Securities (USA) Inc. (Maturity Value $2,699,374)
Collateralized by U.S. Government Agency Securities, 3.00% - 4.50%, 11/20/46 -
6/20/48; U.S. Treasury Note , 1.375% - 3.50%, 4/15/20 - 4/30/21; and U.S. Treasury
Strips, 2/15/30 - 11/15/47 (valued at $ 6,145,883)		6,022,652	6,022,652
Total Investments (Cost $3,404,135,976) 106.8%			3,213,611,659
Other Assets, less Liabilities (6.8)%			(204,715,415)
Net Assets 100.0%			$3,008,896,244

|88

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bRedemption price at maturity and coupon payment are adjusted for inflation.
cPrincipal amount is stated in 1,000 Brazilian Real Units.
dPrincipal amount is stated in 100 Mexican Peso Units.
ePrincipal amount of security is adjusted for inflation.
fPrincipal amount is stated in 100 Unidad de Inversion Units.
gA supranational organization is an entity formed by two or more central governments through international treaties.
hNon-income producing.
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2018, the value of this security was $13,273,415, representing 0.4% of net assets.
jThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
kThe security was issued on a discount basis with no stated coupon rate.
lPrincipal amount is stated in 10 Mexican Peso Units.
mSee Note 9 regarding investments in affiliated management investment companies.
nThe rate shown is the annualized seven-day effective yield at period end.
oInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2018, all repurchase agreements had been entered into on September 28, 2018.

At September 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Brazilian Real	CITI	Buy	206,375,000	45,732,045	EUR	10/02/18	$—	$(2,156,187)
Brazilian Real	CITI	Sell	206,375,000	43,825,653	EUR	10/02/18	—	(57,751)
Japanese Yen	DBAB	Buy	114,245,484	1,007,545		10/02/18	—	(1,961)
Japanese Yen	DBAB	Sell	114,245,484	1,042,405		10/02/18	36,822	—
Euro	GSCO	Sell	17,044,025	19,865,868		10/04/18	69,053	—
Japanese Yen	JPHQ	Sell	424,150,000	3,837,663		10/04/18	103,759	—
Euro	BOFA	Sell	24,933,432	29,269,356		10/05/18	306,581	—
Euro	DBAB	Sell	8,136,104	9,507,525		10/05/18	56,595	—
Euro	GSCO	Sell	8,105,300	9,519,229		10/05/18	104,080	—
Euro	JPHQ	Sell	32,859,900	38,407,966		10/05/18	237,774	—
Japanese Yen	SCNY	Sell	415,980,000	3,976,560		10/05/18	314,306	—
South Korean Won	HSBK	Buy	42,561,000,000	38,377,818		10/05/18	—	(31,062)
South Korean Won	HSBK	Sell	42,561,000,000	38,068,873		10/05/18	—	(277,883)
Euro	UBSW	Sell	8,311,299	9,762,618		10/09/18	105,071	—
Indian Rupee	JPHQ	Buy	82,107,000	1,238,463		10/09/18	—	(108,457)
Japanese Yen	HSBK	Sell	400,800,000	3,606,619		10/09/18	76,957	—
Japanese Yen	JPHQ	Sell	2,831,950,000	26,985,730		10/09/18	2,046,042	—
Euro	HSBK	Sell	33,800,018	40,006,716		10/10/18	728,675	—
Australian Dollar	JPHQ	Sell	5,243,250	3,765,204		10/11/18	—	(23,127)
Euro	JPHQ	Sell	7,171,498	8,509,556		10/11/18	175,091	—
Euro	JPHQ	Sell	7,171,498	8,326,855		10/11/18	—	(7,610)
Indian Rupee	JPHQ	Buy	179,045,721	2,579,724		10/11/18	—	(116,518)
Japanese Yen	BZWS	Sell	1,712,605,900	15,604,467		10/11/18	520,083	—
Japanese Yen	DBAB	Sell	770,370,000	7,000,754		10/11/18	215,447	—
Japanese Yen	HSBK	Sell	2,816,800,000	26,657,203		10/11/18	1,847,237	—
Australian Dollar	JPHQ	Sell	3,497,072	2,602,189		10/12/18	75,481	—
Australian Dollar	JPHQ	Sell	6,989,428	4,980,226		10/12/18	—	(69,782)

|89

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	DBAB	Sell	25,440,500	30,008,851	10/12/18	$440,407	$—
Indian Rupee	JPHQ	Buy	179,029,279	2,573,369	10/12/18	—	(110,854)
Japanese Yen	CITI	Sell	138,680,000	1,255,085	10/12/18	33,521	—
Japanese Yen	JPHQ	Sell	1,666,680,000	15,025,965	10/12/18	344,995	—
Australian Dollar	CITI	Sell	19,311,633	13,710,777	10/15/18	—	(242,576)
Australian Dollar	JPHQ	Sell	25,071,750	18,978,813	10/15/18	863,568	—
Australian Dollar	JPHQ	Sell	25,071,750	17,878,765	10/15/18	—	(236,480)
Euro	BOFA	Sell	17,769,000	21,014,330	10/15/18	357,165	—
Euro	CITI	Sell	37,063,039	42,944,943	10/15/18	—	(142,305)
Euro	GSCO	Sell	1,789,884	2,116,448	10/15/18	35,637	—
Euro	JPHQ	Sell	6,894,178	8,012,655	10/15/18	—	(2,100)
Japanese Yen	CITI	Sell	755,114,665	6,836,937	10/15/18	184,014	—
Japanese Yen	DBAB	Sell	1,406,600,000	12,721,353	10/15/18	328,530	—
Euro	BOFA	Sell	5,251,819	5,983,450	10/16/18	—	(122,489)
Euro	HSBK	Sell	8,692,000	10,225,225	10/16/18	119,618	—
Indian Rupee	HSBK	Buy	402,232,000	5,821,434	10/16/18	—	(292,974)
Euro	SCNY	Sell	657,000	748,257	10/17/18	—	(15,654)
Japanese Yen	BZWS	Sell	2,516,120,000	22,515,817	10/17/18	344,284	—
Japanese Yen	HSBK	Sell	536,380,000	4,801,776	10/17/18	75,306	—
Euro	BOFA	Sell	5,439,095	6,359,173	10/18/18	34,481	—
Euro	GSCO	Sell	1,898,500	2,237,449	10/18/18	29,834	—
Japanese Yen	GSCO	Sell	565,234,451	5,078,249	10/18/18	97,147	—
Japanese Yen	BZWS	Sell	490,853,752	4,391,115	10/19/18	65,167	—
Euro	DBAB	Sell	8,405,717	9,839,816	10/22/18	62,326	—
Euro	GSCO	Sell	3,692,733	4,332,868	10/22/18	37,499	—
Euro	MSCO	Sell	15,372,250	18,009,821	10/22/18	128,892	—
Euro	UBSW	Sell	1,922,305	2,253,038	10/22/18	17,021	—
Japanese Yen	HSBK	Sell	1,106,730,400	9,877,773	10/22/18	121,856	—
Japanese Yen	JPHQ	Sell	1,886,055,000	16,828,433	10/22/18	202,706	—
Euro	JPHQ	Sell	28,236,000	32,984,025	10/23/18	137,395	—
Euro	MSCO	Sell	15,372,250	17,796,684	10/23/18	—	(85,686)
Japanese Yen	JPHQ	Sell	2,504,432,000	22,315,274	10/23/18	236,858	—
Euro	DBAB	Sell	14,940,282	17,413,347	10/24/18	32,080	—
Euro	SCNY	Sell	4,975,000	5,855,078	10/24/18	67,248	—
Euro	UBSW	Sell	11,641,500	13,711,242	10/24/18	167,721	—
Indian Rupee	JPHQ	Buy	200,268,000	2,898,234	10/24/18	—	(149,800)
South Korean Won	HSBK	Sell	18,482,000,000	16,409,482	10/24/18	—	(248,672)
Euro	DBAB	Sell	4,518,681	5,327,525	10/25/18	70,145	—
Euro	HSBK	Sell	19,488,000	22,921,201	10/25/18	247,370	—
Euro	JPHQ	Sell	14,818,028	17,440,922	10/25/18	200,494	—
Indian Rupee	DBAB	Buy	838,950,988	12,021,939	10/26/18	—	(512,684)
Japanese Yen	BZWS	Sell	983,714,840	9,016,304	10/26/18	342,191	—
Euro	BOFA	Sell	33,910,663	39,917,258	10/29/18	450,254	—
Indonesian Rupiah	JPHQ	Buy	1,721,000,000,000	120,518,207	10/29/18	—	(5,583,099)
South Korean Won	HSBK	Sell	8,274,880,977	7,499,439	10/29/18	40,279	—
Indian Rupee	HSBK	Buy	919,562,500	13,175,340	10/30/18	—	(568,738)
South Korean Won	HSBK	Sell	15,755,000,000	14,744,970	10/30/18	542,533	—
Euro	BOFA	Sell	33,910,663	39,998,305	10/31/18	524,898	—
Euro	BZWS	Sell	22,495,166	26,382,915	10/31/18	197,617	—
Euro	CITI	Sell	77,832,770	91,322,356	10/31/18	721,810	—

|90

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	DBAB	Sell	14,776,110	17,388,821	10/31/18	$188,822	$—
Euro	GSCO	Sell	5,696,000	6,694,742	10/31/18	64,363	—
Euro	SCNY	Sell	12,300,264	14,423,290	10/31/18	105,276	—
Japanese Yen	BZWS	Sell	1,079,470,000	9,789,513	10/31/18	267,499	—
Japanese Yen	GSCO	Sell	944,420,000	8,565,702	10/31/18	234,965	—
Japanese Yen	MSCO	Sell	287,615,000	2,551,814	10/31/18	14,760	—
Euro	HSBK	Sell	25,974,891	30,693,749	11/02/18	453,002	—
Euro	JPHQ	Sell	11,263,000	13,315,175	11/02/18	202,452	—
Japanese Yen	DBAB	Sell	115,414,516	1,041,469	11/02/18	23,244	—
Euro	GSCO	Sell	13,037,050	15,334,700	11/05/18	152,880	—
Indian Rupee	JPHQ	Buy	378,455,000	5,445,161	11/06/18	—	(262,244)
Euro	JPHQ	Sell	9,220,500	10,722,953	11/08/18	—	(17,058)
Japanese Yen	CITI	Sell	708,852,119	6,399,604	11/08/18	143,065	—
Japanese Yen	JPHQ	Sell	1,719,500,000	15,527,782	11/08/18	350,966	—
Japanese Yen	SCNY	Sell	1,720,000,000	15,534,682	11/08/18	353,453	—
Euro	BZWS	Sell	7,003,000	8,184,161	11/09/18	26,426	—
Euro	JPHQ	Sell	6,147,005	7,183,341	11/09/18	22,747	—
Japanese Yen	BZWS	Sell	1,720,220,000	15,595,264	11/09/18	410,955	—
Australian Dollar	CITI	Sell	19,311,633	13,713,577	11/13/18	—	(242,675)
Australian Dollar	JPHQ	Sell	5,243,250	3,883,413	11/13/18	94,188	—
Japanese Yen	CITI	Sell	1,245,045,665	11,272,533	11/13/18	279,273	—
Euro	HSBK	Sell	1,800,000	2,100,537	11/14/18	2,881	—
Euro	JPHQ	Sell	6,775,311	7,892,384	11/14/18	—	(3,323)
Australian Dollar	JPHQ	Sell	25,071,750	18,192,187	11/16/18	72,782	—
Euro	DBAB	Sell	5,008,730	5,743,961	11/16/18	—	(93,983)
Euro	JPHQ	Sell	30,863,836	35,374,740	11/16/18	—	(598,720)
Japanese Yen	CITI	Sell	183,340,000	1,664,246	11/16/18	45,062	—
Euro	BOFA	Sell	5,439,095	6,374,783	11/19/18	33,680	—
Japanese Yen	BZWS	Sell	490,853,752	4,400,683	11/19/18	64,689	—
Japanese Yen	GSCO	Sell	565,234,451	5,089,772	11/19/18	96,730	—
South Korean Won	DBAB	Sell	13,920,000,000	13,038,591	11/19/18	480,892	—
Euro	JPHQ	Sell	32,873,792	37,642,136	11/20/18	—	(686,488)
Japanese Yen	BOFA	Sell	903,250,850	8,196,841	11/20/18	217,306	—
Euro	JPHQ	Sell	14,818,028	16,982,497	11/21/18	—	(295,727)
Japanese Yen	BOFA	Sell	1,102,846,375	9,861,723	11/21/18	118,183	—
Australian Dollar	CITI	Sell	13,307,000	9,725,687	11/23/18	108,200	—
Euro	UBSW	Sell	2,600,555	2,993,487	11/23/18	—	(39,324)
Euro	BOFA	Sell	7,066,000	8,135,156	11/26/18	—	(107,341)
Euro	JPHQ	Sell	5,030,771	5,874,733	11/26/18	6,333	—
Japanese Yen	BOFA	Sell	2,190,917,500	19,968,429	11/26/18	604,624	—
Euro	GSCO	Sell	3,469,000	4,051,792	11/28/18	4,447	—
Japanese Yen	JPHQ	Sell	1,130,199,000	10,227,254	11/28/18	236,433	—
Euro	DBAB	Sell	14,781,916	17,343,622	11/29/18	95,488	—
Euro	SCNY	Sell	12,544,218	14,700,946	11/29/18	63,848	—
Japanese Yen	BZWS	Sell	1,920,010,000	17,356,493	11/29/18	381,924	—
Japanese Yen	DBAB	Sell	685,950,000	6,221,656	11/29/18	157,257	—
Japanese Yen	HSBK	Sell	1,339,587,000	12,141,870	11/29/18	298,748	—
Euro	BZWS	Sell	11,247,583	13,244,760	11/30/18	119,254	—
Japanese Yen	BNDP	Sell	287,615,000	2,597,268	11/30/18	54,213	—
Japanese Yen	DBAB	Sell	9,266,366,552	83,906,131	11/30/18	1,974,092	—

|91

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	JPHQ	Sell	245,050,000	2,220,360	11/30/18	$53,659	$—
South Korean Won	HSBK	Sell	35,277,000,000	31,577,675	11/30/18	—	(259,192)
Australian Dollar	GSCO	Sell	127,700,540	92,192,128	12/04/18	—	(111,271)
Euro	BOFA	Sell	2,694,506	3,160,386	12/04/18	14,682	—
Euro	GSCO	Sell	17,044,025	19,960,002	12/04/18	61,935	—
Japanese Yen	HSBK	Sell	1,247,125,000	11,283,136	12/04/18	251,234	—
Japanese Yen	JPHQ	Sell	424,150,000	3,854,455	12/04/18	102,480	—
Euro	SCNY	Sell	17,972,751	20,889,154	12/06/18	—	(97,551)
Euro	BOFA	Sell	34,170,296	39,983,347	12/07/18	78,658	—
Euro	DBAB	Sell	8,136,104	9,520,787	12/07/18	19,298	—
Euro	GSCO	Sell	2,045,000	2,393,928	12/07/18	5,740	—
Euro	UBSW	Sell	6,231,299	7,294,982	12/07/18	17,958	—
South Korean Won	GSCO	Sell	44,346,000,000	41,277,051	12/07/18	1,247,564	—
Euro	DBAB	Sell	13,483,000	15,804,907	12/10/18	54,266	—
Japanese Yen	CITI	Sell	1,370,500,000	12,421,825	12/10/18	290,346	—
Japanese Yen	CITI	Sell	2,595,800,000	23,492,041	12/11/18	511,775	—
Japanese Yen	HSBK	Sell	2,052,400,000	18,577,118	12/11/18	407,499	—
South Korean Won	DBAB	Sell	13,919,000,000	13,105,786	12/11/18	540,185	—
Euro	DBAB	Sell	25,440,500	29,728,751	12/12/18	3,305	—
Japanese Yen	DBAB	Sell	595,700,000	5,396,469	12/12/18	122,221	—
Japanese Yen	HSBK	Sell	1,798,900,000	16,294,384	12/12/18	367,166	—
Australian Dollar	CITI	Sell	19,379,733	13,764,456	12/13/18	—	(244,714)
Japanese Yen	CITI	Sell	310,702,000	2,809,088	12/13/18	57,864	—
Euro	JPHQ	Sell	6,775,311	7,910,108	12/14/18	—	(8,029)
Indian Rupee	DBAB	Buy	258,123,000	3,519,539	12/14/18	—	(4,649)
Japanese Yen	JPHQ	Sell	335,950,000	3,038,154	12/14/18	63,026	—
Japanese Yen	SCNY	Sell	366,681,000	3,312,385	12/14/18	65,107	—
Euro	GSCO	Sell	1,789,884	2,106,872	12/17/18	14,422	—
Euro	BOFA	Sell	5,439,095	6,389,169	12/18/18	29,968	—
Japanese Yen	BOFA	Sell	903,250,850	8,144,733	12/18/18	142,045	—
Japanese Yen	CITI	Sell	1,782,638,500	16,331,632	12/18/18	537,682	—
Japanese Yen	DBAB	Sell	1,453,310,000	13,350,021	12/18/18	473,879	—
Japanese Yen	GSCO	Sell	565,336,378	5,101,117	12/18/18	92,308	—
Japanese Yen	HSBK	Sell	2,490,780,000	22,665,599	12/18/18	597,604	—
Japanese Yen	JPHQ	Sell	702,800,000	6,323,954	12/18/18	97,235	—
Japanese Yen	MSCO	Sell	300,000,000	2,697,745	12/18/18	39,783	—
Indian Rupee	CITI	Buy	69,318,000	1,000,693	12/19/18	—	(57,488)
South Korean Won	CITI	Sell	4,215,000,000	3,921,113	12/20/18	114,974	—
Euro	BZWS	Sell	11,247,583	13,349,925	12/28/18	186,079	—
Japanese Yen	DBAB	Sell	371,821,000	3,312,879	12/28/18	14,972	—
Japanese Yen	JPHQ	Sell	1,547,456,000	13,787,212	12/28/18	61,881	—
Japanese Yen	DBAB	Sell	114,245,484	1,015,344	1/04/19	1,463	—
South Korean Won	HSBK	Sell	42,561,000,000	38,450,628	1/10/19	—	(7,953)
Japanese Yen	BZWS	Sell	1,689,110,000	15,356,662	1/11/19	358,122	—
Japanese Yen	GSCO	Sell	329,010,000	2,990,185	1/11/19	68,723	—
Japanese Yen	JPHQ	Sell	2,831,950,000	25,730,614	1/11/19	584,166	—
Japanese Yen	JPHQ	Sell	708,450,000	6,511,489	1/16/19	218,251	—
Indian Rupee	DBAB	Buy	1,307,630,494	18,650,462	1/18/19	—	(933,946)
Japanese Yen	SCNY	Sell	707,660,000	6,540,296	1/22/19	251,053	—
Japanese Yen	BZWS	Sell	735,200,000	6,802,746	1/24/19	267,697	—

|92

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	DBAB	Sell	858,140,000	7,912,844		1/24/19	$285,005	$—
Japanese Yen	JPHQ	Sell	7,105,349,700	65,733,367		1/24/19	2,575,302	—
Japanese Yen	CITI	Sell	913,412,000	8,480,447		1/25/19	360,656	—
Japanese Yen	JPHQ	Sell	1,407,000,000	13,052,069		1/25/19	544,519	—
Indonesian Rupiah	HSBK	Buy	424,000,000,000	28,234,667		1/28/19	—	(368,957)
Japanese Yen	HSBK	Sell	1,162,462,488	10,918,216		1/31/19	579,514	—
Japanese Yen	JPHQ	Sell	1,723,960,000	16,157,682		2/12/19	810,366	—
Japanese Yen	CITI	Sell	1,182,704,670	11,163,647		2/14/19	633,091	—
Australian Dollar	JPHQ	Sell	25,071,750	18,489,789		2/15/19	350,608	—
Japanese Yen	CITI	Sell	683,420,000	6,520,250		2/15/19	434,732	—
Japanese Yen	JPHQ	Sell	2,553,380,000	23,346,256		2/15/19	609,668	—
Japanese Yen	HSBK	Sell	413,563,000	3,783,534		2/19/19	99,777	—
Japanese Yen	JPHQ	Sell	709,066,000	6,491,317		2/19/19	175,406	—
Japanese Yen	SCNY	Sell	340,600,700	3,102,575		2/19/19	68,720	—
South Korean Won	HSBK	Sell	75,818,000,000	67,852,157		2/19/19	—	(751,484)
Japanese Yen	CITI	Sell	1,975,555,500	18,141,172		2/21/19	541,347	—
Japanese Yen	DBAB	Sell	1,635,382,000	15,022,386		2/21/19	453,098	—
Japanese Yen	CITI	Sell	1,372,892,008	12,403,596		3/20/19	146,192	—
South Korean Won	HSBK	Sell	7,007,000,000	6,538,515		3/20/19	191,966	—
Japanese Yen	JPHQ	Sell	1,203,160,329	10,855,810		3/25/19	109,473	—
Japanese Yen	SCNY	Sell	937,086,000	8,445,868		3/25/19	76,043	—
Japanese Yen	CITI	Sell	1,866,452,000	16,816,731		3/26/19	144,690	—
Japanese Yen	DBAB	Sell	2,181,107,000	19,655,456		3/26/19	172,766	—
Japanese Yen	HSBK	Sell	1,621,372,000	14,592,494		3/26/19	109,624	—
Brazilian Real	CITI	Buy	206,375,000	42,453,509	EUR	4/01/19	—	(12,667)
Total Forward Exchange Contracts							$41,508,161	$(16,369,233)
Net unrealized appreciation (depreciation)							$25,138,928

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
								Value/
								Unrealized
				Payment	Counter- Maturity		Notional	Appreciation
Description				Frequency		party	Date	Amount (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR				Quarterly
Pay Fixed 3.558%				Semi-Annual		3/04/21	$3,240,000	$(44,659)
Receive Floating 3-month USD LIBOR				Quarterly
Pay Fixed 2.775%				Semi-Annual		10/04/23	13,090,000	71,440
Receive Floating 3-month USD LIBOR				Quarterly
Pay Fixed 2.795%				Semi-Annual		10/04/23	13,090,000	57,962
Receive Floating 3-month USD LIBOR				Quarterly
Pay Fixed 2.765%				Semi-Annual		10/07/23	13,090,000	80,281

|93

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Interest Rate Swap Contracts (continued)

					Value/
					Unrealized
	Payment	Counter-	Maturity	Notional	Appreciation
Description	Frequency	party	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.731%	Semi-Annual		7/07/24	$34,000,000	$583,148
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.914%	Semi-Annual		1/22/25	114,670,000	7,764,423
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.970%	Semi-Annual		1/23/25	143,340,000	9,236,530
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual		1/27/25	84,590,000	5,435,740
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual		1/29/25	21,150,000	1,404,192
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual		1/30/25	17,910,000	1,185,286
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual		2/03/25	28,210,000	2,079,327
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.349%	Semi-Annual		2/25/41	7,460,000	(1,510,917)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.320%	Semi-Annual		2/28/41	5,600,000	(1,092,711)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.299%	Semi-Annual		3/01/41	1,870,000	(358,108)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.668%	Semi-Annual		10/04/43	6,370,000	(675,427)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.687%	Semi-Annual		10/04/43	6,370,000	(697,109)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.675%	Semi-Annual		10/07/43	6,370,000	(682,192)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.378%	Semi-Annual		11/18/46	122,400,000	17,095,280
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.537%	Semi-Annual		4/13/47	72,700,000	7,941,937
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.587%	Semi-Annual		7/27/47	36,700,000	3,897,891
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual		2/20/48	15,638,000	416,401
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual		2/22/48	15,638,000	402,007
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual		2/23/48	15,638,000	349,119
TotalCentrallyClearedSwapContracts					$52,939,841
OTC Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.523%	Semi-Annual	DBAB	3/28/21	$14,630,000	$(179,987)
Receive Floating 3-month USD LIBOR	Quarterly

|94

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Interest Rate Swap Contracts (continued)

					Value/
					Unrealized
	Payment	Counter-	Maturity	Notional	Appreciation
Description	Frequency	party	Date	Amount	(Depreciation)
OTC Swap Contracts (continued)
Pay Fixed 4.347%	Semi-Annual	CITI	2/25/41	$7,460,000	$(1,488,470)
TotalOTCSwapContracts					$(1,668,457)
TotalInterestRateSwapContracts.					$51,271,384
See Abbreviations on page 114.

|95

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2018 (unaudited)

Templeton Growth VIP Fund

	Country	Shares	Value
Common Stocks 98.0%
Aerospace & Defense 0.5%
BAE Systems PLC.	United Kingdom	746,142	$6,125,645
Air Freight & Logistics 1.2%
United Parcel Service Inc., B	United States	127,570	14,893,798
Automobiles 0.6%
Hero Motocorp Ltd	India	199,170	8,057,032
Banks 14.1%
Bangkok Bank PCL, fgn	Thailand	1,704,150	11,498,134
Bangkok Bank PCL, NVDR	Thailand	913,600	5,937,976
Bank of Ireland Group PLC	Ireland	792,800	6,070,046
BNP Paribas SA	France	294,017	17,991,981
Citigroup Inc	United States	384,990	27,619,183
Credit Agricole SA	France	925,466	13,307,764
HSBC Holdings PLC	United Kingdom	2,038,474	18,018,969
ING Groep NV	Netherlands	1,288,606	16,731,344
JPMorgan Chase & Co	United States	124,540	14,053,094
KB Financial Group Inc	South Korea	328,964	16,062,203
Standard Chartered PLC	United Kingdom	2,473,643	20,520,828
UniCredit SpA.	Italy	368,670	5,548,689
			173,360,211
Beverages 0.8%
Suntory Beverage & Food Ltd	Japan	232,900	9,857,442
Biotechnology 2.8%
Amgen Inc	United States	35,375	7,332,884
[a] Celgene Corp	United States	60,320	5,398,037
Gilead Sciences Inc	United States	283,260	21,870,504
			34,601,425
Building Products 0.7%
Compagnie de Saint-Gobain.	France	187,590	8,089,535
Capital Markets 2.0%
Man Group PLC	United Kingdom	2,385,372	5,485,073
UBS Group AG	Switzerland	1,096,280	17,310,860
Value Partners Group Ltd	Hong Kong	2,079,300	1,654,717
			24,450,650
Chemicals 1.0%
Akzo Nobel NV	Netherlands	135,225	12,643,932
Communications Equipment 1.2%
[a] CommScope Holding Co. Inc	United States	405,790	12,482,100
[a] NetScout Systems Inc	United States	86,600	2,186,650
			14,668,750
Construction Materials 0.5%
Taiheiyo Cement Corp	Japan	191,970	6,022,025
Consumer Finance 1.8%
Ally Financial Inc	United States	160,390	4,242,316
Capital One Financial Corp	United States	187,470	17,796,527
			22,038,843
Diversified Financial Services 0.6%
Voya Financial Inc	United States	157,941	7,844,929

Quarterly Statement of Investments | See Notes to Statements of Investments. | 96

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Growth VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services 3.8%
China Telecom Corp. Ltd., ADR.	China	269,865	$13,336,728
China Telecom Corp. Ltd., H	China	2,006,000	996,780
Singapore Telecommunications Ltd	Singapore	10,574,900	25,062,304
Telefonica SA	Spain	1,008,135	7,979,749
			47,375,561
Electrical Equipment 1.1%
Vestas Wind Systems AS	Denmark	193,200	13,065,475
Energy Equipment & Services 0.0%†
Helmerich & Payne Inc	United States	4,020	276,455
Food & Staples Retailing 2.9%
The Kroger Co	United States	216,520	6,302,897
Seven & i Holdings Co. Ltd	Japan	227,400	10,124,898
Walgreens Boots Alliance Inc	United States	267,649	19,511,612
			35,939,407
Food Products 0.7%
Kellogg Co	United States	116,730	8,173,435
Health Care Equipment & Supplies 1.0%
Getinge AB, B	Sweden	1,057,200	12,179,066
Health Care Providers & Services 2.2%
AmerisourceBergen Corp	United States	168,500	15,539,070
Cardinal Health Inc	United States	207,060	11,181,240
			26,720,310
Household Durables 1.2%
Panasonic Corp	Japan	1,255,690	14,623,659
Industrial Conglomerates 2.9%
CK Hutchison Holdings Ltd	Hong Kong	1,409,010	16,234,514
Siemens AG	Germany	150,912	19,331,711
			35,566,225
Insurance 4.3%
Aegon NV	Netherlands	2,632,936	17,080,880
AXA SA	France	722,148	19,408,445
China Life Insurance Co. Ltd., H	China	7,459,230	16,941,210
			53,430,535
Interactive Media & Services 2.9%
[a] Alphabet Inc., A	United States	15,190	18,335,545
[a] Baidu Inc., ADR	China	76,100	17,402,548
			35,738,093
Leisure Products 1.1%
[a] Mattel Inc	United States	857,840	13,468,088
Life Sciences Tools & Services 0.0%†
[a] QIAGEN NV	Netherlands	5,719	216,447
Machinery 1.0%
[a] Navistar International Corp	United States	323,630	12,459,755
Marine 0.9%

A.P. Moeller-Maersk AS, B	Denmark	8,040	11,289,920

|97

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Growth VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Media 4.0%
Comcast Corp., A	United States	455,054	$16,113,462
SES SA, IDR	Luxembourg	1,507,720	33,082,326
			49,195,788
Metals & Mining 1.8%
Barrick Gold Corp	Canada	865,310	9,587,635
Wheaton Precious Metals Corp	Canada	689,844	12,061,796
			21,649,431
Multi-Utilities 2.4%
E.ON SE	Germany	1,149,310	11,715,079
[a] Innogy SE	Germany	30,190	1,281,044
Veolia Environnement SA	France	840,310	16,769,841
			29,765,964
Oil, Gas & Consumable Fuels 11.6%
Apache Corp	United States	413,010	19,688,187
BP PLC	United Kingdom	3,525,201	27,079,960
Eni SpA	Italy	1,331,279	25,164,619
Exxon Mobil Corp	United States	153,740	13,070,975
Husky Energy Inc	Canada	719,150	12,618,716
Kunlun Energy Co. Ltd	China	14,587,870	16,975,749
Royal Dutch Shell PLC, B	United Kingdom	810,999	28,427,510
			143,025,716
Personal Products 1.5%
Coty Inc., A	United States	1,516,950	19,052,892
Pharmaceuticals 11.9%
Allergan PLC	United States	144,924	27,605,123
Bayer AG	Germany	201,986	17,941,263
Eli Lilly & Co	United States	114,680	12,306,311
Merck KGaA	Germany	163,224	16,865,047
Novartis AG	Switzerland	41,900	3,602,649
Perrigo Co. PLC	United States	192,570	13,633,956
Roche Holding AG.	Switzerland	58,373	14,138,326
Sanofi	France	218,787	19,446,300
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,010,640	21,769,185
			147,308,160
Real Estate Management & Development 1.0%
Mitsui Fudosan Co. Ltd	Japan	513,520	12,150,603
Software 2.4%
Oracle Corp	United States	569,100	29,342,796
Specialty Retail 2.2%
Advance Auto Parts Inc	United States	73,310	12,340,272
Kingfisher PLC	United Kingdom	4,237,152	14,250,216
			26,590,488
Technology Hardware, Storage & Peripherals 2.0%
Samsung Electronics Co. Ltd	South Korea	587,480	24,583,078
Wireless Telecommunication Services 3.4%
Bharti Airtel Ltd	India	2,291,300	10,698,105
China Mobile Ltd	China	1,390,300	13,701,343
SoftBank Group Corp	Japan	42,220	4,261,194

|98

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Growth VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (continued)
Vodafone Group PLC	United Kingdom	6,022,752	$12,914,826
			41,575,468
Total Common Stocks (Cost $1,072,208,158)			1,207,417,032

		Principal
		Amount
Corporate Bonds (Cost $6,477,514) 0.6%
Oil, Gas & Consumable Fuels 0.6%
[b] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States $	6,893,000	7,237,650
Total Investments before Short Term Investments
(Cost $1,078,685,672)			1,214,654,682

Short Term Investments 1.3%

U.S. Government and Agency Securities 0.4%
[c] FFCB, 10/01/18.	United States	400,000	400,000
[c] FHLB, 10/01/18.	United States	4,400,000	4,400,000
Total U.S. Government and Agency Securities (Cost $4,799,734)			4,800,000
Time Deposits (Cost $11,000,000) 0.9%
Royal Bank of Canada, 2.10%, 10/01/18	United States	11,000,000	11,000,000
Total Investments (Cost $1,094,485,406) 99.9%			1,230,454,682
Other Assets, less Liabilities 0.1%			1,769,639
Net Assets 100.0%			$1,232,224,321

See Abbreviations on page 114.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2018, the aggregate value of these securities was $7,237,650, representing 0.6% of net assets.
cThe security was issued on a discount basis with no stated coupon rate.

|99

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

Certain or all Funds invest in affiliated funds managed by Franklin Templeton (Underlying Funds) and/or exchange traded funds (ETFs).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements and time deposits are valued at cost, which approximates fair value.

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At September 30, 2018, the Funds received United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:

Franklin Strategic Income VIP Fund $374,332

Templeton Global Bond VIP Fund $9,941,501

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk and/or certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. The Franklin Income VIP Fund did not hold any option contracts at period end.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Franklin Income VIP Fund - Options

Franklin Mutual Global Discovery VIP Fund - Futures and forwards

Franklin Mutual Shares VIP Fund - Futures and forwards

 Franklin Strategic Income VIP Fund - Futures, forwards, swaps and VRI

Franklin VolSmart Allocation VIP Fund - Futures and swaps

Templeton Global Bond VIP Fund - Forwards, swaps and VRI

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. MORTGAGE DOLLAR ROLLS

Franklin Strategic Income VIP Fund and Franklin U.S Government Securities VIP Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Certain or all Funds invest a large percentage of their total assets in Real Estate Investment Trust securities. Such concentration may subject the Funds to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund’s portfolio. While the Funds hold securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At September 30, 2018, Templeton Developing Markets VIP Fund had 7.7% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

6. RESTRICTED SECURITIES

At September 30, 2018, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount/		Acquisition
Shares	Issuer	Date	Cost	Value
Franklin Mutual Global Discovery VIP Fund
595	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12 .	7/01/10 - 11/30/12	$595	$—
424,073	International Automotive Components Group Brazil LLC.	4/13/06 - 12/26/08	281,629	10,255
4,052,916	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	3,247,714	533,023
	Total Restricted Securities (Value is 0.1% of Net Assets)		$3,529,938	$543,278
Franklin Mutual Shares VIP Fund
1,754	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12 .	7/01/10 - 11/30/12	$1,754	$—
1,730,515	International Automotive Components Group Brazil LLC.	4/13/06 - 12/26/08	1,149,241	41,845

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Principal
Amount/		Acquisition
Shares	Issuer	Date	Cost	Value
Franklin Mutual Shares VIP Fund (continued)
15,382,424	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	$12,591,586	$2,023,035
	Total Restricted Securities (Value is 0.1% of Net Assets)		$13,742,581	$2,064,880
Franklin Small-Mid Cap Growth VIP Fund
733,541	DraftKings Inc. (Value is 0.4% of Net Assets)	8/07/15	$2,800,003	$1,698,510
Franklin Strategic Income VIP Fund
14,792,309	K2016470219 South Africa Ltd., A	2/08/13 - 2/01/17	$114,768	$10,456
1,472,041	K2016470219 South Africa Ltd., B	2/01/17	1,093	1,040
1,137,987	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
	3.00%, 12/31/22	2/08/13 - 6/30/18	1,818,067	1,412
220,087	K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
	25.00%, 12/31/22.	2/01/17 - 6/30/18	193,430	16,571
700,000	New Gold Inc., senior note, 144A, 6.375%, 5/15/25	5/04/17	700,000	586,387
	Total Restricted Securities (Value is 0.1% of Net Assets)		$2,827,358	$615,866

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended September 30, 2018, investments in “affiliated companies” were as follows:

	Number of			Number of	Value			Net Change in
	Shares Held			Shares Held	at End		Realized	Unrealized
	at Beginning	Gross	Gross	at End	of	Interest	Gain	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)	(Depreciation)

Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
CB FIM Coinvestors LLC	6,400,507	—	(6,400,507)[a]	—	$—	$—	$4,122	$—

[a]Gross reduction was the result of a corporate action.

8. INVESTMENTS IN UNDERLYING FUNDS

Certain or all Funds invest in Underlying Funds which are managed by affiliates of the Fund’s administrative manager, Franklin Templeton Services, LLC. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in Underlying Funds for the nine months ended September 30, 2018, were as follows:

	Number of			Number of						Net Change in
	Shares Held			Shares	Value					Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized			Appreciation
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)			(Depreciation)

Franklin Founding Funds Allocation VIP Fund
Non-Controlled Affiliates
Franklin Income VIP Fund, Class 1	20,134,973	1,315,294	(2,871,081)	18,579,186	$304,141,271	$15,250,045	$3,035,991			$(9,717,361)
Franklin Mutual Shares VIP Fund, Class 1	16,254,912	—	(2,188,489)	14,066,423	303,272,077	—	8,313,684			4,294,209
Templeton Growth VIP Fund, Class 1	20,714,775	2,571,922	(2,288,360)	20,998,337	307,205,670	6,862,014	33,731,761	[a]		(38,819,429)
Total Affiliated Securities					$914,619,018	$22,112,059	$45,081,436			$(44,242,581)

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. INVESTMENTS IN UNDERLYING FUNDS (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	272,141	—	(143,662)	128,479	$10,832,071	$—	$3,953,809	$63,970
Franklin Income Fund, Class R6	7,571,482	310,657	(67,392)	7,814,747	17,973,919	714,216	(6,739)	(447,254)
Franklin Low Duration Total Return Fund,
Class R6	2,325,396	647,785	—	2,973,181	28,839,855	574,057	—	(286,525)
Franklin Strategic Income Fund, Class R6	1,907,939	64,256	—	1,972,195	18,913,350	618,995	—	(498,843)
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	6,861,620	28,106,924	(30,093,715)	4,874,829	4,874,829	50,382	—	—
Total Affiliated Securities					$81,434,024	$1,957,650	$3,947,070	$(1,168,652)

[a]Includes capital gain distributions received.

9. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2018, investments in affiliated management investment companies were as follows:

Number of			Number of				Net Change in
Shares Held			Shares	Value		Realized	Unrealized
at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Franklin Flex Cap Growth VIP Fund
Non-Controlled Affiliates

Institutional Fiduciary Trust
Money Market Portfolio,
1.69%	5,166,088	18,062,862	(17,327,803)	5,901,147	$5,901,147	$60,629	$ —	$—

Franklin Income VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
1.69%	352,824,455	1,610,747,766	(1,656,443,680)	307,128,541		$307,128,541	$2,743,539	$ —	$—
Franklin Mutual Global Discovery VIP
Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
1.69%	—	48,930,000	(48,930,000)	—	$	— $	—	$ —	$—
Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
1.69%	—	119,189,000	(119,189,000)	—	$	— $	—	$ —	$—
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
1.69%	13,833,792	160,680,359	(161,504,447)	13,009,704		$13,009,704	$150,447	$ —	$—

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
1.69%	43,492,005	205,670,317	(224,527,433)	24,634,889	$24,634,889	$410,643	$—	$—
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
1.69%	15,691,885	119,831,992	(121,858,317)	13,665,560	$13,665,560	$113,822	$—	$—
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Franklin Lower Tier Floating
Rate Fund	2,081,861	—	—	2,081,861	$20,464,692	$1,402,729	$—	$(353,916)
Franklin Middle Tier Floating
Rate Fund	2,024,951	—	—	2,024,951	19,257,288	1,052,802	—	(242,994)
Institutional Fiduciary Trust
Money Market Portfolio,
1.69%	10,018,679	110,587,073	(108,225,916)	12,379,836	12,379,836	133,183	—	—
Total Affiliated Securities					$52,101,816	$2,588,714	$—	$(596,910)
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
1.69%	1,128,203	47,372,696	(39,281,101)	9,219,798	$9,219,798	$34,105	$—	$—
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
1.69%	25,636,178	567,743,126	(519,982,923)	73,396,381	$73,396,381	$474,064	$—	$—
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
1.69%	664,514,279	705,927,227	(315,523,201)	1,054,918,305	$1,054,918,305	$8,141,310	$—	$—
Templeton Growth VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
1.69%	—	204,983,044	(204,983,044)	—	$—	$—	$—	$—

10. INVESTMENTS IN FT HOLDINGS CORPORATION III (FT Subsidiary)

Franklin Strategic Income VIP Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At September 30, 2018, FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At September 30, 2018, the net assets of FT Subsidiary were $6,628,224, representing 1.1% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

11. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Flex Cap Growth VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$130,196,134	$—	$—	$130,196,134
Short Term Investments	5,901,147	—	—	5,901,147
Total Investments in Securities	$136,097,281	$—	$—	$136,097,281

Franklin Founding Funds Allocation VIP Fund
Assets:
Investments in Securities:[a]
Underlying Funds	$914,619,018	$—	$—	$914,619,018

Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$162,510,560	$—	$—	$162,510,560
Short Term Investments	—	218,179	—	218,179
Total Investments in Securities	$162,510,560	$218,179	$—	$162,728,739

Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$96,836,634	$—	$—	$96,836,634
Equity-Linked Securities	—	9,746,303	—	9,746,303
Short Term Investments	—	897,175	—	897,175
Total Investments in Securities	$96,836,634	$10,643,478	$—	$107,480,112

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3		Total
Franklin Income VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Financials	$365,704,618	$8,550,000	$—		$374,254,618
Industrials	126,115,250	—	5,289,473		131,404,723
All Other Equity Investments.	1,668,444,116	—	—		1,668,444,116
Equity-Linked Securities	—	455,910,237	—		455,910,237
Index-Linked Notes	—	15,149,520	—		15,149,520
Convertible Bonds	—	57,470,041	—		57,470,041
Corporate Bonds	—	2,070,582,947	—		2,070,582,947
Senior Floating Rate Interests	—	211,273,995	—		211,273,995
U.S. Government and Agency Securities	—	372,123,046	—		372,123,046
Escrows and Litigation Trusts	—	—	—[c]		—
Short Term Investments	307,128,541	462,014	—		307,590,555
Total Investments in Securities	$2,467,392,525	$3,191,521,800	$5,289,473		$5,664,203,798

Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$126,010,176	$—	$—		$126,010,176
Short Term Investments	—	1,033,243	—		1,033,243
Total Investments in Securities	$126,010,176	$1,033,243	$—		$127,043,419

Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$2,462,272	$—	$543,278		$3,005,550
Media	21,733,609	232,944	—		21,966,553
Software	28,921,828	29,779	—		28,951,607
All Other Equity Investments.	535,930,291	—	—		535,930,291
Corporate Notes and Senior Floating Rate
Interests.	—	8,249,168	—		8,249,168
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	6,857,812	—[c]		6,857,812
Companies in Liquidation	—	26,605	2,118	[c]	28,723
Short Term Investments	26,178,399	—	—		26,178,399
Total Investments in Securities	$615,226,399	$15,396,308	$545,396		$631,168,103

Other Financial Instruments:
Forward Exchange Contracts	$—	$220,228	$—		$220,228

Liabilities:
Other Financial Instruments:
Securities Sold Short	$3,889,591	$—	$—		$3,889,591
Futures Contracts	180,473	—	—		180,473
Forward Exchange Contracts	—	1,480,337	—		1,480,337
Total Other Financial Instruments	$4,070,064	$1,480,337	$—		$5,550,401

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

11. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$14,797,403	$—	$2,064,880		$16,862,283
Machinery	10,344,911	22,166,977	—		32,511,888
Media	154,667,521	1,475,338	—		156,142,859
Software	143,618,436	526,418	—		144,144,854
All Other Equity Investments.	3,239,517,215	—	—[c]		3,239,517,215
Corporate Notes and Senior Floating Rate
Interests.	—	109,958,357	—		109,958,357
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	65,770,957	—[c]		65,770,957
Companies in Liquidation	—	407,783	43,838	[c]	451,621
Short Term Investments	222,314,246	7,900,000	—		230,214,246
Total Investments in Securities	$3,785,259,732	$208,205,830	$2,108,718		$3,995,574,280

Other Financial Instruments:
Forward Exchange Contracts	$—	$157,635	$—		$157,635

Liabilities:
Other Financial Instruments:
Securities Sold Short	$24,448,828	$—	$—		$24,448,828
Futures Contracts	910,136	—	—		910,136
Forward Exchange Contracts	—	3,354,139	—		3,354,139
Total Other Financial Instruments	$25,358,964	$3,354,139	$—		$28,713,103

Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$1,823,252,003	$—	$—		$1,823,252,003
Short Term Investments	13,009,704	—	—		13,009,704
Total Investments in Securities	$1,836,261,707	$—	$—		$1,836,261,707

Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$1,240,164,629	$—	$—		$1,240,164,629
Corporate Bonds	—	11,980,875	—		11,980,875
Short Term Investments	24,634,889	—	—		24,634,889
Total Investments in Securities	$1,264,799,518	$11,980,875	$—		$1,276,780,393

Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Consumer Discretionary	$66,264,721	$—	$1,698,510		$67,963,231
All Other Equity Investments.	377,168,448	—	—		377,168,448
Short Term Investments	13,665,560	—	—		13,665,560
Total Investments in Securities	$457,098,729	$—	$1,698,510		$458,797,239

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2		Level 3	Total
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Services	$—	$—		$343,871	$343,871
Energy.	780,157	1,147,839	[c]	8	1,928,004
Retailing	—	—		11,496	11,496
Transportation	—	—		134,247	134,247
All Other Equity Investments.	39,964,539	—		—	39,964,539
Corporate Bonds:
Retailing	—	3,956,348		1,412	3,957,760
All Other Corporate Bonds	—	256,315,153		—	256,315,153
Senior Floating Rate Interests	—	72,854,776		—	72,854,776
Foreign Government and Agency Securities	—	29,391,067		—	29,391,067
U.S. Government and Agency Securities	—	37,238,034		—	37,238,034
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	109,350,126		—	109,350,126
Mortgage-Backed Securities	—	54,724,500		—	54,724,500
Municipal Bonds	—	7,324,516		—	7,324,516
Escrows and Litigation Trusts	—	17,438		—[c]	17,438
Short Term Investments	12,878,950	—		—	12,878,950
Total Investments in Securities	$53,623,646	$572,319,797		$491,034	$626,434,477

Other Financial Instruments:
Futures Contracts	$62,643	$—		$—	$62,643
Forward Exchange Contracts	—	1,574,152		—	1,574,152
Swap Contracts.	—	579,562		—	579,562
Total Other Financial Instruments	$62,643	$2,153,714		$—	$2,216,357

Liabilities:
Other Financial Instruments:
Futures Contracts	$271,110	$—		$—	$271,110
Forward Exchange Contracts	—	1,435,432		—	1,435,432
Swap Contracts.	—	811,678		—	811,678
Total Other Financial Instruments	$271,110	$2,247,110		$—	$2,518,220

Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:[a]
Mortgage-Backed Securities	$—	$934,571,274		$—	$934,571,274
U.S. Government and Agency Securities	—	214,973,609		—	214,973,609
Short Term Investments	—	45,964,824		—	45,964,824
Total Investments in Securities	$—	$1,195,509,707		$—	$1,195,509,707

Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$104,409,536	$—		$—	$104,409,536
Investments in Underlying Funds and Exchange
Traded Funds	82,768,547	—		—	82,768,547
Short Term Investments	4,874,829	—		—	4,874,829
Total Investments in Securities	$192,052,912	$—		$—	$192,052,912

Liabilities:
Other Financial Instruments:
Swap Contracts.	$—	$50,059		$—	$50,059

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

11. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$310,557,223	$—	$—	$310,557,223
Participatory Notes	—	1,707,919	—	1,707,919
Short Term Investments	9,219,798	—	—	9,219,798
Total Investments in Securities	$319,777,021	$1,707,919	$—	$321,484,940

Templeton Foreign VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$1,447,081,012	$—	$—	$1,447,081,012
Short Term Investments	73,396,381	—	—	73,396,381
Total Investments in Securities	$1,520,477,393	$—	$—	$1,520,477,393

Templeton Global Bond VIP Fund
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$1,308,320,695	$—	$1,308,320,695
Short Term Investments	1,400,842,981	504,447,983	—	1,905,290,964
Total Investments in Securities	$1,400,842,981	$1,812,768,678	$—	$3,213,611,659

Other Financial Instruments:
Forward Exchange Contracts	$—	$41,508,161	$—	$41,508,161
Swap Contracts.	—	58,000,964	—	58,000,964
Total Other Financial Instruments	$—	$99,509,125	$—	$99,509,125

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$16,369,233	$—	$16,369,233
Swap Contracts.	—	6,729,580	—	6,729,580
Total Other Financial Instruments	$—	$23,098,813	$—	$23,098,813

Templeton Growth VIP Fund
Assets:
Investments in Securities:[a]
Equity Investments	$1,207,417,032	$—	$—	$1,207,417,032
Corporate Bonds	—	7,237,650	—	7,237,650
Short Term Investments	—	15,800,000	—	15,800,000
Total Investments in Securities	$1,207,417,032	$23,037,650	$—	$1,230,454,682

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred, convertible preferred stocks and management investment companies as well as other equity interests.
cIncludes securities determined to have no value at September 30, 2018.

| 112

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliations of assets and liabilities for the nine months ended September 30, 2018, are as follows:

												Net Change in
												Unrealized
												Appreciation
								Net	Net			(Depreciation)
	Balance at				Transfer	Transfer		Realized	Unrealized	Balance		on Assets
	Beginning of				Into	Out of	Cost Basis	Gain	Appreciation	at End		Held at
	Period		Purchases	Sales	Level 3	Level 3[a]	Adjustments	(Loss)	(Depreciation)	of Period		Period End
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Auto Components	$2,684,499		$—	$—	$—	$—	$—	$—	$(2,141,221)	$543,278		$(2,141,221)
Diversified Financial Services	4,224,121		—	(4,153,225)	—	—	—	(1,276,775)	1,205,879	—		—
Software	8,810		—	—	—	(19,836)	—	—	11,026	—		—
Companies in Liquidation	136,964	[c]	—	(1,162)	—	(118,073)	—	1,162	(16,773)	2,118	[c]	2,118
Total Investments in Securities	$7,054,394		$—	$(4,154,387)	$—	$(137,909)	$—	$(1,275,613)	$(941,089)	$545,396		$(2,139,103)

aThe investments were transferred out of Level 3 as a result of the availability of other significant observable valuation inputs. May include amounts related to a corporate action.
bIncludes common stocks as well as other equity interests.
cIncludes securities determined to have no value.

12. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

13. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

| 113

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Counterparty		Currency
BNDP	BNP Paribas SA	ARS	Argentine Peso
BOFA	Bank of America Corp.	BRL	Brazilian Real
BONY	The Bank of New York Mellon Corp.	COP	Colombian Peso
BZWS	Barclays Bank PLC	EUR	Euro
CITI	Citigroup, Inc.	GBP	British Pound
DBAB	Deutsche Bank AG	GHS	Ghanaian Cedi
GSCO	The Goldman Sachs Group, Inc.	IDR	Indonesian Rupiah
HSBK	HSBC Bank PLC	INR	Indian Rupee
JPHQ	JP Morgan Chase & Co.	KRW	South Korean Won
MSCO	Morgan Stanley	MXN	Mexican Peso
SCNY	Standard Chartered Bank	PEN	Peruvian Nuevo Sol
SSBT	State Street Bank and Trust Co., N.A.	PHP	Philippine Peso
UBSW	UBS AG	USD	United States Dollar

Selected Portfolio
ADR	American Depositary Receipt		LIBOR	London InterBank Offered Rate
ARM	Adjustable Rate Mortgage		MBS	Mortgage-Backed Security
ARPP7DRR Argentina Central Bank 7 Day Repo Rate			NVDR	Non-Voting Depositary Receipt
BADLAR Argentina Deposit Rates Badlar Private Banks ARS			PC	Participation Certificate
CLO	Collateralized Loan Obligation		PIK	Payment-In-Kind
CMT	Constant Maturity Treasury Index		PL	Project Loan
COF	Cost of Funds		RDA	Redevelopment Agency/Authority
EAFE	Europe, Australia & Far East		REIT	Real Estate Investment Trust
FFCB	Federal Farm Credit Bank		SF	Single Family
FHLB	Federal Home Loan Bank		T-Note	Treasury Note
FICO	Financing Corp.		TVA	Tennessee Valley Authority
FNMA	Federal National Mortgage Association		VIX	Market Volatility Index
FRN	Floating Rate Note		VRI	Value Recovery Instrument
GDP	Gross Domestic Product
GDP	Gross Domestic Product
GO	General Obligation
HDC	Housing Development Corp.
IDR	International Depositary Receipt

Index
CDX.EM.Series number	CDX Emerging Markets Index
CDX.NA.HY.Series number	CDX North America High Yield Index
MCDX.NA.Series number	MCDX North America Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

| 114

Item 2. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were not effective related to internal control over financial reporting specific to the monitoring of market events following the close of trading in foreign stock markets that assist in determining the reliability of the values of the foreign securities held by the Funds and which may require the use of fair valuation factors to account for changes in the values of those securities subsequent to the local close of the foreign market but prior to the net asset calculation of the Funds. As a result, a material weakness exists at period end for the Franklin Global Real Estate VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund and Templeton Growth VIP Fund. There are no misstatements to current and previously issued financial statements. However, this material weakness could result in misstatements of security values and unrealized gains or losses and associated disclosures that would result in a material misstatement of the interim or annual consolidated financial statements that would not be prevented or detected.

After September 30, 2018 and prior to the issuance of the Registrant’s financial statements, the Registrant’s controls were enhanced through the implementation of a daily secondary review of market events following the close of trading on foreign stock markets to ensure the appropriate application of market level fair value.

(b)  Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By /s/Matthew T. Hinkle

   Matthew T. Hinkle

   Chief Executive Officer –

Finance and Administration

Date November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Matthew T. Hinkle

   Matthew T. Hinkle

   Chief Executive Officer –

Finance and Administration

Date November 27, 2018

By _/s/Gaston Gardey

   Gaston Gardey

   Chief Financial Officer and

 Chief Accounting Officer

Date November 27, 2018